As filed with the Securities and Exchange Commission on February 26, 2014

Securities Act File No. 033-52272

Investment Company Act File No. 811-07170

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 84	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 87	☒

TCW FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1 (213) 244-0000

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On February 28, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

TCW Funds Prospectus FEBRUARY 28 2014 TCW Equity Funds TCW Concentrated Value Fund (I Share: TGFFX; N Share: TGFVX) TCW Growth Fund (I Share: TGGIX; N Share: TGGYX) TCW Growth Equities Fund (I Share: TGGEX; N Share: TGDNX) TCW Relative Value Dividend Appreciation Fund (formerly the TCW Dividend Focused Fund) (I Share: TGDFX; N Share: TGIGX) TCW Relative Value Large Cap Fund (I Share: TGDIX; N Share: TGDVX) TCW Select Equities Fund (I Share: TGCEX; N Share: TGCNX) TCW Small Cap Growth Fund (I Share: TGSCX; N Share: TGSNX) TCW SMID Cap Growth Fund (I Share: TGSDX; N Share: TGMDX) TCW Value Opportunities Fund (I Share: TGVOX; N Share: TGVNX) TCW Fixed Income Funds TCW Core Fixed Income Fund Fund (I Share: TGCFX; N Share: TGFNX) TCW Enhanced Commodity Strategy Fund (I Share: TGGWX; N Share: TGABX) TCW High Yield Bond Fund (I Share: TGHYX; N Share: TGHNX) TCW Short Term Bond Fund (I Share: TGSMX) TCW Total Return Bond Fund (I Share: TGLMX; N Share: TGMNX) TCW International Funds TCW Emerging Markets Income Fund (I Share: TGEIX; N Share: TGINX) TCW Emerging Markets Local Currency Income Fund (I Share: TGWIX; N Share: TGWNX) TCW Emerging Markets Multi-Asset Opportunities Fund (I Share: TGMAX; N Share: TGMEX) TCW Global Bond Fund (I Share: TGGBX; N Share: TGGFX) TCW International Growth Fund (I Share: TGIBX; N Share: TGIDX) TCW International Small Cap Fund (I Share: TGICX; N Share: TGNIX) TCW Asset Allocation Fund TCW Conservative Allocation Fund (I Share: TGPCX; N Share: TGPNX) This prospectus tells you about the Class I and Class N shares of twenty-one of the separate investment funds (each a “Fund” and collectively, the “Funds”) offered by TCW Funds, Inc., (the “Corporation”) each of which has different investment objectives and policies that are designed to meet different investment goals. Please read this document carefully before investing, and keep it for future reference. As with all mutual funds, the Securities and Exchange Commission and Commodity Futures Trading Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TCW Concentrated Value Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.65%	0.65%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	1.30%	3.25%
Total annual fund operating expenses	1.95%	4.15%
Fee Waiver and/or Expense Reimbursement[1]	0.82%	3.02%
Net Expenses[1]	1.13%	1.13%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$115	$533	$976	$2,209
N	$115	$985	$1,869	$4,146

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.13% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2014 through February 28, 2015. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.65% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in the equity securities of large capitalization companies. The Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in publicly traded equity securities of companies with market capitalizations of greater than $3 billion dollars at time of acquisition. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depository Receipts (ADRs); and other securities with equity characteristics.

The Fund typically invests in a portfolio of 25 to 40 companies. In managing the Fund’s investments, the portfolio managers seek to invest in attractively valued equity securities where the return on invested capital is improving. Bottom-up fundamental research is used to identify these companies. The portfolio managers will use both qualitative and quantitative screening criteria to supplement the fundamental research. The portfolio managers’ quantitative screening focuses on companies that have a disciplined approach to investing capital and favors companies with increasing return on investment capital. The Fund invests in companies trading at prices the portfolio managers believe are below their intrinsic values.

Portfolio securities may be sold when the company fails to meet expectations, there is deterioration of underlying fundamentals, the portfolio managers conclude that the intermediate and long-term prospects for the company are poor, the portfolio managers determine to take advantage of a better investment opportunity, or, in the portfolio managers’ opinion, the security has reached its sell target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class N shares. Class I performance may be higher than Class N performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class N Shares

Highest/Lowest quarterly results during this period were:

Highest	18.02%	(quarter ended 6/30/2009)
Lowest	-31.47%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	5 Years	10 Years	Class I Since Inception (11/1/2004)
N – Return Before Taxes	36.33%	15.36%	5.17%	—
- After taxes on distributions	36.18%	15.28%	5.11%	—
- After taxes on distributions and sale of fund shares	20.68%	12.43%	4.15%	—
I – Before taxes	36.35%	15.71%	—	5.34%
Russell 1000 Value® Index (reflects no deduction for fees, expenses or taxes)[1]	32.53%	16.67%	7.59%	7.47%

[1]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Thomas K. McKissick	14 years (Since inception of the Fund)	Group Managing Director

N. John Snider	13 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW Growth Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	4.29%	19.60%
Total annual fund operating expenses	5.04%	20.60%
Fee Waiver and/or Expense Reimbursement[1]	4.05%	19.61%
Net Expenses[1]	0.99%	0.99%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$101	$1,149	$2,196	$4,810
N	$101	$3,744	$6,339	$10,012

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.99% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2014 through February 28, 2015. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.21% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities of publicly traded companies with market capitalizations, at the time of acquisition, within the capitalization range of companies comprising the Russell 3000® Growth Index. As of December 31, 2013, the market capitalization of companies included in the Russell 3000® Growth Index was between $36 million and $527 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; and other securities with equity characteristics. The Fund may also invest in foreign securities listed on a U.S. exchange or in the form of depository receipts, such as American Depository Receipts (ADRs), or listed on a foreign exchange. In addition, the Fund may invest in exchange traded funds (ETFs).

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies, across all market capitalizations, one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund’s investment objective.

The Fund seeks to manage risk by limiting weighting in any security or any one sector.

The Advisor uses multiple portfolio managers to manage the Fund’s assets. Under this approach, the Fund’s investment portfolio is divided into segments managed by individual portfolio managers. The portfolio managers decide how their respective segments will be invested.

Portfolio securities may be sold when the company fails to meet expectations, there is deterioration of underlying fundamentals, the intermediate or long-term prospects for the company are poor, the portfolio managers determine to take advantage of a better investment opportunity, or, in the portfolio managers’ opinion, the security has reached its sell target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	22.13%	(quarter ended 6/30/2009)
Lowest	-25.31%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	5 Years	Since Inception (1/2/2008)
I – Before taxes	30.19%	20.29%	7.04%
- After taxes on distributions	30.19%	20.27%	7.04%
- After taxes on distributions and sale of fund shares	17.09%	16.62%	5.58%
N – Before taxes	30.21%	20.31%	7.06%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	34.23%	20.56%	7.78%

[1]	The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Craig C. Blum	3 years	Group Managing Director

Chang Lee	1 year	Managing Director

Jason S. Maxwell	Since May 2013	Managing Director

Mike Olson	1 year	Managing Director

Michael P. Reilly	6 years (Since inception of the Fund)	Group Managing Director and Chief Investment Officer — U.S. Equities

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW Growth Equities Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.32%	0.68%
Total annual fund operating expenses	1.32%	1.93%
Fee Waiver and/or Expense Reimbursement[1]	0.12%	0.73%
Net Expenses[1]	1.20%	1.20%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$122	$406	$712	$1,580
N	$122	$535	$974	$2,195

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.20% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2014 through February 28, 2015. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.65% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Growth Index. As of December 31, 2013, the market capitalization of companies included in the Russell MidCap® Growth Index was between $1 billion and $29 billion. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds and debentures; rights or warrants to purchase common or preferred stock; and other securities with equity characteristics.

The Fund invests primarily in issuers which are characterized as “growth” companies according to criteria established by the portfolio manager. Within these parameters, the Fund may invest in securities of foreign companies, including emerging or developing markets companies, listed on a U.S. exchange, American Depository Receipts (ADRs) or American Depository Shares (ADS).

In managing the Fund’s investments, the portfolio manager uses a “bottom up” approach to identify securities for investment. First, quantitative and qualitative criteria are used to screen companies. Companies that make it through this screening process are then subjected to fundamental analysis which generally looks for one or more of the following factors:

•	a record of consistent earnings growth or the potential to grow earnings

•	an ability to earn an attractive return on equity

•	a large and growing market share

•	a strong balance sheet

•	significant ownership by management and a strong management team

Portfolio securities may be sold when the company fails to meet expectations, there is deterioration of underlying fundamentals, the portfolio manager concludes that the intermediate and long-term prospects for the company are poor, the portfolio manager determines to take advantage of a better investment opportunity, the individual security has reached its sell target or if an individual security weighting or sector weighting is too large.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•	securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	20.82%	(quarter ended 6/30/2009)
Lowest	-26.36%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	5 Years	Since Inception (3/1/2004)
I – Before taxes	41.06%	21.14%	8.85%
- After taxes on distributions	27.34%	18.46%	7.43%
- After taxes on distributions and sale of fund shares	30.97%	16.97%	7.07%
N – Before taxes	41.00%	21.12%	8.82%
Russell MidCap® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	35.74%	23.37%	9.39%

[1]	The Russell MidCap® Growth Index measures the performance of those companies in the Russell MidCap® Index with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Chang Lee	1 year	Managing Director

Mike Olson	1 year	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW Relative Value Dividend Appreciation Fund

(formerly known as the TCW Dividend Focused Fund)

Investment Objective

The Fund’s investment objective is to seek to realize a high level of dividend income consistent with prudent investment management. Capital appreciation is a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.07%	0.11%
Total annual fund operating expenses	0.82%	1.11%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$84	$262	$455	$1,014
N	$113	$353	$612	$1,352

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in equity securities of companies that have a record of paying dividends. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depository Receipts (ADRs); and other securities with equity characteristics.

The portfolio manager analyzes economic and market conditions and identifies securities that the portfolio manager believes will make the best investments in the pursuit of the Fund’s investment objective. In selecting the Fund’s investments, the portfolio manager considers factors which may include one or more of the following:

•	the company’s current valuation

•	the company’s market capitalization

•	the company’s price/earnings ratio

•	the company’s current dividend yield

•	the company’s potential for a strong positive cash flow and future dividend yields

Portfolio securities may be sold when the company fails to meet expectations, there is deterioration of underlying fundamentals, the portfolio manager concludes that the intermediate and long-term prospects for the company are poor, the portfolio manager determines to take advantage of a better investment opportunity, or the security has reached its price target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class N shares. Class I performance may be higher than Class N performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class N Shares

Highest/Lowest quarterly results during this period were:

Highest	19.02%	(quarter ended 9/30/2009)
Lowest	-26.89%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	5 Years	10 Years	Class I Since Inception (11/1/2004)
N – Before taxes	34.96%	20.25%	7.42%	—
- After taxes on distributions	34.58%	19.93%	7.04%	—
- After taxes on distributions and sale of fund shares	20.04%	16.58%	6.06%	—
I – Before taxes	35.33%	20.58%	—	7.64%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[1]	32.53%	16.67%	7.58%	7.47%

[1]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee	12 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW Relative Value Large Cap Fund

Investment Objective

The Fund’s investment objective is to seek capital appreciation, with a secondary goal of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.12%	0.13%
Total annual fund operating expenses	0.87%	1.13%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$89	$278	$482	$1,073
N	$115	$359	$622	$1,375

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.33% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of large capitalization companies. Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in equity securities of companies with a market capitalization of greater than $1 billion at the time of purchase. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depository Receipts (ADRs); and other securities with equity characteristics.

The Fund will invest mostly in companies the portfolio managers believe are “value companies.” In managing the Fund’s investments, the portfolio managers blend a number of investment strategies. The portfolio managers emphasize investing in companies that tend to have one or more characteristics that are lower than the equivalent characteristics for companies in the S&P 500 Index. The portfolio managers seek companies that they believe are neglected or out of favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and those companies that they believe have reasonable prospects for growth even though the expectations for these companies are low and their valuations are temporarily depressed.

Portfolio securities may be sold when the company fails to meet expectations, there is deterioration of underlying fundamentals, the portfolio managers conclude that the intermediate and long-term prospects for the company are poor, the portfolio managers determine to take advantage of a better investment opportunity, or the security has reached its price target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class N shares. Class I performance may be higher than Class N performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class N Shares

Highest/Lowest quarterly results during this period were:

Highest	19.90%	(quarter ended 9/30/2009)
Lowest	-25.24%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	5 Years	10 Years
N – Before taxes	35.89%	19.26%	7.71%
- After taxes on distributions	35.57%	19.07%	7.45%
- After taxes on distributions and sale of fund shares	20.58%	15.74%	6.28%
I – Before taxes	36.27%	19.52%	7.95%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[1]	32.53%	16.67%	7.59%

[1]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee	15 years	Group Managing Director

Matthew J. Spahn	11 years	Senior Vice President

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW Select Equities Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.08%	0.10%
Total annual fund operating expenses	0.83%	1.10%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$85	$265	$460	$1,025
N	$112	$350	$606	$1,340

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.55% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of mid and large capitalization companies. Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) 80% of the value of its net assets in equity securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depository Receipts (ADRs); and other securities with equity characteristics. The portfolio manager uses a highly focused approach which seeks to achieve superior long-term returns over a full market cycle by owning shares of companies that he believes to have strong and enduring business models and inherent advantages over their competitors.

Portfolio securities may be sold when the company fails to meet expectations, there is deterioration of underlying fundamentals, the portfolio manager concludes that the intermediate and long-term prospects for the company are poor, the portfolio manager determines to take advantage of a better investment opportunity, or, in the portfolio manager’s opinion, the security becomes fully valued or the security becomes too large a position in the Fund or the individual security has reached its sell target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	15.71%	(quarter ended 3/31/2012)
Lowest	-19.31%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	29.02%	21.04%	7.37%
- After taxes on distributions	28.06%	20.75%	6.80%
- After taxes on distributions and sale of fund shares	17.21%	17.29%	5.92%
N – Before taxes	28.66%	20.66%	7.06%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	33.49%	20.39%	7.83%

[1]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Craig C. Blum	10 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW Small Cap Growth Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.18%	0.22%
Total annual fund operating expenses	1.18%	1.47%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$120	$375	$649	$1,432
N	$150	$465	$803	$1,757

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s per-

formance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84.46% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 2000® Growth Index. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. As of December 31, 2013, the market capitalization of companies included in the Russell 2000® Growth Index was between $36 million and $5 billion. Equity securities include common and preferred stock, securities convertible into common or preferred stock such as convertible preferred stock, bonds and debentures; rights or warrants to purchase common or preferred stock; and other securities with equity characteristics. Within these parameters, the Fund may invest in securities of foreign companies, including emerging or developing markets companies, listed on a U.S. exchange or in American Depository Receipts (ADRs).

In managing the Fund’s investments, under normal market conditions, the portfolio manager uses a small cap growth investment philosophy. That philosophy consists of company-by-company analysis to screen potential investments and to monitor securities in the Fund’s portfolio. Portfolio securities may be sold when the company fails to meet expectations, there is deterioration of underlying fundamentals, the portfolio manager concludes that the intermediate and long-term prospects for the company are poor, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached its sell target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

small-capitalization company risk: the risk that the stock performance of small-capitalization companies can be more volatile than the stock performance of mid- and large-capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	32.25%	(quarter ended 6/30/2009)
Lowest	-26.38%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	45.64%	21.60%	10.12%
- After taxes on distributions	41.04%	20.82%	9.76%
- After taxes on distributions and sale of fund shares	29.59%	17.75%	8.37%
N – Before taxes	45.07%	21.23%	9.76%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	43.30%	22.58%	9.41%

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and high forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Chang Lee	1 year	Managing Director
Mike Olson	1 year	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW SMID Cap Growth Fund

Investment Objective

The Fund’s investment objective is to seek to provide long term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.34%	0.36%
Total annual fund operating expenses	1.34%	1.61%
Fee Waiver and/or Expense Reimbursement[1]	0.14%	0.41%
Net Expenses[1]	1.20%	1.20%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$122	$411	$721	$1,600
N	$122	$468	$837	$1,877

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.20% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2014 through February 28, 2015. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72.89% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of companies comprising the Russell 2500® Growth Index. As of December 31, 2013, the market capitalization range of companies included in the Russell 2500® Growth Index was between $36 million and $10 billion. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stocks; securities convertible into common or preferred stocks such as convertible bonds and debentures; rights or warrants to purchase common or preferred stocks; American Depository Receipts (ADRs); and American Depository Shares (ADS).

The Fund invests primarily in issuers which are characterized as “growth” companies according to parameters established by the portfolio managers. Within these parameters, the Fund may invest in securities of foreign companies, including companies in emerging or developing markets, listed on a U.S. exchange, ADRs or ADS.

In managing the Fund’s investments, the portfolio manager uses a “bottom up” approach to identify companies for investment. The primary focus is on companies where the portfolio manager’s estimates of a company’s free cash flow growth is above that implied by current Wall Street estimates and, in the portfolio manager’s opinion, the security is attractively valued relative to those cash flows. Companies that make it through this screening process are then subjected to fundamental analysis which generally looks for one or more of the following factors:

•	competing in a large or growing market offering the potential for increasing market share

•	the ability to fund revenue and earnings growth with internally generated free cash flow and/or balance sheet cash

•	a differentiated product or service

•	a strong balance sheet

•	a strong management team and significant ownership by management

Portfolio securities may be sold when the company fails to meet expectations, there is deterioration of underlying fundamentals, the portfolio manager concludes that the intermediate and long-term prospects for the company are poor, the portfolio manager determines to take advantage of a better investment opportunity, the individual security has reached its sell target or if an individual security weighting or sector weighting is too large.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•

small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•

investment style risk: the risk that the particular style or set of styles that the investment adviser primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the security at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	15.06%	(quarter ended 9/30/2013)
Lowest	-24.96%	(quarter ended 9/30/2011)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	Since Inception (11/1/2010)
I – Before taxes	43.26%	13.87%
- After taxes on distributions	43.26%	13.90%
- After taxes on distributions and sale of fund shares	24.49%	10.92%
N – Before taxes	43.26%	13.87%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	40.65%	20.30%

[1]

The Russell 2500® Growth Index measures the performance of small to mid-cap growth segment of the U.S. equity universe and includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Chang Lee	1 year	Managing Director

Mike Olson	1 year	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW Value Opportunities Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.80%	0.80%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.14%	0.27%
Total annual fund operating expenses	0.94%	1.32%
Fee Waiver and/or Expense Reimbursement[1]	0.00%	0.11%
Net Expenses[1]	0.94%	1.21%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$96	$300	$520	$1,155
N	$123	$407	$713	$1,581

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.21% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2014 through February 28, 2015. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.91% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Value Index. As of December 31, 2013, the market capitalization of companies included in the Russell MidCap® Value Index was between $1 billion and $27 billion. Equity securities include common and preferred stock, securities convertible into common or preferred stock such as convertible preferred stock, bonds and debentures; rights or warrants to purchase common or preferred stock; American Depository Receipts (ADRs) and other securities with equity characteristics.

The Fund will invest mostly in what the portfolio manager believes are “value companies.” The portfolio manager seeks to identify those companies that have fallen out of favor and whose stock is selling below what the portfolio manager believes is its real value. The portfolio manager looks for those stocks with a potential catalyst such as new products, technologies, or management that will trigger an increase in their values.

Portfolio securities may be sold when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the portfolio manager concludes that the intermediate and long-term prospects for the company are poor, the portfolio manager determines to take advantage of a better investment opportunity, or the security has reached its price target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	19.32%	(quarter ended 6/30/2009)
Lowest	-27.18%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	35.97%	20.13%	7.40%
- After taxes on distributions	32.80%	19.44%	6.37%
- After taxes on distributions and sale of fund shares	22.95%	16.47%	5.88%
N – Before taxes	35.52%	19.77%	7.06%
Russell MidCap® Value Index (reflects no deduction for fees, expenses or taxes)[1]	33.46%	21.16%	10.26%

[1]	The Russell MidCap® Value Index measures the performance of those companies in the Russell MidCap® Index with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee	3 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW Core Fixed Income Fund

Investment Objective

The Fund’s investment objective is to seek to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.40%	0.40%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.09%	0.18%
Total fund operating expenses	0.49%	0.83%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$50	$158	$276	$620
N	$85	$266	$462	$1,029

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 197.42% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in debt securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. These debt securities include but are not limited to securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations (including convertible securities); mortgage-backed securities; asset backed securities; U.S. dollar denominated foreign securities (corporate and government); and other securities bearing fixed or variable interest rates of any maturity.

The Fund may invest up to 5% of its net assets in high yield/below investment grade bonds, commonly known as “junk” bonds. The Fund may also invest a portion of its assets in bank loans of companies in the high yield universe. High yield portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

The Fund may invest, without limitation, in derivative instruments such as options, futures and swap agreements. The Fund may invest in securities that are commonly referred to as mortgage derivatives, including inverse floaters, and interest only (IO), principal-only (PO), inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In managing the Fund’s investments, under normal market conditions, the portfolio managers use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:

•	security selection within a given sector

•	relative performance of the various market sectors

•	the shape of the yield curve

•	fluctuations in the overall level of interest rates

The portfolio managers also utilize active asset allocation in managing the Fund’s investments and monitor the duration of the Fund’s portfolio securities to seek to mitigate the Fund’s exposure to interest rate risk.

Portfolio securities may be sold when the Fund’s portfolio managers determine to take advantage of a better investment opportunity because they believe the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or the individual security has reached its sell target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

prepayment risk of mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of mortgage-backed securities: the risk that in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

•	frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may detract from the Fund’s performance, and may produce capital gains, which are taxable to shareholders when distributed.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	7.35%	(quarter ended 9/30/2009)
Lowest	-2.51%	(quarter ended 6/30/2013)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	-1.54%	7.56%	5.84%
- After taxes on distributions	-2.28%	5.76%	4.05%
- After taxes on distributions and sale of fund shares	-0.84%	5.28%	3.89%
N – Before taxes	-1.89%	7.20%	5.52%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[1]	-2.02%	4.44%	4.55%

[1]

The Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Stephen M. Kane	3 years	Group Managing Director

Laird R. Landmann	3 years	Group Managing Director

Tad Rivelle	4 years	Group Managing Director and Chief Investment Officer — Fixed Income

Bryan Whalen	Since March 2014	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW Enhanced Commodity Strategy Fund

Investment Objective

The Fund’s investment objective is to seek total return which exceeds that of its commodity benchmark.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees of the Fund and Subsidiary[1]	0.50%	0.50%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses of the Fund	3.12%	3.34%
Expenses of the Subsidiary	2.05%	2.05%
Total fund operating expenses	5.67%	6.14%
Fee Waiver and/or Expense Reimbursement[2]	4.97%	5.39%
Net Expenses[2]	0.70%	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$72	$1,246	$2,406	$5,236
N	$77	$1,342	$2,579	$5,550

[1]

The Fund may invest a portion of its assets in TCW Cayman Enhanced Commodity Fund, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary has entered into a separate advisory agreement with TCW Investment Management Company (the “Advisor”) for the

management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay the Advisor a management fee at the same rate that the Fund pays the Advisor for services provided to the Fund. The Advisor is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This waiver may not be terminated without the consent of the Board of Directors of the Fund.

[2]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.70% of average daily net assets with respect to Class I shares and 0.75% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement is for the period March 1, 2014 through February 28, 2015. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing (except when maintaining a temporary defensive position) in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. “Fixed Income Instruments” refers to securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities), including bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps and derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A securities.

The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the TCW Cayman Enhanced Commodity Fund, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is a Cayman Islands exempted liability company organized pursuant to a Memorandum and Articles of Incorporation dated January 28, 2011. Commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. They are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either debt or equity securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other commodity variable. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.

The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary may invest in commodity-linked swap agreements and other commodity-linked derivative instruments to an extent greater than the Fund may make such investments. The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures con-

tracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract terms than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Fund is up to 3 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may invest up to 5% of its net assets in securities rated below investment grade (meaning below BBB) at the time of investment. The Fund may invest up to 15% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 5%of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 5% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•

commodity risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•	equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

•

foreign currency risk: the risk that the value of the Fund’s investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

•

non-diversification risk: the risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

tax risk: the risk that the ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the Internal Revenue Service or the Treasury Department as discussed under “Distributions and Taxes.”

•

subsidiary risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There is no guarantee that the investment objective of the Subsidiary will be achieved.

•

prepayment risk of mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of mortgage-backed securities: the risk that in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows the Fund’s investment results from the past calendar year and the table below shows how the Fund’s average annual total returns compare to those of a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	11.94%	(quarter ended 9/30/2012)
Lowest	-9.20%	(quarter ended 6/30/2013)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	Since Inception (4/1/2011)
I – Before taxes	-6.87%	-7.36%
- After taxes on distributions	-7.71%	-8.16%
- After taxes on distributions and sale of fund shares	-3.79%	-5.76%
N – Before taxes	-6.87%	-7.36%
Dow Jones UBS Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)[1]	-9.54%	-10.25%

[1]

The Dow Jones UBS Commodity Index Total Return is a total return index based on the Dow Jones UBS Commodity Index (“DJ-UBSCI”), which is comprised of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange. The Dow Jones UBS Commodity Index Total Return reflects the return on fully collateralized positions in the DJ-UBSCI.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Tad Rivelle	1 year	Group Managing Director and Chief Investment Officer — Fixed Income

Stephen M. Kane	2 years (Since inception of the Fund)	Group Managing Director

Bret R. Barker	2 years (Since inception of the Fund)	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW High Yield Bond Fund

Investment Objective

The Fund’s investment objective is to seek to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.45%	0.45%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.49%	0.58%
Total fund operating expenses	0.94%	1.28%
Fee Waiver and/or Expense Reimbursement[1]	0.39%	0.48%
Net Expenses[1]	0.55%	0.80%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$56	$261	$483	$1,120
N	$82	$359	$657	$1,504

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to and 0.55% of average daily net assets with respect to Class I shares and 0.80% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement is for the period March 1, 2014 through February 28, 2015. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114.95% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in high yield/below investment grade bonds, commonly known as “junk bonds”. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non-convertible preferred stocks) and bank loans of companies in the high yield universe. Portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

The Fund may invest, without limitation, in derivative instruments such as options, futures and swap agreements. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In selecting the Fund’s investments, the portfolio managers look for companies that have:

•	strong credit profiles

•	favorable industry fundamentals

•	good management teams

•	stable cash flows

•	attractive yields for a given level of risk

Portfolio securities may be sold when the Fund’s portfolio managers conclude the issuer has experienced a material deterioration of the above listed factors, the security reaches its targeted price, the portfolio managers determine to take advantage of a better investment opportunity or the portfolio is rebalanced for diversification purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

prepayment risk of mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of mortgage-backed securities: the risk that in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may detract from the Fund’s performance, and may produce capital gains, which are taxable to shareholders when distributed.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate per-

fectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

•

equity risk: the risk that stocks and other equity securities generally fluctuate more than bonds and may decline over short or extended periods based on changes in a company’s financial condition and in overall market, economic or political considerations.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	18.86%	(quarter ended 6/30/2009)
Lowest	-17.69%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	5.49%	15.62%	6.53%
- After taxes on distributions	2.94%	12.59%	3.67%
- After taxes on distributions and sale of fund shares	3.07%	11.23%	3.88%
N – Before taxes	5.16%	15.43%	6.27%
Citigroup High Yield Cash Pay Custom Index (reflects no deduction for fees, expenses or taxes)[1]	7.08%	17.66%	8.03%

[1]

The Citigroup High Yield Cash Pay Custom Index is a blend of the Citigroup High Yield Cash Pay Index and Citigroup High Yield Cash Pay Capped Index. The Citigroup High Yield Cash Pay Index is composed of those cash-pay securities included in the Citigroup US High Yield Market Index with remaining maturities of at least one year. The Citigroup High Yield Market Index captures the performance of below investment-grade debt issued by corporations domiciled in the United States or Canada and includes cash-pay and deferred interest securities that are publicly placed, have a fixed coupon and are non-convertible. The Citigroup High Yield Cash Pay Capped Index includes only cash-pay bonds with remaining maturities of at least one year and a minimum amount outstanding of $100 million and a cap on the prior amount of each issuer in the Index at $5 billion.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
James S. Farnham	3 years	Managing Director

Laird R. Landmann	3 years	Group Managing Director

Giovanni A. Nucci	3 years	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW Short Term Bond Fund

Investment Objective

The Fund’s investment objective is to seek to maximize current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Share Class
I
Management fees	0.35%
Distribution and/or service (12b-1) fees	None
Other expenses	0.98%
Total annual fund operating expenses	1.33%
Fee Waiver and/or Expense Reimbursement[1]	0.89%
Net Expenses[1]	0.44%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
I	$45	$334	$644	$1,526

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.44% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2014 through February 28, 2015. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71.48% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in a diversified portfolio of debt securities of varying maturities, including bonds, notes and other similar fixed income instruments issued by governmental or private sector issuers. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.

The Fund may invest in obligations of the United States Government, its agencies, instrumentalities or sponsored corporations; money market instruments; corporate debt securities rated at the time of investment A3 or higher by Moody’s A- or higher by S&P or the equivalent by any other nationally recognized statistical ratings organization; mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations; and privately issued mortgage-backed securities including asset-backed securities and commercial mortgage-backed securities.

The Fund may invest up to 10% of its total assets in high yield/below investment grade securities (“junk bonds”) or unrated securities. The Fund may invest, without limitation, in derivative instruments such as options, futures and swap agreements. The Fund may invest in securities that are commonly referred to as mortgage derivatives, including inverse floaters, and interest-only (IO), principal-only (PO), inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In managing the Fund’s investments, under normal market conditions, the portfolio manager seeks to construct an investment portfolio with a weighted average effective duration of no more than two years. Portfolio securities and other instruments may be sold when the Fund’s portfolio manager determines to take advantage of a better investment opportunity because he believes the portfolio securities and other instruments no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or it is determined to rebalance the investment portfolio.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

prepayment risk of mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of mortgage-backed securities: the risk that in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to grater price volatility than investment grade bonds.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	3.94%	(quarter ended 3/31/2010)
Lowest	-2.89%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	0.73%	3.34%	2.51%
- After taxes on distributions	0.12%	2.31%	1.34%
- After taxes on distributions and sale of fund shares	0.41%	2.20%	1.51%
Citigroup 1-Year Treasury Index (reflects no deduction for fees, expenses or taxes)[1]	0.26%	0.55%	2.04%

[1]

The Citigroup 1-Year Treasury Index represents the return of one-year Treasuries each month. It is determined by taking the 1-year Treasury Bill at the beginning of the month and calculating its return.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Stephen M. Kane	3 years	Group Managing Director

Laird R. Landmann	3 years	Group Managing Director

Tad Rivelle	4 years	Group Managing Director and Chief Investment Officer — Fixed Income

Bryan Whalen	Since March 2014	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW Total Return Bond Fund

Investment Objective

The Fund’s investment objective is to seek to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.50%	0.50%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.07%	0.08%
Total annual fund operating expenses	0.57%	0.83%
Fee Waiver and/or Expense Reimbursement[1]	0.08%	0.04%
Net Expenses[1]	0.49%	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$50	$174	$309	$704
N	$81	$262	$458	$1,025

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.49% with respect to Class I shares and 0.79% with respect to Class N shares of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2014 through February 28, 2015. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 190.79% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in debt securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. “Debt securities” include bonds, notes and other fixed income instruments issued by governmental or private sector issuers. The Fund may invest in securitized obligations of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, and privately issued mortgage-backed and asset-backed securities. At least 50% of the Fund’s net assets will be invested in securitized obligations guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; privately issued mortgage-backed and asset-backed securities rated at time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical organization; other obligations of the United States Government, its agencies, instrumentalities or sponsored corporations; and money market instruments. The Fund may invest in privately issued securitized obligations rated below investment grade, which are commonly known as “junk bonds”. Such bonds are rated below Baa3 by Moody’s or BBB by S&P.

The Fund may invest, without limitation, in derivative instruments such as options, futures and swap agreements. The Fund may invest in securities that are commonly known as mortgage derivatives, including inverse floaters, and interest only (IO), principal-only (PO), inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In managing the Fund’s investments, under normal market conditions, the portfolio managers seek to construct an investment portfolio with a weighted average effective duration of no more than eight years. Portfolio securities may be sold when the Fund’s portfolio managers determine to take advantage of a better investment opportunity because they believe the portfolio securities no longer represent relatively attractive investment opportunities.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

prepayment risk of mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of mortgage-backed securities: the risk that in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may detract from the Fund’s performance, and may produce capital gains, which are taxable to shareholders when distributed.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

•	asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	8.21%	(quarter ended 9/30/2009)
Lowest	-2.01%	(quarter ended 6/30/2004)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	1.66%	9.77%	6.99%
- After taxes on distributions	0.48%	7.14%	4.74%
- After taxes on distributions and sale of fund shares	1.03%	6.69%	4.61%
N – Before taxes	1.42%	9.45%	6.68%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[1]	-2.02%	4.44%	4.55%

[1]

The Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Mitch Flack	4 years	Managing Director

Tad Rivelle	4 years	Group Managing Director and Chief Investment Officer — Fixed Income

Bryan Whalen	4 years	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW Emerging Markets Income Fund

Investment Objective

The Fund’s investment objective is to seek high total return from current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.08%	0.10%
Total fund operating expenses	0.83%	1.10%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$85	$265	$460	$1,025
N	$112	$350	$606	$1,340

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 150.21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in debt securities issued or guaranteed by companies, financial institutions and government entities in Emerging Market Countries (as defined in the paragraph below). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The debt securities in which the Fund invests may consist of securities that are unrated or rated BB or lower by S&P or Ba or lower by Moody’s. Debt securities rated below investment grade are high yield, high risk bonds, commonly known as “junk bonds”. The Fund will generally invest in at least four Emerging Market Countries.

An Emerging Market Country is a country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) as well as The Bahamas, Bahrain, Barbados, Bermuda, Brunei, Croatia, Czech Republic, Estonia, Greece, Hong Kong, Hungary, Iceland, Ireland, Israel, Republic of Korea, Kuwait, Latvia, Macau, Poland, Portugal, Qatar, Saudi Arabia, Singapore, Slovak Republic, Slovenia, Taiwan, Trinidad & Tobago and the United Arab Emirates.

The Fund may invest in defaulted corporate securities where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, the Fund may invest in defaulted sovereign investments where the portfolio manager believes the expected debt sustainability of the country exceeds current market valuations. The Fund may use derivative instruments, such as credit-linked notes, structured investments, options, futures, and options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps) and options on swaps, as a substitute for investing directly in debt securities and currencies, to increase returns, to manage credit or interest rate risk, to manage the effective maturity or duration of the Fund’s investment portfolio or as part of a hedging strategy. Swap agreements can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular issuer. The Fund also may make forward commitments in which the Fund agrees to buy or sell a security in the future at a price agreed upon today.

In allocating investments among various Emerging Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:

•	Public finances

•	Monetary policy

•	External accounts

•	Financial markets

•	Foreign investment regulations

•	Exchange rate policy

•	Labor conditions

Portfolio securities may be sold when the Fund’s portfolio managers believe the individual security has reached its sell target, the portfolio managers perceive deterioration in the credit fundamentals of the issuer, the portfolio managers believe there are negative macro geo-political considerations that may affect the issuer or the portfolio managers determine to take advantage of a better investment opportunity.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

foreign currency risk: the risk that the value of the Fund’s investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may detract from the Fund’s performance, and may produce capital gains, which are taxable to shareholders when distributed.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	16.44%	(quarter ended 6/30/2009)
Lowest	-9.47%	(quarter ended 9/30/2011)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	5 Years	10 Years	Class N Since Inception (3/1/2004)
I – Before taxes	-4.72%	15.88%	9.61%	—
- After taxes on distributions	-6.64%	13.11%	6.67%	—
- After taxes on distributions and sale of fund shares	-2.65%	11.62%	6.46%	—
N – Before taxes	-5.03%	15.57%	—	9.39%
JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)[1]	-5.25%	11.72%	8.19%	8.20%

[1]

The JP Morgan EMBI Global Diversified Index is a market capitalization-weighted total return index of U.S. dollar and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley	4 years	Group Managing Director

David I. Robbins	4 years	Group Managing Director

Javier Segovia	4 years	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW Emerging Markets Local Currency Income Fund

Investment Objective

The Fund’s investment objective is to seek to provide high total return from current income and capital appreciation, through investment in debt securities denominated in the local currencies of various Emerging Market Countries.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.15%	0.15%
Total annual fund operating expenses	0.90%	1.15%
Fee Waiver and/or Expense Reimbursement[1]	0.00%	0.16%
Net Expenses[1]	0.90%	0.99%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$92	$287	$498	$1,108
N	$101	$350	$618	$1,383

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.99% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2014 through February 28,

2015. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate (annualized) was 290.24% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in debt securities issued or guaranteed by non-financial companies, financial institutions and government entities in Emerging Market Countries (as defined in the paragraph below) denominated in the local currencies of the issuer, and in derivative instruments that provide investment exposure to such securities. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in securities that are unrated or rated BB or lower by S&P, or Ba or lower by Moody’s. Debt securities rated below investment grade are high yield, high risk bonds, commonly known as “junk bonds.”

An Emerging Market Country is a country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) as well as The Bahamas, Bahrain, Barbados, Bermuda, Brunei, Croatia, Czech Republic, Estonia, Greece, Hong Kong, Hungary, Iceland, Ireland, Israel, Republic of Korea, Kuwait, Latvia, Macau, Poland, Portugal, Qatar, Saudi Arabia, Singapore, Slovak Republic, Slovenia, Taiwan, Trinidad & Tobago and the United Arab Emirates.

The Fund may invest in defaulted securities where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. The Fund may use derivative instruments, such as credit-linked notes, structured investments, options, futures and options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps) and options on swaps, as a substitute for investing directly in debt securities and currencies, to increase returns, to manage credit or interest rate risk, to manage the effective maturity or duration of the Fund’s investment portfolio or as part of a hedging strategy. Swap agreements can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular issuer. The Fund also may make forward commitments in which the Fund agrees to buy or sell a security in the future at a price agreed upon today.

In allocating investments among various Emerging Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:

•	Public finances

•	Monetary policy

•	External accounts

•	Financial markets

•	Foreign investment regulations

•	Exchange rate policy

•	Labor conditions

Portfolio securities may be sold when the Fund’s portfolio managers believe the individual security has reached its sell target, the portfolio managers perceive deterioration in the credit fundamentals of the issuer, the portfolio managers believe there are negative macro geopolitical considerations that may affect the issuer or the portfolio managers determine to take advantage of a better investment opportunity.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

foreign currency risk: the risk that the value of the Fund’s investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may detract from the Fund’s performance, and may produce capital gains, which are taxable to shareholders when distributed.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the security at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

non-diversification risk: the risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	9.67%	(quarter ended 3/31/2012)
Lowest	-9.43%	(quarter ended 9/30/2011)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	Since Inception (12/15/2010)
I – Before taxes	-7.55%	2.90%
- After taxes on distributions	-7.88%	2.05%
- After taxes on distributions and sale of fund shares	-4.23%	1.98%
N – Before taxes	-7.62%	2.85%
JP Morgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes)[1]	-8.98%	1.82%

[1]	The JP Morgan GBI-EM Global Diversified Index is a comprehensive global local emerging markets index, and consists of liquid, fixed-rate, domestic currency government bonds.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley	3 years (Since inception of the Fund)	Group Managing Director

David I. Robbins	3 years (Since inception of the Fund)	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investment Objective

The Fund’s investment objective is to seek current income and long-term capital appreciation. This investment objective may be changed without shareholder approval.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.

	Share Classes
	I	N
Management fees	0.95%	0.95%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses[1]	0.77%	479.48%
Total annual fund operating expenses	1.72%	480.68%
Fee Waiver and/or Expense Reimbursement[2]	0.49%	479.45%
Net Expenses[2]	1.23%	1.23%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years
I	$125	$494
N	$125	$189,669

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year and calculated as a percentage of the Fund’s assets.

[2]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.23% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2014 through February 28, 2015. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period July 1, 2013 (commencement of operations) to October 31, 2013, the Fund’s portfolio turnover rate was 52.53% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in debt and equity securities issued or guaranteed by companies, financial institutions and government entities in Emerging Market Countries (as defined in the paragraph below). If the Fund makes any changes to this 80% investment policy, it will notify shareholders in writing at least 60 days in advance of such change. The debt securities in which the Fund invests may consist of securities that are unrated or rated BB or lower by S&P or Ba or lower by Moody’s. Debt securities rated below investment grade are high yield, high risk securities, commonly known as “junk bonds.” In the case of unrated securities, the Advisor may internally assign ratings to certain of these securities, after assessing their credit quality in categories similar to those of nationally recognized statistical rating organizations. The Fund may invest in fixed income securities of any duration.

The Fund may invest in other pooled investment vehicles, including registered investment companies (to the extent permitted by the Investment Company Act of 1940 (“1940 Act”)) and collective investments not subject to registration under the 1940 Act. The Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”).

An Emerging Market Country is a country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) as well as The Bahamas, Bahrain, Barbados, Bermuda, Brunei, Croatia, Czech Republic, Estonia, Greece,

Hong Kong, Hungary, Iceland, Ireland, Israel, Republic of Korea, Kuwait, Latvia, Macau, Poland, Portugal, Qatar, Saudi Arabia, Singapore, Slovak Republic, Slovenia, Taiwan, Trinidad & Tobago and the United Arab Emirates.

In allocating investments among various Emerging Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:

•	Public finances

•	Monetary policy

•	External accounts

•	Financial markets

•	Foreign investment regulations

•	Exchange rate policy

•	Labor conditions

•	Political outlook

•	Structural reform policy

Certain countries require governmental approval prior to direct equity investments by foreign persons such as the Fund. If considered likely to help the Fund in achieving its investment objectives, the Fund may seek authorization to effect direct equity investments in such countries from their respective governments.

The Fund may invest in foreign debt and equity securities, which may or may not be listed on a recognized securities exchange or be publicly traded, including common or preferred stock, depositary shares, convertible debt, warrants and options to purchase equity securities. The debt securities acquired by the Fund may be issued by foreign government or corporate entities and may be convertible securities or other securities that may have fixed or variable interest rates of any maturity. These securities may be denominated in U.S. dollars, Emerging Markets countries’ currencies or other foreign currencies. The relative percentages of debt and equity in the Fund’s portfolio will fluctuate with the monetary, fiscal and exchange rate policies of various foreign countries and the portfolio managers’ view of the relative value of each segment of the market.

The Fund may also purchase assignments of or participations in loans made by financial institutions to emerging markets borrowers and invest in other funds, including funds affiliated with the Advisor or its affiliates that specialize in international investments.

Up to 15% of the Fund’s net assets may be invested in illiquid securities.

The Fund may invest in defaulted corporate securities when the portfolio managers believe the restructured enterprise valuations or liquidation valuations of such securities may significantly exceed their current market values. In addition, the Fund may invest in defaulted sovereign investments when the portfolio managers believe the expected debt sustainability of the country issuing such investments exceeds current market valuations. The Fund may use derivative instruments, such as credit-linked notes, structured investments, options, futures, and options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps) and options on swaps, as a substitute for investing directly in specific securities or currencies, to increase returns, to manage credit or interest rate risk, to manage the effective maturity or duration of the Fund’s investment portfolio or as part of an overall hedging strategy. Swap agreements can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular issuer. The Fund also may make forward commitments in which the Fund agrees to buy or sell a security in the future at a price agreed upon at the time of the commitment.

Portfolio securities may be sold when the Fund’s portfolio managers believe the individual security is approaching or has reached its fair value, the portfolio managers perceive deterioration in the fundamentals of the issuer, the portfolio managers believe there are macro geo-political considerations that may negatively affect the issuer or the portfolio managers determine to take advantage of a better investment opportunity.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•

small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•

foreign currency risk: the risk that the value of the Fund’s investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•

swap agreements risk: in addition to risks applicable to derivatives generally, the risks inherent in the use of swaps of any kind include: (1) a swap contract may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to a bilateral swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

•

distressed and defaulted securities risk: the risk of the uncertainty of repayment of obligations of distressed issuers or of securities already in default. Securities of distressed issuers are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund may not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid should the issuer fully default on its obligations.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may detract from the Fund’s performance, and may produce capital gains, which are taxable to shareholders when distributed.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

leveraging risk: the risk that leverage created from certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•	non-diversification risk: the risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

•

investment style risk: the risk that the particular style or set of styles that the investment adviser primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

ETF and ETN risk: the risk that the value of the Fund’s investment will fluctuate in response to performance of the ETFs or ETNs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETF’s or ETN’s expenses, in addition to paying the Fund’s expenses.

•

financial services industry risk: the risk that changes to industry regulation and oversight, or to government monetary or economic policy, may detrimentally affect the Fund or its underlying investments.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley	July 2013 (since inception of the Fund)	Group Managing Director

David I. Robbins	July 2013 (since inception of the Fund)	Group Managing Director

TCW Global Bond Fund

Investment Objective

The Fund’s investment objective is to seek total return.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.55%	0.55%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.83%	0.82%
Total fund operating expenses	1.38%	1.62%
Fee Waiver and/or Expense Reimbursement[1]	0.25%	0.49%
Net Expenses[1]	1.13%	1.13%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$115	$412	$731	$1,636
N	$115	$463	$835	$1,881

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.13% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2014 through February 28, 2015. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 135.67% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest (except when maintaining a temporary defensive position) at least 80% of its net assets in debt securities of government and corporate issuers. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due. The Fund can invest in various types of debt securities generally referred to as “bonds”, including corporate bonds, government bonds, convertible bonds, mortgage-backed securities, asset-backed securities, “structured” notes, participation interests in loans, “zero-coupon” or “stripped” securities and other debt obligations.

Under normal market conditions, the Fund will invest in securities of issuers located in at least three different countries (one of which may be the United States) and will invest at least 30% of its net assets in securities of issuers located outside the United States. The Fund invests in corporate debt securities of issuers in a number of countries, which may include the United States. The Fund invests in securities of issuers located in developed and emerging market countries. The Fund may invest across all fixed-income sectors, including U.S. and non-U.S. government securities. The Fund’s investments may be denominated in local currency or U.S. dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term.

The Fund does not limit its investments to a particular credit or ratings category and can invest up to 35% of its net assets in securities rated below investment grade (commonly referred to as “junk bonds”). “Investment grade” debt securities are rated in one of the highest four categories by nationally recognized statistical rating organizations such as

Moody’s or Standard & Poor’s. The Fund may also invest in unrated securities in which case the Advisor may internally assign ratings to certain of these securities, after assessing their credit quality in categories similar to those of nationally recognized statistical rating organizations.

The Fund may also invest in derivatives including, for example, options, forward contracts, futures contracts and swaps (including interest rate swaps, total return swaps, and credit default swaps). The Fund may invest in derivatives for various purposes, including hedging, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment or currency exposure, to adjust its currency exposure relative to its benchmark index, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary.

In selecting securities, the portfolio managers evaluate the overall investment opportunities and risks in individual national economies. The portfolio managers analyze the business cycle, political and macro-economic factors that affect exchange rates and interest rates in both emerging markets and developing countries. In addition to considering broad economic factors, the portfolio managers apply a “bottom-up” approach in choosing investments. This means that the portfolio managers conduct fundamental research on each individual security and determine whether the security is an attractive investment opportunity based upon the risk adjusted cash flow characteristics of the security.

Portfolio securities may be sold when the Fund’s portfolio managers determine to take advantage of a better investment opportunity because they believe the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or the individual security has reached its sell target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.
•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

•

foreign currency risk: the risk that the value of the Fund’s investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

prepayment risk of mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of mortgage-backed securities: the risk that in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may detract from the Fund’s performance, and may produce capital gains, which are taxable to shareholders when distributed.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

non-diversification risk: the risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows the Fund’s investment results from the past calendar year and the table below shows how the Fund’s average annual total returns compare to those of a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	5.73%	(quarter ended 9/30/2012)
Lowest	-3.75%	(quarter ended 6/30/2013)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	Since Inception (12/1/2011)
I – Before taxes	-2.47%	5.09%
- After taxes on distributions	-3.35%	3.58%
- After taxes on distributions and sale of fund shares	-1.23%	3.41%
N – Before taxes	-2.47%	5.10%
Barclays Global Aggregate Index (reflects no deduction for fees, expenses or taxes)[1]	-2.60%	1.09%

[1]

The Barclays Global Aggregate Index provides a broad-based measure of the global investment grade fixed rate debt markets. The index is not available for direct investment; therefore its performance does not reflect a reduction for fees or expenses incurred in managing a portfolio. The securities in the index may be substantially different from those in the Fund.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Stephen M. Kane	2 year (Since inception of the Fund)	Group Managing Director

Tad Rivelle	2 year (Since inception of the Fund)	Group Managing Director and Chief Investment Officer — Fixed Income

David I. Robbins	2 year (Since inception of the Fund)	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW International Growth Fund

Investment Objective

The Fund’s investment objective is to seek long term capital appreciation. This investment objective may be changed without shareholder approval.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.85%	0.85%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses[1]	6.89%	6.89%
Total annual fund operating expenses	7.74%	7.99%
Fee Waiver and/or Expense Reimbursement[2]	6.70%	6.65%
Net Expenses[2]	1.04%	1.34%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$106	$1,672	$3,152	$6,154
N	$136	$1,744	$3,256	$6,660

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year and calculated as a percentage of the Fund’s assets.

[2]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.04% with respect to Class I shares and 1.34% with respect to Class N shares of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2014 through February 28, 2015 and prior to such date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 309.74% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest primarily (except when maintaining a temporary defensive position) in equity securities of companies across all market capitalizations that are domiciled outside the United States or whose primary business operations are outside the United States. The Fund invests primarily in issuers which are characterized as “growth” companies according to criteria established by the portfolio manager. Equity securities include common and preferred stocks; securities convertible into common or preferred stocks such as convertible bonds and debentures; rights or warrants to purchase common or preferred stocks; American Depository Receipts (ADRs); Global Depository Receipts (GDRs); and other securities with equity characteristics.

In selecting securities, the Fund’s portfolio manager evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development as well as its position in its industry. In selecting the Fund’s investments, the portfolio manager considers companies which have one or more of the following attributes:

•	businesses that are entering into a growth cycle

•	accelerating earnings growth or cash flow whose stock is selling at a reasonable valuation

•	strong competitive position in their industry

•	strong management team

•	ability to take advantage of business opportunities

The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends considered include but are not limited to: rising domestic demand, new technologies, and a country’s and a global or local industry’s cycle. Trends that are considered may change over time.

The Fund may invest in companies that are not currently generating cash flow, but are expected to do so in the future in the portfolio manager’s opinion.

The Fund may invest in derivatives such as swaps, options, futures, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

Portfolio securities may be sold when the Fund’s portfolio manager perceives deterioration in the fundamentals of the issuer, the portfolio manager believes negative macro geo-political considerations may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the security has reached its perceived price target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

•

foreign currency risk: the risk that the value of the Fund’s investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

•	emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•

investment style risk: the risk that the particular style or set of styles that the investment adviser primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than principal amount invested.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•

non-diversification risk: the risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may detract from the Fund’s performance, and may produce capital gains, which are taxable to shareholders when distributed.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	12.92%	(quarter ended 9/30/2013)
Lowest	-3.68%	(quarter ended 6/30/2013)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	Since Inception (11/1/12)
I – Before taxes	22.62%	20.52%
- After taxes on distributions	22.37%	20.31%
- After taxes on distributions and sale of fund shares	13.08%	15.72%
N – Before taxes	22.22%	20.08%
MSCI All Country World Index ex-U.S1	15.78%	18.67%

[1]

The MSCI All Country World Index ex-U.S. Small Cap Net is a market capitalization-weighted index designed to measure equity performance in 47 global developed markets and emerging markets, excluding the U.S., and is composed of stocks categorized as small company stocks.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Rohit Sah	1 year (since inception of the Fund)	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW International Small Cap Fund

Investment Objective

The Fund’s investment objective is to seek long term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.61%	0.67%
Total annual fund operating expenses	1.36%	1.67%
Fee Waiver and/or Expense Reimbursement[1]	0.00%	0.23%
Net Expenses[1]	1.36%	1.44%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$138	$431	$745	$1,635
N	$147	$504	$886	$1,957

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.44% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2014 through February 28, 2015. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recently fiscal year, the Fund’s portfolio turnover rate was 301.86% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest primarily (except when maintaining a temporary defensive position) in equity securities of small capitalization companies that are domiciled outside the United States or whose primary business operations are outside the United States. Small capitalization companies are companies with a market capitalization (share price multiplied by number of shares outstanding) of $6 billion or less at time of investment and the Fund is not required to sell a security if its market capitalization appreciates above $6 billion. Equity securities include common and preferred stocks; securities convertible into common or preferred stocks such as convertible bonds and debentures; rights or warrants to purchase common or preferred stocks; American Depository Receipts (ADRs); Global Depository Receipts (GDRs); and other securities with equity characteristics. The Fund normally invests at least 80% of its net assets in equity securities of small capitalization companies. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.

In selecting securities, the Fund’s portfolio manager evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development as well as its position in the industry. In selecting the Fund’s investments, the portfolio manager considers companies which have one or more of the following attributes:

•	businesses that are entering into a growth cycle

•	accelerating earnings growth or cash flow whose stock is selling at a reasonable valuation

•	strong competitive position in their industry

•	strong management team

•	ability to take advantage of business opportunities

The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends considered include but are not limited to: rising domestic demand, new technologies, a country’s and a global or local industry cycle. Trends that are considered may change over time.

The Fund may invest in companies that are not currently generating cashflow, but are expected to do so in the future in the portfolio manager’s opinion.

The Fund may invest in derivatives such as options, futures, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

Portfolio securities may be sold when the Fund’s portfolio manager perceives deterioration in the fundamentals of the issuer, the portfolio manager believes negative macro geo-political considerations may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the security has reached its perceived price target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

•

foreign currency risk: the risk that the value of the Fund’s investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may detract from the Fund’s performance, and may produce capital gains, which are taxable to shareholders when distributed.

•

small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•

investment style risk: the risk that the particular style or set of styles that the investment adviser primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than principal amount invested.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

insurer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the security at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment Results

The bar chart below shows the Fund’s investment results from the past calendar year and the table below shows how the Fund’s average annual total returns compare to those of a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	20.29%	(quarter ended 3/31/2012)
Lowest	-13.28%	(quarter ended 6/30/2012)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	Since Inception (2/28/2011)
I – Before taxes	22.49%	-0.55%
- After taxes on distributions	22.32%	-1.32%
- After taxes on distributions and sale of fund shares	13.01%	-0.64%
N – Before taxes	22.33%	-0.65%
MSCI All Country World Index ex-U.S. Small Cap Net (reflects no deduction for fees, expenses or taxes)[1]	19.73%	4.90%

[1]

The MSCI All Country World Index ex-U.S. Small Cap Net is a market capitalization-weighted index designed to measure equity performance in 47 global developed markets and emerging markets, excluding the U.S., and is composed of stocks categorized as small company stocks.

After tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Rohit Sah	3 years (Since inception of the Fund)	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

TCW Conservative Allocation Fund

Investment Objective

The Fund’s investment objective is to seek to provide current income and, secondarily, long term capital appreciation. This investment objective may be changed without shareholder approval.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	None	None
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.40%	2.59%
Acquired funds fees and expenses	0.60%	0.60%
Total annual fund operating expenses	1.00%	3.44%
Fee Waiver and/or Expense Reimbursement[1]	0.00%	1.99%
Net Expenses[1]	1.00%	1.45%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$102	$319	$553	$1,226
N	$148	$871	$1,618	$3,589

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.85% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2014 through February 28, 2015. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.98% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests (except when maintaining a temporary defensive position) in a combination of (i) fixed income funds, and (ii) equity funds that utilize diverse investment styles, such as growth and/or value investing. The Fund’s emphasis on diversification is intended to temper volatility by lessening the effect of any one investment style. The Fund seeks to do this by investing in a combination of other funds — the “Underlying Funds” — through the implementation of a strategic asset allocation strategy. These funds include the TCW Funds and Metropolitan West Intermediate Bond, Metropolitan West High Yield Bond and Metropolitan West Total Return Bond Funds. Metropolitan West Asset Management, LLC, investment advisor to the Metropolitan West Funds, and the Fund’s Advisor are affiliated wholly-owned subsidiaries of the TCW Group, Inc.

The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s four-step process, whereby the Advisor preliminarily ranks the Underlying Funds, constructs a portfolio model, determines allocations and conducts analyses of the portfolio.

The equity Underlying Funds in which the Fund invests, in turn, invest principally in equity securities of large capitalization companies that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The Fund invests between 20% and 60% of its net assets in equity Underlying Funds and international equity exchange traded funds (“ETFs”). ETFs are typically open-end investment companies whose shares are listed for trading on a national securities exchange or the NASDAQ National Market System. The Fund may also invest in exchange traded notes (“ETNs”). ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other financial institution. ETNs have a maturity date and are backed only by the credit of the issuer. The returns of ETNs are linked to the performance of a market benchmark or strategy, less investor fees.

The fixed income Underlying Funds in which the Fund invests, in turn, invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes and debentures; mortgage-backed securities; asset-backed securities; foreign securities (government and corporate); other securities bearing fixed or variable interest rates of any maturity; and high yield/below investment grade bonds, commonly known as “junk bonds”. The Fund invests between 40% and 80% of its net assets in fixed income Underlying Funds.

The Fund is a “fund of funds.” The Fund is subject to the risks associated with each of the Underlying Funds. Additionally, the operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the Fund. The Fund directly bears its annual operating expenses and indirectly bears the annual operating expenses of each of the Underlying Funds in proportion to its allocation. Each of the Underlying Funds pays a management fee to the Advisor or its affiliate and the management fees differ among the Underlying Funds. This may create a conflict of interest when the Advisor selects Underlying Funds for investment by the Fund.

The portfolio managers determine and monitor the combination and allocation to the Underlying Funds they believe will allow the Fund to achieve its investment goal. While there is no cap on investing in any one Underlying Fund, the Fund will, under normal market conditions, adhere to the asset class limitations described above. Asset allocations may differ from the targeted range due to the market fluctuations and other factors. After the initial allocation, the portfolio managers determine when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The target allocation ranges may be modified due to market action or a portfolio manager recommendation without advance notice to shareholders.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund based on the risks of the Underlying Funds that can cause a decline in value are:

•	underlying fund risk: the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

•	allocation risk: the risk that the Advisor will make less than optimal or poor asset allocation decisions on selecting the appropriate mix of Underlying Funds.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•

ETF and ETN risk: the risk that the value of the Fund’s investment will fluctuate in response to performance of the ETFs or ETNs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETF’s or ETN’s expenses, in addition to paying the Fund’s expenses.

•

prepayment risk of mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of mortgage-backed securities: the risk that in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	9.80%	(quarter ended 9/30/2009)
Lowest	-6.96%	(quarter ended 9/30/2011)

Average Annual Total Returns

(For the period ended December 31, 2013)

Share Class	1 Year	5 Years	Since Inception (11/16/2006)
I – Before taxes	10.04%	10.19%	5.78%
- After taxes on distributions	9.40%	9.17%	4.75%
- After taxes on distributions and sale of fund shares	5.83%	7.83%	4.24%
N – Before taxes	9.50%	10.06%	5.67%
40% S&P 500 Index/60% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[1]	10.69%	10.00%	5.81%

[1]

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage backed securities, with maturities of at least one year.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depends on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Adam T. Coppersmith	4 years	Senior Vice President

Stephen M. Kane	4 years	Group Managing Director

Laird R. Landmann	4 years	Group Managing Director

Tad Rivelle	4 years	Group Managing Director and Chief Investment Officer — Fixed Income

Michael P. Reilly	7 years (Since inception of the Fund)	Group Managing Director and Chief Investment Officer — U.S. Equities

Komal S. Sri-Kumar	7 years (Since inception of the Fund)	Chairman, Comprehensive Asset Allocation Committee

Bryan Whalen	Since March 2014	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 82 of this prospectus.

Summary of Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders for the Fund shares are processed at the net asset value next calculated after an order is received by the Fund.

You may conduct transactions by mail (TCW Funds, Inc. c/o U.S. Bancorp Fund, Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1-800-248-4486. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. You may also purchase, exchange or redeem Fund shares through your dealer or financial advisor.

Purchase Minimums for all Share Classes

Type of Account	Minimum Initial Investment	Subsequent Investments
Regular	$2,000	$250
Individual/Retirement Account	$500	$250

A broker-dealer or other financial intermediary may require a higher minimum initial investment.

Tax Information

If your shares are not held in a tax-deferred account, Fund distributions are subject to federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

Principal Risks and Risk Definitions

All the Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Advisor makes with respect to the investments of the Funds will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment may earn for you — and the more you can lose. Since the Funds hold securities with fluctuating market prices, the value of each Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up.

Your investment in a Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person. You can lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others. In addition, the TCW Enhanced Commodity Strategy Fund may be exposed to the following risks solely, or to a greater extent, through the activities and investments of the TCW Cayman Enhanced Commodity Fund, Ltd. (the “Subsidiary”).

Allocation Risk

The Funds’ investment performance depends on how their assets are allocated and reallocated according to each Fund’s allocation targets and ranges. A principal risk of investing in each Fund is that the Advisor will make less than optimal or poor allocation decisions. The Advisor attempts to identify investment allocations that will optimize returns given various levels of risk tolerance, however, there is no guarantee that such allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in a Fund as a result of these allocation decisions.

Asset-Backed Securities Risks

Asset-backed securities are bonds or notes backed by loan paper or accounts receivable originated by banks, credit card companies or other providers of credit. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to a Fund.

Asset-backed securities are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an asset-backed security transaction depends on the performance of the underlying assets. To protect asset-backed security investors from the possibility that some borrowers could miss payments or even default on their loans, asset-backed securities usually include some form of credit enhancement.

Some asset-backed securities, particularly home equity loan transactions, are subject to interest rate risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities. Asset-backed securities also carry credit risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to the asset-backed security investor. Finally, asset-backed securities have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most asset-backed securities are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments are used to pay investors as quickly as possible.

A Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche of a CBO or CLO typically has higher ratings and lower yields than the underlying tranches, and can be rated investment grade. Despite the protection from the equity tranche, CBO and CLO tranches have experienced substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO and CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and are not registered under the federal securities laws. As a result, a CDO investment may be characterized by a Fund as an illiquid security. However, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this prospectus such as interest rate risk and credit risk, CDOs have additional risks which include, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or go into default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity Risk

The TCW Enhanced Commodity Strategy Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked derivative instruments in which the TCW Enhanced Commodity Strategy Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the TCW Enhanced Commodity Strategy Fund’s share value to fluctuate.

The TCW Enhanced Commodity Strategy Fund and its Subsidiary may concentrate their assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors.

Counterparty Risk

Individually negotiated or over-the-counter derivatives, such as swap agreements and participations in loan obligations,

are subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to a Fund.

Debt Securities Risks

Debt securities are subject to various risks. Debt securities are subject to two primary (but not exclusive) types of risk: credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of debt security can also affect its price and, hence, the market value of a Fund.

Credit Risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. However, ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.

Certain of the Funds may invest in convertible securities rated below investment grade. The TCW High Yield Bond Fund portfolio, and to a lesser extent the TCW Core Fixed Income, TCW Emerging Markets Income, and the TCW Emerging Markets Local Currency Income Funds portfolios consist of below investment grade corporate securities. Debt securities that are rated below investment grade are considered to be speculative. Those debt securities rated below investment grade are also commonly known as high yield securities or “junk bonds.”

Certain of the Funds may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities. These securities may not be backed by the full faith and credit of the United States government and are supported only by the credit of the issuer. Examples of such securities are mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Corporation (“Fannie Mae”). These securities are neither issued nor guaranteed by the United States Treasury.

Interest Rate Risk refers to the change in value of debt instruments associated with changes in interest rates. Interest rate changes may affect the value of a debt security directly (especially in the case of fixed rate securities) and indirectly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the value of fixed rate securities and falling interest rates will have a positive effect on value. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). Inflation-indexed bonds decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Advisor.

Investors should note that interest rates currently are at, or near, historic lows. Following the financial crisis that began in 2007, the Federal Reserve Board (the “Federal Reserve”) has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent and by purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve raises the federal funds rate and “tapers” Quantitative Easing, there is a risk that interest rates will rise. These policy changes may expose fixed income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. A Fund that invests in derivatives tied to fixed income markets may be more substantially exposed to these risks than a Fund that does not invest in such derivatives. Increases in interest rates may lead to heightened Fund redemption activity, which may cause the Fund to lose value as a result of the costs that it incurs in turning over its portfolio and may lower its performance.

Distressed and Defaulted Securities Risk

Certain Funds may invest in securities in default. Defaulted securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in Emerging Market Countries are different than those in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

Derivatives Risk

Certain Funds may invest in derivatives, which are instruments whose value is based on the value of another security, commodity or index. Derivatives include, among other things, swap agreements, options, forwards and futures. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying security, commodity or asset. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a Fund will not correlate with the underlying instruments. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to counterparty risk and liquidity risk. Investments in derivatives that are negotiated over-the-counter with a single counterparty are subject to credit risks related to the counterparty’s ability to perform its obligations and the further risk that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities and commodities may experience periods of illiquidity which could cause a portfolio to hold an investment it might otherwise sell, or to sell an investment it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Advisor might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a Fund’s portfolio.

Additionally, some derivatives involve economic leverage. The investment of a Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund, thus exaggerating any increase or decrease the derivatives may cause in the net asset value of the Fund.

Other risks in using derivatives include the risk of mispricing or improper valuation. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. In addition, the Fund’s use of derivatives may cause a Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

By investing in a derivative instrument a Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Emerging Market Country Risk

Certain Funds invest in Emerging Market Countries. Investing in Emerging Market Countries involves substantial risk due to higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk expropriation, nationalization or other adverse political economic developments.

Political and economic structures in some Emerging Market Countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of developed countries. Some of these countries have in the past failed to recognize private property rights and have nationalized or expropriated the assets of private companies.

The securities markets of Emerging Market Countries can be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. and other developed nations. The limited size of many securities markets in Emerging Market Countries and limited trading volume in issuers compared to the volume in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities. In addition, Emerging Market Countries’ exchanges and broker-dealers are generally subject to less regulation than their counterparts in developed countries. Brokerage commissions, custodial expenses and other transaction costs are generally higher in Emerging Market Countries than in developed countries. As a result, funds that invest in Emerging Market Countries have operating expenses that are higher than funds investing in other securities markets.

Some Emerging Market Countries have a greater degree of economic, political and social instability than the U.S. and other developed countries. Such social, political and economic instability could disrupt the financial markets in which the Funds invest and adversely affect the value of its investment portfolio.

Currencies of Emerging Market Countries experience devaluations relative to the U.S. dollar from time to time. A devaluation of the currency in which investment portfolio securities are denominated will negatively impact the value of those securities in U.S. dollar terms. Emerging Market Countries have and may in the future impose foreign currency controls and repatriation controls.

Equity Risk

Equity securities may include common stock, preferred stock or other securities representing an ownership interest of the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

Exchange-Traded Funds (ETFs) Risks

ETFs are investment companies that invest in a portfolio of securities designed to track a particular market segment or index and whose shares are bought and sold on a securities exchange. The risk of ETFs generally reflects the risk of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, an ETF’s performance may not match the performance of a particular market segment or index for a number of reasons including costs incurred by the ETF in buying and selling securities. Assets invested in ETFs will indirectly bear the fees and expenses of the ETF, including operating costs and advisory fees that you, as a shareholder in the fund, indirectly bear. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund that purchases ETFs.

Exchange-Traded Notes (ETNs) Risks

ETNs are senior, unsecured, unsubordinated debt securities that are based upon the performance of a market index and are issued by an underwriting bank. The value of an ETN will fluctuate as the value of the market index fluctuates, which can cause sudden and unpredictable changes in the value of the ETN. ETNs are subject to risk of default by the issuer and risk of downgrade of the issuer’s credit rating. ETNs are also exposed to illiquidity risk. There may be no willing purchaser or the issuer may restrict the redemption amount or its redemption date.

Financial Services Risk

The financial services industry is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial services industry depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. The financial services industry is exposed to risks that may impact the value of investments in the industry more severely than investments outside the industry. Businesses in the financial services industry often operate with substantial financial leverage.

Foreign Currency Risk

Since the Funds invest may in foreign securities, they are subject to currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits, political factors and government controls.

Foreign Investing Risk

Investments in foreign securities may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and listed companies than does the U.S., and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Political or social instability, civil unrest, acts of terrorism and regional economic volatility are other potential risks that could impact an investment in a foreign security. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund’s portfolio.

Frequent Trading Risk

Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that a Fund pays when it buys and sells securities, which may detract from a Fund’s performance.

Globalization Risk

The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the United States economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging and developing market countries.

Investment Style Risk

Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Issuer Risk

The value of securities held by a Fund may decline for a number of reasons that directly relate to an issuer, such as changes in the financial condition of the issuer, management performance, financial leverage and reduced demand for the issuer’s goods and services. The amount of dividends paid with respect to equity securities, or the ability of an issuer to make payments in connection with debt securities, may decline for reasons that relate to the issuer, such as changes in an issuer’s financial condition or a decision by the issuer to pay a lower dividend, or reasons that relate to the broader financial system. In addition, there may be limited public information available for the Adviser to evaluate foreign issuers.

Junk Bond Risk

Junk bonds are speculative in nature. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. They may also be issued by highly leveraged companies, which may be less able to meet their contractual obligations than a less leveraged company. These bonds are rated “below investment grade.” These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of junk bonds generally and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Advisor to accurately value certain portfolio securities.

Leveraging Risk

The use of leverage, such as engaging in reverse repurchase agreements, entering into futures contracts or forward currency contracts, engaging in forward commitment transactions and investing in leveraged or unleveraged commodity index-linked notes may magnify a Fund’s gains or losses. During periods of adverse market conditions the use of leverage may cause a Fund to lose more money than would have been the case if leverage was not used.

Liquidity Risk

Liquidity risk is the risk that a Fund may invest in securities that trade in lower volumes and may be less liquid than other investments or that may become less liquid in response to market developments or adverse investor perceptions. Furthermore, reduced number and capacity of dealers and other counterparties to “make markets” in fixed income securities, in connection with the growth of the fixed income markets, may increase liquidity risk with respect to a Fund’s investments in fixed income securities. When there is no willing buyer and investments cannot be readily sold, a Fund may have to sell them at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on the Fund’s performance. Such securities may also be difficult to value and their values may be more volatile due to liquidity risk. Increased Fund redemption activity, which may occur in a rising interest rate environment or for other reasons, may negatively impact Fund performance and increase liquidity risk due to the need of the Fund to sell portfolio securities.

The securities of many of the companies with small and medium size capitalizations may have less “float” (the number of shares that normally trade) and less interest in the market and therefore are subject to liquidity risk.

Market Risk

Various market risks can affect the price or liquidity of an issuer’s securities held by a Fund. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial condition can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as by the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The Dodd-Frank Wall Street Reform and Consumer Protection Act includes a number of statutory provisions, rulemaking directives and required studies that could directly or indirectly impact the Funds through (i) provisions impacting the regulatory framework relating to the Funds; (ii) provisions impacting the Funds as investors; (iii) enhancements to the enforcement authority of the U.S. Securities and Exchange Commission (“SEC”); (iv) risk regulation of “systemically important” financial institutions; and (v) mandated studies that may have further effects on the Funds. Such legislation may impact the Funds in ways that are unforeseeable.

Mortgage-Backed Securities Risks

Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. The U.S. Fixed Income Funds (as shown on the cover of this Prospectus) invest in mortgage-backed securities and are subject to the following risks.

Adjustable Rate Mortgages. Adjustable Rate Mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

Credit and Market Risks of Mortgage-Backed Securities. Investments by a Fund in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall, but their current yield will be affected. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from these securities but are reflected in a Fund’s net asset value. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgage carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to a Fund as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless.

Liquidity Risk of Mortgage-Backed Securities. The liquidity of mortgage-backed securities varies by type of security; at certain times a Fund may encounter difficulty in disposing of such investments. Because mortgage-backed securities may be less liquid than other securities, a Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. When that happens, a portion of the mortgage-backed security which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. This is known as prepayment risk. Mortgage-backed securities are also subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security, and can negatively impact Fund performance. This risk may be magnified in a rising interest rate environment. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, 2007 and 2008, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Non-Diversification Risk

TCW Emerging Markets Multi-Asset Opportunities, TCW International Growth, TCW Emerging Markets Local Currency Income, TCW Enhanced Commodity Strategy, and TCW Global Bond Funds are organized as non-diversified funds under the 1940 Act and are not subject to the general limitation that each Fund not invest more than 5% of its total assets in a particular issuer with respect to 75% of its total assets. Because a relatively higher percentage of a Fund’s assets may be invested in the securities of a limited number of issuers, a Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Portfolio Management Risk

Portfolio management risk is the risk that an investment strategy may fail to produce the intended results. There can be no assurance that a Fund will achieve its investment objective or achieve positive results. The Advisor’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the securities a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.

Price Volatility Risk

The value of a Fund’s investment portfolio will change as the prices of its investments go up or down. A Fund’s returns will vary and you may lose money. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Funds that invest primarily in the equity securities of small or medium capitalization companies are subject to greater price volatility than other mutual funds.

Different parts of the market and different types of securities can react differently to developments. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region or market as a whole.

Prices of most securities tend to be more volatile in the short-term. Therefore, an investor who trades frequently or redeems in the short-term is more likely to incur a loss than an investor who holds investments for the longer-term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.

Securities Selection Risk

The specific securities held in a Fund’s investment portfolio may underperform those held by other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

Small and Medium Capitalization Company Risk

Since the Funds may invest a portion of their assets in the equity securities of companies with small and medium capitalizations are subject to certain risks. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

Structured Notes Risk

The TCW Enhanced Commodity Strategy Fund seeks to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. The TCW Enhanced Commodity Strategy Fund may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities and commodities futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity, commodity futures contract, subset of commodities, subset of commodities futures contracts or commodity index.

These notes expose the TCW Enhanced Commodity Strategy Fund economically to movements in commodity prices and thereby, the corresponding risks unique to investments in commodities. Such risks may result from the particular industry of a certain commodity or may involve risks pertaining to overall market movement. Structured notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the TCW Enhanced Commodity Strategy Fund may receive more or less principal than it originally invested. The TCW Enhanced Commodity Strategy Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Subsidiary Risk

By investing in the Subsidiary, the TCW Enhanced Commodity Strategy Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the TCW Enhanced Commodity Strategy Fund and are subject to the same risks that apply to similar investments if held directly by the TCW Enhanced Commodity Strategy Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the TCW Enhanced Commodity Strategy Fund and/or the Subsidiary to operate as described in this prospectus and Statement of Additional Information and could adversely affect the TCW Enhanced Commodity Strategy Fund.

Swap Agreements Risk

A Fund may invest in swap agreements. Swap agreements are derivative instruments entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. In addition to risks applicable to derivatives generally, risks inherent in the use of swaps of any kind include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap (for a bilateral swap); (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of a Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so. Certain standardized swap transactions are subject to mandatory exchange trading or central clearing. Although central clearing is expected to decrease counterparty risk and increase liquidity compared to bilaterally negotiated swaps, central clearing does not eliminate counterparty risk or liquidity risk entirely.

Tax Risk

The TCW Enhanced Commodity Strategy Fund gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The TCW Enhanced Commodity Strategy Fund may also gain exposure indirectly to commodity markets by investing in the Subsidiary, which invests primarily in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. In order for the TCW Enhanced Commodity Strategy Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the TCW Enhanced Commodity Strategy Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The TCW Enhanced Commodity Strategy Fund has received a private letter ruling from the Internal Revenue Service (“IRS”) confirming that income from the TCW Enhanced Commodity Strategy Fund’s investment in the Subsidiary and income derived from certain commodity-linked notes will constitute “qualifying income” for purposes of Subchapter M.

It should be noted, however, that the Internal Revenue Service currently has suspended the issuance of such rulings pending further review. There can be no assurance that the Internal Revenue Service will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the TCW Enhanced Commodity Strategy Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service. Such developments could affect the character, timing and/or amount of the TCW Enhanced Commodity Strategy Fund’s taxable income or any distributions made by the TCW Enhanced Commodity Strategy Fund or result in the inability of the TCW Enhanced Commodity Strategy Fund to operate as described in this prospectus and the Statement of Additional Information.

Underlying Fund Risk

When a Fund invests substantially all of its assets in Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the TCW Conservative Allocation Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

Additional Risks and Risk Definitions

Securities Lending Risk

Each Fund (other than the TCW Conservative Allocation Fund) may lend portfolio securities with a value up to 25% of its total assets, including collateral received for securities lent. If a Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Also, there is the risk that the value of the investment of the collateral could decline causing a Fund to lose money.

Management of the Funds

Investment Advisor

The Funds’ investment advisor is TCW Investment Management Company (the “Advisor”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. The Advisor was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. (“TCW”). In February 2013, The Carlyle Group (NASDAQ:CG), and the management of TCW announced the completion of their acquisition of TCW from Société Générale, creating an independent firm. As a result of the transaction, TCW management and employees own approximately 40% of the firm on a fully diluted basis.

As of December 31, 2013, the Advisor and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $131.9 billion under management or committed to management.

Portfolio Managers

Information about each Fund’s portfolio managers is provided in each Fund’s Summary Prospectus. Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Fund(s) they manage.

Listed below are the individuals who are primarily responsible for the day-to-day portfolio management of the Funds, including a summary of each person’s business experience during the past five years. (Positions with TCW and its affiliates may have changed over time.)

TCW Concentrated Value Fund
Thomas K. McKissick	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

N. John Snider	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Growth Fund
Craig C. Blum	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

Chang Lee	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

Jason S. Maxwell	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

Mike Olson	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

Michael P. Reilly	Group Managing Director and Chief Investment Officer - U.S. Equities, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Growth Equities Fund
Chang Lee	See above

Mike Olson	See above

TCW Relative Value Dividend Appreciation Fund
Diane E. Jaffee	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Relative Value Large Cap Fund
Diane E. Jaffee	See above

Matthew J. Spahn	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Select Equities Fund
Craig C. Blum	See above

TCW Small Cap Growth Fund
Chang Lee	See above

Mike Olson	See above

TCW SMID Cap Growth Fund
Chang Lee	See above

Mike Olson	See above

TCW Value Opportunities Fund

Diane E. Jaffee	See above

TCW Core Fixed Income Fund
Stephen M. Kane	Group Managing Director, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009. Previously, Mr. Kane was a portfolio manager and founding partner with Metropolitan West Asset Management, LLC

Laird R. Landmann	Group Managing Director, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009. Previously, Mr. Landmann was a portfolio manager and founding partner with Metropolitan West Asset Management, LLC

Tad Rivelle	Group Managing Director and Chief Investment Officer - Fixed Income, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009. Previously, Mr. Rivelle was Chief Investment Officer, portfolio manager and a founding partner with Metropolitan West Asset Management, LLC

Bryan Whalen	Managing Director, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009. Previously, Mr. Whalen was a portfolio manager, partner and mortgage specialist with Metropolitan West Asset Management, LLC

TCW Enhanced Commodity Strategy Fund
Tad Rivelle	See above

Stephen M. Kane	See above

Bret R. Barker	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West since December 2009. Previously, Mr. Barker was a portfolio manager with Metropolitan West Asset Management, LLC

TCW High Yield Bond Fund
James S. Farmham	Managing Director, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009. Previously, Mr. Farnham was a Managing Director and Director of Credit Research, Metropolitan West Asset Management, LLC. Portfolio manager Metropolitan West High Yield Bond Fund

Laird R. Landmann	See above

Giovanni A. Nucci	Managing Director, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009. Previously, Mr. Nucci was a Senior Vice President and Corporate Specialist, Metropolitan West Asset Management, LLC. Portfolio manager Metropolitan West High Yield Bond Fund

TCW Short Term Bond Fund
Stephen M. Kane	See above

Laird R. Landmann	See above

Tad Rivelle	See above

Bryan Whalen	See above

TCW Total Return Bond Fund
Mitch Flack	Managing Director, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009. Previously, Mr. Flack was a portfolio manager, partner and mortgage specialist with Metropolitan West Asset Management, LLC

Tad Rivelle	See above

Bryan Whalen	See above

TCW Emerging Markets Income Fund
Penelope D. Foley	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

David I. Robbins	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

Javier Segovia	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Emerging Markets Local Currency Income Fund
Penelope D. Foley	See above

David I. Robbins	See above

TCW Emerging Markets Multi-Asset Opportunities Fund
Penelope D. Foley	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

David I. Robbins	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Global Bond Fund
Stephen M. Kane	See above

Tad Rivelle	See above

David I. Robbins	See above

TCW International Growth Fund
Rohit Sah	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West since October 2011. Previously, Vice President and Portfolio Manager of the Oppenheimer International Small Cap Fund.

TCW International Small Cap Fund
Rohit Sah	See above

TCW Conservative Allocation Fund

Adam T. Coppersmith	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West

Stephen M. Kane	See above

Laird R. Landmann	See above

Michael P. Reilly	See above

Tad Rivelle	See above

Komal S. Sri-Kumar	Chairman, Comprehensive Asset Allocation Committee, the Advisor, TCW Asset Management Company and Trust Company of the West

Bryan Whalen	See above

Advisory Agreement

TCW Funds, Inc. (the “Corporation”) and the Advisor have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Corporation has employed the Advisor to manage the investment of the assets of each Fund, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Corporation’s business affairs, subject to control by the Board of Directors.

The Advisory Agreement was approved by a majority of the Board of Directors, including the Independent Directors, with respect to all Funds, except the TCW Emerging Markets Multi-Asset Opportunities Fund, on September 24, 2012, and

was subsequently approved by the shareholders of each of the Funds at a special meeting of shareholders called for that purpose.

On May 20, 2013, the Board of Directors, including the Independent Directors, approved an amendment to the Advisory Agreement to add the TCW Emerging Markets Multi-Asset Opportunities Fund to the Advisory Agreement.

Under the Advisory Agreement, the Funds pay to the Advisor as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)
TCW Concentrated Value	0.65%
TCW Growth	0.75%
TCW Growth Equities	1.00%
TCW Relative Value Dividend Appreciation	0.75%
TCW Relative Value Large Cap	0.75%
TCW Select Equities	0.75%
TCW Small Cap Growth	1.00%
TCW SMID Cap Growth	1.00%
TCW Value Opportunities	0.80%
TCW Core Fixed Income	0.40%
TCW Enhanced Commodity Strategy	0.50%
TCW High Yield Bond	0.45%
TCW Short Term Bond	0.35%
TCW Total Return Bond	0.50%
TCW Emerging Markets Income	0.75%
TCW Emerging Markets Local Currency Income	0.75%
TCW Emerging Markets Multi-Asset Opportunities	0.95%
TCW Global Bond	0.55%
TCW International Growth	0.85%
TCW International Small Cap	0.75%

The TCW Conservative Allocation Fund does not directly pay the Advisor a management fee. However, the Advisor serves as the Advisor or its affiliates to the Funds the TCW Conservative Allocation Fund invests in and is paid an annual management fee by those Funds. As a result, shareholders of the TCW Conservative Allocation Fund indirectly bear a portion of the management fees paid by the Funds invested in by the TCW Conservative Allocation Fund and other expenses of those Funds.

The Advisor has agreed to reduce its investment management fee or to pay the operating expenses of each Fund to limit the Fund’s operating expenses to an amount not to exceed the previous month’s expense ratio average for com-

parable funds as calculated by Lipper Inc. This expense limitation is voluntary and terminable on six months notice. In addition, certain funds have contractual fee waiver or expense reimbursement requirements. This contractual fee waiver and/or expense reimbursement excludes interest and acquired fund fees and expenses, if any.

A discussion regarding the basis for the Board of Directors approval of the Advisory Agreement for each Fund except the TCW Emerging Markets Multi-Asset Opportunities Fund is contained in the Corporation’s annual report to shareholders for twelve months ended October 31, 2012. A discussion regarding the basis for the Board of Directors approval of the Advisory Agreement for TCW Emerging Markets Multi-Asset Opportunities Fund is contained in the Corporation’s annual report to shareholders for twelve months ended October 31, 2013.

The Subsidiary has entered into a separate advisory agreement with the Advisor for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay the Advisor a management fee at the same rate that the TCW Enhanced Commodity Strategy Fund pays the Advisor for services provided to the TCW Enhanced Commodity Strategy Fund. The Advisor has agreed to waive the management fee it receives from the TCW Enhanced Commodity Strategy Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This waiver may not be terminated without the consent of the Board of Directors of the Corporation.

The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its duties under the agreement.

Payments by the Advisor

The Advisor pays certain costs of marketing the Funds from legitimate profits from its investment management fees and other resources available to it. The Advisor may also share with financial intermediaries certain marketing expenses or pay for the opportunity to distribute the Funds, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. The Advisor or its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, subaccounting, transaction processing and other administrative services. These payments, which may be substantial, are in addition to any fees that may be paid by the Funds for these types of or other services.

The amount of these payments is determined from time to time by the Advisor and may differ among such financial intermediaries. Such payments may provide incentives for such parties to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a Fund on a list of mutual funds offered as investment options to the financial intermediary’s customers (sometimes referred to as “Shelf Space”); access to the financial intermediary’s registered representatives; and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not, however, change the price an investor pays for shares of a Fund or the amount that the Fund receives to invest on behalf of the investor. These payments may create potential conflicts of interests between an investor and a financial intermediary who is recommending a particular mutual fund over other mutual funds. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of a Fund and you should contact your financial intermediary for details about any payments it may receive from the Funds or from the Advisor. Payments are typically based on a percentage of assets under management or based on the number of customer accounts or a combination thereof.

Multiple Class Structure

Certain of the Funds currently offer two classes of shares: Class I shares and Class N shares. The TCW Short Term Bond Fund only offers Class I shares. Shares of each class of a Fund represent an equal pro rata interest in that Fund and both classes generally have the same voting, liquidation, and other rights. The Class I shares are offered at the current net asset value. The Class N shares are offered at the current net asset value, but are subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Funds’ distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of that Fund attributable to its Class N shares. The fees may be used to pay the Fund’s distributor for distribution services and sales support services provided in connection with Class N shares. The fee may also be used to pay financial intermediaries for the sales support services and related expenses and shareholder servicing fees. The shareholder servicing fees are paid to compensate financial intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares. Because these fees are paid out of the Fund’s Class N assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Because the expenses of each class may differ, the performance of each class is expected to differ.

Your Investment — Account Policies and Services

Buying shares

You pay no sales charges to invest in a Fund. Your price for a Fund’s shares is the Fund’s net asset value per share (“NAV”) which is calculated as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time or the time trading closes on the NYSE, whichever is earlier) every day the exchange is open.

Calculation of NAV

The NAV of a Fund is determined by adding the value of a Fund’s securities, cash and other assets, subtracting all expenses and liabilities, and then dividing by the total number of shares outstanding (assets-liabilities/# of shares = NAV).

Your order will be priced at the next NAV calculated after your order is accepted by the Corporation. Orders received by the Funds’ transfer agent from dealers, brokers or other service providers (“financial intermediaries”) after the NAV for the day is determined will receive that same day’s NAV if the orders were received by the financial intermediary from its customers prior to 4:00 p.m.(or the time trading closes on the NYSE, whichever is earlier). Your financial intermediary is responsible for transmitting such orders promptly.

The Corporation may at its discretion reject any purchase order for Fund shares.

Each Fund discloses its NAV on a daily basis. To obtain a Fund’s NAV, please call (800) FUND TCW or visit the TCW Funds website at www.tcw.com.

A Fund’s investments for which market quotations are readily available are valued based on market value. Each security that is owned by a Fund that is listed on a securities exchange is valued at its last sales price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of that exchange that the Advisor generally considers to be the principal exchange on which the stock is traded. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Generally, securities issued by open-end investment companies are valued using their respective net asset values. Securities traded over-

the-counter are valued using prices furnished by independent pricing services or by broker dealers. Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

The Corporation may use the fair value of a security as determined in accordance with procedures adopted by the Board of Directors if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before the Corporation values its assets would materially affect net asset value. Such situations are particularly relevant for a Fund as it may hold securities that trade primarily in overseas markets. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that a Fund could obtain if it were to sell the security.

Minimums

	Initial	IRA	Additional
All Funds	$2,000	$500	$250

The Corporation may accept investments of smaller amounts under circumstances deemed appropriate. The Corporation reserves the right to change the minimum investment amounts without prior notice. A broker-dealer or other financial intermediary may require a higher minimum initial investment. All investments must be in U.S. dollars drawn on domestic banks. The Corporation will not accept cash, money orders, checks drawn on banks outside the U.S., travelers checks, bank checks, drafts, cashiers’ checks in amounts less than $10,000 or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. In addition, the Funds will not accept starter checks, post-dated checks, post-dated on-line checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs such as a loss resulting from a change in NAV. You will also be charged $25 for every check returned unpaid.

The Funds have adopted an Anti-Money Laundering Compliance Program as required by the United Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT) and appointed an Anti-Money Laundering Officer to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Corporation’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. The transfer agent may also ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.

Automatic Investment Plan ($100 minimum)

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into a Fund, on a monthly, bi-monthly, quarterly or semi-annual basis (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the Automated Clearing House (“ACH”) network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a

$25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at (800) 248-4486 for additional information. Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent or a dealer, broker or other service provider. Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen calendar days from the purchase date or until payment is collected, whichever is earlier.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Signature Guarantees

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts in excess of $100,000

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 calendar days

•	requests to send the proceeds to a payee, address or a bank account different than what is on our records

•	if ownership is changed on your account

•	written requests to wire redemptions proceeds (if not previously authorized on the account)

Non-financial transactions, including establishing or modifying services on an account, may require signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution.

The Funds and/or the transfer agent reserve the right to waive or require any signature guarantee based on the circumstances relative to the particular situation.

A signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Exchanging Shares

You can exchange from Class I or Class N shares of one Fund into Class I or Class N shares of another Fund provided that your investment meets the minimum initial investment and any other requirements of the other class, and that the shares of the other class and Fund are eligible for sale in your state of residence. Further information about conversion of shares between classes may be found in the SAI. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

You may also exchange the shares of any Fund you own for shares of Fidelity Prime Money Market Portfolio, which is an unaffiliated, separately managed, money market mutual fund, or exchange shares of Fidelity Prime Money Market Portfolio for shares of any Fund. You should read the Fidelity Prime Money Market Portfolio prospectus prior to investing in that money market mutual fund. You can obtain a prospectus for the Fidelity Prime Money Market Portfolio by calling (800) 386-3829 or by visiting our website at www.tcw.com.

Third party transactions

You may buy and redeem a Fund’s shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Household mailings

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds. You may also receive proxy statements for a Fund. In order to reduce the volume of mail you receive, when possible and unless the Corporation receives contrary instructions, only one copy of these documents will be sent to those addresses shared by two or more accounts. You may write the Corporation at 865 South Figueroa Street, Los Angeles, California 90017 or telephone it at 1-800-386-3829 to request individual copies of documents or to request a single copy of documents if receiving duplicate copies. The Corporation will begin sending a household single or multiple copies, as requested, as soon as practicable after receiving the request.

General policies

If your non-retirement account in a Fund falls below $2,000 as a result of redemptions and or exchanges for six months or more, the Corporation may close your account and send you the proceeds upon 60 days’ written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify the order. Reasonable measures include a requirement for a caller to provide certain personal identifying information. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

The Corporation also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of a Fund’s assets). If your shares are redeemed in kind you will incur transaction costs upon disposition of the securities received in the distribution.

Any undeliverable dividend checks or dividend checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Trading Limits

The Funds are not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Funds. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment returns to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance.

Accordingly, the Board of Directors has adopted the following policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. The Corporation reserves the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Corporation’s view, is likely to engage in excessive trading. If a purchase or exchange order with respect to a Fund is rejected, the potential investor will not benefit from any subsequent increase in the net asset value of the Fund.

For U.S. Fixed Income Funds (as shown on the cover of this Prospectus), TCW Emerging Markets Income Fund, TCW Emerging Markets Local Currency Fund, TCW Emerging Markets Multi-Asset Opportunities Fund and TCW Global Bond Fund, future purchases into a Fund may be barred if a shareholder effects more than two round trips in shares of that Fund (meaning exchanges or redemptions following a purchase) in excess of certain de minimis limits within a 30-day period. Shareholders effecting a round trip transaction in shares of a Fund in excess of the relevant de minimis threshold more than once within the above-referenced 30-day period may receive a communication from the Fund warning that the shareholder is in danger of violating the Corporation’s frequent trading policy.

For all other Funds, future purchases into a Fund may be barred if a shareholder effects a round trip in shares of that Fund (meaning exchanges or redemptions following a purchase) in excess of certain de minimis limits within a 30-day period.

Exceptions to these trading limits may be made only upon approval of the Funds’ Chief Compliance Officer or Fund Operations Officer, and such exceptions are reported to the Board of Directors on a quarterly basis.

This policy may be revised from time to time by the officers of the Corporation in consultation with the Board of Directors without prior notice.

These restrictions do not apply to the Fidelity Prime Money Market Portfolio, certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been applied to the Advisor’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

In an attempt to detect and deter excessive trading in omnibus accounts, the Corporation or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Corporation, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or that may be made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

In addition, the Corporation reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules; and

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of large redemptions, excessive trading or during unusual market conditions).

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT
In Writing	(Same, except that you should include the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.)
Complete the New Account Form. Mail your New Account Form and a check made payable to (Name of Fund) to:
Via Regular Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
Via Express, Registered or Certified Mail TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202
By Telephone	Before sending your fed wire, please call the transfer agent to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire. Wired funds must be received prior to 4:00 p.m. Eastern time to receive same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
Please contact the Investor Relations Department at
(800) FUND TCW (386-3829) for a New Account Form. The transfer agent will not establish a new account funded by fed wire unless a completed application is received prior to its receipt of the fed wire.
Wire: Have your bank send your investment to:
U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services LLC
Account No. 182380074993
Further Credit: (Name of Fund)
(Name on the Fund Account)
(Fund Account Number)
Via Exchange

Call the transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

TO SELL OR EXCHANGE SHARES
By Mail

Write a letter of instruction that includes:

• your name(s) and signature(s) as they appear on the account form

• your account number

• the Fund name

• the dollar amount you want to sell or exchange

• how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see “Account Policies and Services — Selling Shares”).

Mail your letter of instruction to:

Via Regular Mail TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202
By Telephone

Be sure the Funds have your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record.

Telephone redemption requests must be for a minimum of $1,000.

Systematic Withdrawal Plan: As another convenience, you may redeem shares through the systematic withdrawal plan. Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account on a monthly, quarterly or annual basis. In order to participate in the plan, your account balance must be at least $2,000 and there must be a minimum annual withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the transfer agent 5 days prior to the effective date.

To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S. (800) 248-4486

Outside the U.S. (414) 765-4124 (collect)

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends and distributions are paid separately for each class of shares. The dividends and distributions paid on Class I shares will generally be higher than those paid on Class N shares since Class N shares normally have higher expenses than Class I shares. Dividends from the net investment income of each Fund will be declared and paid annually except for the TCW Relative Value Dividend Appreciation Fund and TCW Enhanced Commodity Strategy Fund, which will declare and pay dividends quarterly, and the TCW Emerging Markets Local Currency Income, TCW Emerging Markets Income, TCW Core Fixed Income, TCW High Yield Bond, TCW Short Term Bond Fund, TCW Total Return Bond and TCW Global Bond Funds, which will declare and pay dividends monthly. The Funds will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the Fund unless you instruct the Fund otherwise in writing or by telephone. There are no fees or sales charges on reinvestments. You may request distributions be paid by check. Any undeliverable dividend checks or dividend checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined at the date of cancellation.

Distributions of a Fund’s investment company taxable income, (which include, but are not limited to, interest dividends and net short-term capital gains), if any, are generally taxable to a Fund’s shareholders as ordinary income. To the extent that a Fund’s ordinary income distributions consist of “qualified dividend” income, such income may be subject to tax at the reduced rate of tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by a Fund and the shareholders.

Distributions of net capital gains (net long-term capital gains less net short-term capital loss) are generally taxable as long-term capital gains regardless of the length of time a shareholder has owned shares of a Fund. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

An investor will be taxed in the same manner whether you receive your distributions (from investment company taxable income or net capital gains) in cash or reinvest them in additional shares of a Fund.

Shareholders who sell or redeem shares generally will have a capital gain or loss from the sale or redemption. The amount of gain or loss and the applicable rate of tax will depend generally on the amount paid for the shares, the amount received from the sale or redemption, and how long the shares were held by a shareholder.

If more than 50% of the value of the Funds’ total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder which would (subject to applicable limitations) generally permit each shareholder (1) to credit this amount or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. The Fund will notify you if it makes this election.

The Funds may be required to withhold U.S. federal income tax (currently, at a rate of 28%) on all distributions to shareholders if they fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or if they have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.

Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Funds, as discussed in more detail in the Statement of Additional Information (“SAI”).

Shareholders will be advised annually as to the federal tax status of distributions made by a Fund for the preceding calendar year. Distributions by a Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI. This section is not intended to be a full discussion of tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

TCW Enhanced Commodity Strategy Fund

The TCW Enhanced Commodity Strategy Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a regulated investment company under the Code. The IRS issued Revenue Ruling 2006-1 which concluded that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, the TCW Enhanced Commodity Strategy Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments.

However, in Revenue Ruling 2006-31, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The TCW Enhanced Commodity Strategy Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary. The TCW Enhanced Commodity Strategy Fund has received a private letter ruling from the IRS confirming that income from the TCW Enhanced Commodity Strategy Fund’s investment in the Subsidiary and income derived from certain commodity index-linked notes will constitute “qualifying income” for purposes of Subchapter M.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity- linked notes, other commodity-linked derivatives, and the TCW Enhanced Commodity Strategy Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the TCW Enhanced Commodity Strategy Fund’s taxable income or any distributions made by the TCW Enhanced Commodity Strategy Fund or result in the inability of the TCW Enhanced Commodity Strategy Fund to operate as described in this prospectus and the SAI.

A foreign corporation, such as the Subsidiary, generally is not subject to U.S. federal income taxation on its business income unless it is engaged in, or deemed to be engaged in, a U.S. trade or business. It is expected that the Subsidiary will conduct its activities so as to satisfy the requirements of a safe-harbor set forth in the Code, under which the Subsidiary may engage in certain commodity-related investments without being treated as engaged in a U.S. trade or business. However, if the Subsidiary’s activities were determined not to be of the type described in the safe harbor, its activities may be subject to U.S. federal income taxation.

A foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to a U.S. withholding tax at a flat 30% rate (or lower treaty rate) on certain U.S. source gross income. No tax treaty is in force between the United States and the Cayman Islands that would reduce the 30% rate of withholding tax. However, it is not expected that the Subsidiary will derive income subject to U.S. withholding taxes.

The Subsidiary will be treated as a CFC for U.S. federal income tax purposes. As a result, the TCW Enhanced Commodity Strategy Fund must include in gross income for such purposes all of the Subsidiary’s “subpart F” income when the Subsidiary recognizes that income, whether or not the Subsidiary distributes such income to the TCW Enhanced Commodity Strategy Fund. It is expected that all of the Subsidiary’s income will be subpart F income. The TCW Enhanced Commodity Strategy Fund’s tax basis in the Subsidiary will be increased as a result of the TCW Enhanced Commodity Strategy Fund’s recognition of the Subsidiary’s subpart F income. The TCW Enhanced Commodity Strategy Fund will not be taxed on distributions received from the Subsidiary to the extent of the Subsidiary’s previously-undistributed subpart F income although its tax basis in the Subsidiary will be decreased by such amount. All subpart F income will be taxed as ordinary income, regardless of the nature of the transactions that generate it. Subpart F income does not qualify for treatment as qualified dividend income. If the Subsidiary recognizes a net loss, the net loss will not be available to offset income recognized by the TCW Enhanced Commodity Strategy Fund.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI. Currently, disclosure of the Funds’ portfolio holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to shareholders and in the quarterly holdings report on Form N-Q. The SAI and Form N-Q are available, free of charge, on the EDGAR Database on the SEC’s website at www.sec.gov. The annual report, semi-annual report, Form N-Q and SAI for each Fund are also available by contacting the Funds at 1-800-FUND TCW (1-800-386-3829) and on the Corporation’s website at www.tcw.com.

Financial Highlights

The following financial highlights tables are intended to help you understand each Fund’s financial performance for the fiscal years or periods indicated. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). The information presented in the tables has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Financial Highlights

TCW Concentrated Value Fund

Class I

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$12.20	$10.83	$10.99	$9.98	$9.62

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08	0.05	0.04	0.03	0.10
Net Realized and Unrealized Gain (Loss) on Investments	3.86	1.36	(0.17)	1.07	0.33

Total from Investment Operations	3.94	1.41	(0.13)	1.10	0.43

Less Distributions:
Distributions from Net Investment Income	(0.12)	(0.04)	(0.03)	(0.09)	(0.07)

Net Asset Value per Share, End of Year	$16.02	$12.20	$10.83	$10.99	$9.98

Total Return	32.67%	12.94%	(1.23)%	11.05%	4.64%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$7,628	$7,007	$22,496	$34,285	$34,867
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.95%	1.19%	0.96%	0.91%	1.00%
After Expense Reimbursement	1.14%	1.19%	N/A	N/A	0.86%
Ratio of Net Investment Income to Average Net Assets	0.56%	0.43%	0.31%	0.32%	1.11%
Portfolio Turnover Rate	39.65%	24.99%	38.18%	53.50%	72.56%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Concentrated Value Fund

Class N

	Year Ended October 31,
	2013	2012	2011		2010	2009
Net Asset Value per Share, Beginning of Year	$12.11	$10.71	$10.95		$9.94	$9.58

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08	0.05	0.00	(2)	0.01	0.06
Net Realized and Unrealized Gain (Loss) on Investments	3.82	1.35	(0.24)		1.05	0.34

Total from Investment Operations	3.90	1.40	(0.24)		1.06	0.40

Less Distributions:
Distributions from Net Investment Income	(0.16)	—	(0.00	)(2)	(0.05)	(0.04)

Net Asset Value per Share, End of Year	$15.85	$12.11	$10.71		$10.95	$9.94

Total Return	32.61%	13.07%	(2.19)%		10.71%	4.24%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$921	$861	$861		$30,786	$28,239
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	4.15%	3.29%	1.18%		1.17%	1.30%
After Expense Reimbursement	1.14%	1.18%	N/A		N/A	1.25%
Ratio of Net Investment Income to Average Net Assets	0.58%	0.45%	0.01%		0.05%	0.72%
Portfolio Turnover Rate	39.65%	24.99%	38.18%		53.50%	72.56%

(1)	Computed using average shares outstanding throughout the period.

(2)	Amount rounds to less than $0.01 per share.

Financial Highlights

TCW Growth Fund

Class I

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$22.37	$21.13	$19.95	$16.27	$12.94

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.02	(0.02)	(0.07)	(0.10)	(0.08)
Net Realized and Unrealized Gain on Investments	6.09	1.35	1.25	3.78	3.41

Total from Investment Operations	6.11	1.33	1.18	3.68	3.33

Less Distributions:
Distributions from Net Investment Income	—	(0.01)	—	—	—
Distributions from Net Realized Gain	—	(0.08)	—	—	—

Total Distributions	—	(0.09)	—	—	—

Net Asset Value per Share, End of Year	$28.48	$22.37	$21.13	$19.95	$16.27

Total Return	27.31%	6.30%	5.86%	22.68%	25.74%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$2,347	$1,988	$26,089	$663	$407
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	5.04%	1.19%	1.32%	13.74%	15.94%
After Expense Reimbursement	0.99%	0.99%	0.99%	1.37%	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.08%	(0.10)%	(0.33)%	(0.56)%	(0.55)%
Portfolio Turnover Rate	38.21%	45.47%	103.57%	65.37%	55.51%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Growth Fund

Class N

	Year Ended October 31,
	2013	2012		2011	2010	2009
Net Asset Value per Share, Beginning of Year	$22.39	$21.13		$19.95	$16.27	$12.94

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.00 (2)	(0.02)		(0.06)	(0.10)	(0.08)
Net Realized and Unrealized Gain on Investments	6.12	1.36		1.24	3.78	3.41

Total from Investment Operations	6.12	1.34		1.18	3.68	3.33

Less Distributions:
Distributions from Net Investment Income	—	(0.00	)(2)	—	—	—
Distributions from Net Realized Gain	—	(0.08)		—	—	—

Total Distributions	—	(0.08)		—	—	—

Net Asset Value per Share, End of Year	$28.51	$22.39		$21.13	$19.95	$16.27

Total Return	27.33%	6.39%		5.86%	22.68%	25.73%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$175	$81		$678	$534	$407
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	20.60%	3.85%		6.97%	13.99%	16.16%
After Expense Reimbursement	0.99%	0.99%		0.99%	1.37%	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01%	(0.11)%		(0.28)%	(0.56)%	(0.56)%
Portfolio Turnover Rate	38.21%	45.47%		103.57%	65.37%	55.51%

(1)	Computed using average shares outstanding throughout the period.

(2)	Amount rounds to less than $0.01 per share.

Financial Highlights

TCW Growth Equities Fund

Class I

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$13.87	$14.66	$13.95	$10.87	$8.73

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.05)	(0.08)	(0.11)	(0.09)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	5.24	(0.15)	0.82	3.17	2.24

Total from Investment Operations	5.19	(0.23)	0.71	3.08	2.14

Less Distributions:
Distributions from Net Investment Income	(0.02)	—	—	—	—
Distributions from Net Realized Gain	(0.18)	(0.56)	—	—	—

Total Distributions	(0.20)	(0.56)	—	—	—

Net Asset Value per Share, End of Year	$18.86	$13.87	$14.66	$13.95	$10.87

Total Return	37.96%	(1.43)%	5.09%	28.33%	24.51%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$23,891	$66,951	$91,091	$101,943	$43,125
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.32%	1.21%	1.20%	1.27%	1.52%
After Expense Reimbursement	1.20%	1.20%	1.20%	N/A	1.47%
Ratio of Net Investment Loss to Average Net Assets	(0.35)%	(0.54)%	(0.72)%	(0.67)%	(1.10)%
Portfolio Turnover Rate	78.65%	48.75%	50.74%	71.30%	69.14%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Growth Equities Fund

Class N

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$13.82	$14.61	$13.90	$10.84	$8.71

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.06)	(0.08)	(0.11)	(0.09)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	5.23	(0.15)	0.82	3.15	2.23

Total from Investment Operations	5.17	(0.23)	0.71	3.06	2.13

Less Distributions:
Distributions from Net Investment Income	(0.02)	—	—	—	—
Distributions from Net Realized Gain	(0.18)	(0.56)	—	—	—

Total Distributions	(0.20)	(0.56)	—	—	—

Net Asset Value per Share, End of Year	$18.79	$13.82	$14.61	$13.90	$10.84

Total Return	37.93%	(1.44)%	5.11%	28.23%	24.46%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$6,366	$9,865	$9,493	$10,542	$4,476
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.93%	1.73%	1.73%	2.03%	2.38%
After Expense Reimbursement	1.20%	1.20%	1.20%	1.32%	1.47%
Ratio of Net Investment Loss to Average Net Assets	(0.36)%	(0.53)%	(0.73)%	(0.69)%	(1.09)%
Portfolio Turnover Rate	78.65%	48.75%	50.74%	71.30%	69.14%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Dividend Appreciation Fund

(formerly known as the TCW Dividend Focused Fund)

Class I

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$11.77	$10.18	$9.60	$8.28	$7.70

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.25	0.22	0.18	0.18	0.23
Net Realized and Unrealized Gain on Investments	3.36	1.60	0.59	1.31	0.61

Total from Investment Operations	3.61	1.82	0.77	1.49	0.84

Less Distributions:
Distributions from Net Investment Income	(0.27)	(0.23)	(0.19)	(0.17)	(0.25)
Distributions from Return of Capital	—	—	—	—	(0.01)

Total Distributions	(0.27)	(0.23)	(0.19)	(0.17)	(0.26)

Net Asset Value per Share, End of Year	$15.11	$11.77	$10.18	$9.60	$8.28

Total Return	31.06%	18.03%	8.05%	18.13%	11.58%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$176,226	$99,787	$54,367	$57,797	$44,125
Ratio of Expenses to Average Net Assets	0.82%	0.85%	0.86%	0.90%	0.92%
Ratio of Net Investment Income to Average Net Assets	1.86%	1.95%	1.76%	1.95%	3.27%
Portfolio Turnover Rate	18.37%	23.15%	37.51%	25.77%	26.48%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Dividend Appreciation Fund

(formerly known as the TCW Dividend Focused Fund)

Class N

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$11.92	$10.29	$9.68	$8.36	$7.72

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.22	0.19	0.15	0.15	0.21
Net Realized and Unrealized Gain on Investments	3.41	1.62	0.60	1.31	0.63

Total from Investment Operations	3.63	1.81	0.75	1.46	0.84

Less Distributions:
Distributions from Net Investment Income	(0.21)	(0.18)	(0.14)	(0.14)	(0.19)
Distributions from Return of Capital	—	—	—	—	(0.01)

Total Distributions	(0.21)	(0.18)	(0.14)	(0.14)	(0.20)

Net Asset Value per Share, End of Year	$15.34	$11.92	$10.29	$9.68	$8.36

Total Return	30.71%	17.68%	7.73%	17.66%	11.38%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$887,435	$601,397	$514,153	$550,305	$552,767
Ratio of Expenses to Average Net Assets	1.11%	1.14%	1.17%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.70%	1.45%	1.68%	2.92%
Portfolio Turnover Rate	18.37%	23.15%	37.51%	25.77%	26.48%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Large Cap Fund

Class I

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$14.91	$13.05	$12.42	$11.06	$9.80

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.19	0.16	0.12	0.13	0.17
Net Realized and Unrealized Gain on Investments	4.53	1.82	0.65	1.41	1.28

Total from Investment Operations	4.72	1.98	0.77	1.54	1.45

Less Distributions:
Distributions from Net Investment Income	(0.16)	(0.12)	(0.14)	(0.18)	(0.19)

Net Asset Value per Share, End of Year	$19.47	$14.91	$13.05	$12.42	$11.06

Total Return	31.99%	15.33%	6.16%	14.14%	15.25%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$543,669	$741,996	$396,729	$373,921	$412,831
Ratio of Expenses to Average Net Assets	0.87%	0.89%	0.92%	1.07%	1.11%
Ratio of Net Investment Income to Average Net Assets	1.13%	1.14%	0.90%	1.14%	1.79%
Portfolio Turnover Rate	37.33%	19.71%	26.76%	34.49%	40.28%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Large Cap Fund

Class N

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$14.89	$13.00	$12.38	$11.03	$9.75

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.15	0.13	0.09	0.12	0.16
Net Realized and Unrealized Gain on Investments	4.52	1.83	0.64	1.40	1.29

Total from Investment Operations	4.67	1.96	0.73	1.52	1.45

Less Distributions:
Distributions from Net Investment Income	(0.12)	(0.07)	(0.11)	(0.17)	(0.17)

Net Asset Value per Share, End of Year	$19.44	$14.89	$13.00	$12.38	$11.03

Total Return	31.64%	15.11%	5.88%	13.96%	15.22%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$75,450	$50,212	$50,341	$67,688	$103,155
Ratio of Expenses to Average Net Assets	1.13%	1.14%	1.18%	1.19%	1.21%
Ratio of Net Investment Income to Average Net Assets	0.83%	0.92%	0.65%	1.06%	1.72%
Portfolio Turnover Rate	37.33%	19.71%	26.76%	34.49%	40.28%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Select Equities Fund

Class I

	Year Ended October 31,
	2013	2012		2011	2010	2009
Net Asset Value per Share, Beginning of Year	$19.81	$18.17		$16.18	$13.45	$12.96

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.03	(0.00	)(2)	(0.04)	(0.03)	(0.04)
Net Realized and Unrealized Gain on Investments	5.34	1.86		2.03	2.76	2.36

Total from Investment Operations	5.37	1.86		1.99	2.73	2.32

Less Distributions:
Distributions from Net Investment Income	(0.05)	—		—	—	—
Distributions from Net Realized Gain	(0.29)	(0.22)		—	—	(1.83)

Total Distributions	(0.34)	(0.22)		—	—	(1.83)

Net Asset Value per Share, End of Year	$24.84	$19.81		$18.17	$16.18	$13.45

Total Return	27.53%	10.37%		12.30%	20.30%	22.30%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,325,609	$802,524		$432,203	$388,735	$360,290
Ratio of Expenses to Average Net Assets	0.83%	0.86%		0.90%	0.92%	0.98%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.15%	(0.01)%		(0.23)%	(0.19)%	(0.31)%
Portfolio Turnover Rate	24.55%	19.74%		28.13%	23.75%	36.82%

(1)	Computed using average shares outstanding throughout the period.

(2)	Amount rounds to less than $0.01 per share.

Financial Highlights

TCW Select Equities Fund

Class N

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$18.84	$17.34	$15.48	$12.92	$12.55

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.02)	(0.06)	(0.09)	(0.07)	(0.07)
Net Realized and Unrealized Gain on Investments	5.06	1.78	1.95	2.63	2.27

Total from Investment Operations	5.04	1.72	1.86	2.56	2.20

Less Distributions:
Distributions from Net Realized Gain	(0.29)	(0.22)	—	—	(1.83)

Net Asset Value per Share, End of Year	$23.59	$18.84	$17.34	$15.48	$12.92

Total Return	27.14%	10.06%	12.02%	19.81%	22.02%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$378,026	$292,448	$182,151	$125,638	$140,963
Ratio of Expenses to Average Net Assets	1.10%	1.14%	1.20%	1.24%	1.25%
Ratio of Net Investment Loss to Average Net Assets	(0.10)%	(0.31)%	(0.55)%	(0.51)%	(0.58)%
Portfolio Turnover Rate	24.55%	19.74%	28.13%	23.75%	36.82%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Small Cap Growth Fund

Class I

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$26.74	$27.84	$26.52	$21.18	$15.23

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.20)	(0.24)	(0.26)	(0.17)	(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	9.15	(0.86)	1.58	5.51	6.14

Total from Investment Operations	8.95	(1.10)	1.32	5.34	5.95

Net Asset Value per Share, End of Year	$35.69	$26.74	$27.84	$26.52	$21.18

Total Return	33.32%	(3.95)%	4.98%	25.21%	39.07%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$165,248	$828,435	$956,904	$584,581	$183,467
Ratio of Expenses to Average Net Assets	1.18%	1.16%	1.22%	1.19%	1.20%
Ratio of Net Investment Loss to Average Net Assets	(0.71)%	(0.89)%	(0.88)%	(0.71)%	(1.08)%
Portfolio Turnover Rate	84.46%	79.27%	93.47%	105.57%	79.13%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Small Cap Growth Fund

Class N

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$25.60	$26.73	$25.53	$20.44	$14.75

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.29)	(0.31)	(0.32)	(0.23)	(0.27)
Net Realized and Unrealized Gain (Loss) on Investments	8.74	(0.82)	1.52	5.32	5.96

Total from Investment Operations	8.45	(1.13)	1.20	5.09	5.69

Net Asset Value per Share, End of Year	$34.05	$25.60	$26.73	$25.53	$20.44

Total Return	32.85%	(4.23)%	4.70%	24.90%	38.58%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$121,038	$186,245	$237,982	$187,375	$115,465
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.47%	1.44%	1.49%	1.51%	1.59%
After Expense Reimbursement	1.46%	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(1.02)%	(1.16)%	(1.14)%	(0.97)%	(1.47)%
Portfolio Turnover Rate	84.46%	79.27%	93.47%	105.57%	79.13%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW SMID Cap Growth Fund

Class I

	Year Ended October 31,		November 1, 2010 (Commencement of Operations) through October 31, 2011
	2013	2012
Net Asset Value per Share, Beginning of Year	$10.26	$10.42	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.09)	(0.08)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	4.17	(0.08)	0.52

Total from Investment Operations	4.08	(0.16)	0.42

Net Asset Value per Share, End of Year	$14.34	$10.26	$10.42

Total Return	39.77%	(1.54)%	4.20%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$31,193	$22,084	$23,057
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.34%	1.36%	2.16%
After Expense Reimbursement	1.20%	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.72)%	(0.75)%	(0.96)%
Portfolio Turnover Rate	72.89%	78.76%	89.56%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW SMID Cap Growth Fund

Class N

	Year Ended October 31,		November 1, 2010 (Commencement of Operations) through October 31, 2011
	2013	2012
Net Asset Value per Share, Beginning of Year	$10.27	$10.42	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.09)	(0.08)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	4.16	(0.07)	0.52

Total from Investment Operations	4.07	(0.15)	0.42

Net Asset Value per Share, End of Year	$14.34	$10.27	$10.42

Total Return	39.63%	(1.44)%	4.20%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$22,968	$17,116	$22,927
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.61%	1.64%	2.23%
After Expense Reimbursement	1.20%	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.72)%	(0.76)%	(0.96)%
Portfolio Turnover Rate	72.89%	78.76%	89.56%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Value Opportunities Fund

Class I

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$20.10	$17.43	$16.94	$14.12	$12.90

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.16	0.15	0.12	0.11	0.11
Net Realized and Unrealized Gain on Investments	6.48	2.63	0.51	2.81	1.26

Total from Investment Operations	6.64	2.78	0.63	2.92	1.37

Less Distributions:
Distributions from Net Investment Income	(0.17)	(0.11)	(0.14)	(0.10)	(0.15)
Distributions from Net Realized Gain	(0.01)	—	—	—	—

Total Distributions	(0.18)	(0.11)	(0.14)	(0.10)	(0.15)

Net Asset Value per Share, End of Year	$26.56	$20.10	$17.43	$16.94	$14.12

Total Return	33.30%	16.04%	3.67%	20.78%	10.84%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$118,138	$95,698	$99,211	$152,391	$196,488
Ratio of Expenses to Average Net Assets	0.94%	1.01%	0.99%	1.00%	1.04%
Ratio of Net Investment Income to Average Net Assets	0.68%	0.79%	0.66%	0.68%	0.89%
Portfolio Turnover Rate	28.91%	32.87%	89.67%	61.51%	44.91%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Value Opportunities Fund

Class N

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$19.74	$17.06	$16.61	$13.85	$12.61

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09	0.10	0.05	0.05	0.07
Net Realized and Unrealized Gain on Investments	6.37	2.59	0.50	2.77	1.24

Total from Investment Operations	6.46	2.69	0.55	2.82	1.31

Less Distributions:
Distributions from Net Investment Income	(0.12)	(0.01)	(0.10)	(0.06)	(0.07)
Distributions from Net Realized Gain	(0.01)	—	—	—	—

Total Distributions	(0.13)	(0.01)	(0.10)	(0.06)	(0.07)

Net Asset Value per Share, End of Year	$26.07	$19.74	$17.06	$16.61	$13.85

Total Return	32.90%	15.75%	3.26%	20.42%	10.50%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$36,875	$32,292	$33,247	$54,041	$39,760
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.32%	1.40%	1.48%	1.41%	1.54%
After Expense Reimbursement	1.23%	1.27%	1.35%	1.34%	1.36%
Ratio of Net Investment Income to Average Net Assets	0.40%	0.53%	0.27%	0.31%	0.62%
Portfolio Turnover Rate	28.91%	32.87%	89.67%	61.51%	44.91%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Core Fixed Income Fund

Class I

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$11.34	$10.90	$11.01	$10.59	$9.35

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.21	0.24	0.36	0.63	0.78
Net Realized and Unrealized Gain (Loss) on Investments	(0.27)	0.57	0.17	0.52	1.17

Total from Investment Operations	(0.06)	0.81	0.53	1.15	1.95

Less Distributions:
Distributions from Net Investment Income	(0.20)	(0.28)	(0.42)	(0.64)	(0.68)
Distributions from Net Realized Gain	(0.11)	(0.09)	(0.22)	(0.09)	(0.03)

Total Distributions	(0.31)	(0.37)	(0.64)	(0.73)	(0.71)

Net Asset Value per Share, End of Year	$10.97	$11.34	$10.90	$11.01	$10.59

Total Return	(0.49)%	7.57%	5.06%	11.34%	21.65%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$589,911	$501,448	$264,366	$197,877	$227,101
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.48%	0.49%	0.55%	0.56%	0.62%
After Expense Reimbursement	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	1.89%	2.20%	3.35%	5.89%	7.72%
Portfolio Turnover Rate	197.42%	213.82%	280.49%	258.36%	121.57%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Core Fixed Income Fund

Class N

	Year Ended October 31,
	2013		2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$11.34		$10.91	$11.03	$10.63	$9.44

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.17		0.21	0.33	0.57	0.75
Net Realized and Unrealized Gain (Loss) on Investments	(0.25)		0.56	0.17	0.54	1.19

Total from Investment Operations	(0.08)		0.77	0.50	1.11	1.94

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.25)	(0.40)	(0.62)	(0.72)
Distributions from Net Realized Gain	(0.11)		(0.09)	(0.22)	(0.09)	(0.03)

Total Distributions	(0.29)		(0.34)	(0.62)	(0.71)	(0.75)

Net Asset Value per Share, End of Year	$10.97		$11.34	$10.91	$11.03	$10.63

Total Return	(0.74)%		7.21%	4.76%	10.88%	21.31%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$698,223		$530,935	$207,882	$141,451	$76,729
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.77%		0.79%	0.85%	0.88%	0.85%
After Expense Reimbursement	0.77	%(2)	0.78%	0.78%	0.78%	0.74%
Ratio of Net Investment Income to Average Net Assets	1.56%		1.86%	3.00%	5.32%	7.45%
Portfolio Turnover Rate	197.42%		213.82%	280.49%	258.36%	121.57%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Enhanced Commodity Strategy Fund

Class I

	Year Ended October 31,		April 1, 2011 (Commencement of Operations) through October 31, 2011
	2013	2012
Net Asset Value per Share, Beginning of Year	$8.58	$8.73	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.16	0.16	0.08
Net Realized and Unrealized Loss on Investments	(0.92)	(0.11)	(1.26)

Total from Investment Operations	(0.76)	0.05	(1.18)

Less Distributions:
Distributions from Net Investment Income	(0.16)	(0.18)	(0.09)
Distributions from Net Realized Gain	(0.05)	(0.02)	—

Total Distributions	(0.21)	(0.20)	(0.09)

Net Asset Value per Share, End of Year	$7.61	$8.58	$8.73

Total Return	(9.05)%	0.55%	(11.80	)%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$2,013	$2,218	$2,647
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	5.67%	5.94%	5.54	%(3)
After Expense Reimbursement	0.70%	0.70%	0.70	%(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.01%	1.95%	1.51	%(3)
Portfolio Turnover Rate	54.20%	9.39%	42.70	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period April 1, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW Enhanced Commodity Strategy Fund

Class N

	Year Ended October 31,		April 1, 2011 (Commencement of Operations) through October 31, 2011
	2013	2012
Net Asset Value per Share, Beginning of Year	$8.58	$8.73	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.16	0.16	0.08
Net Realized and Unrealized Loss on Investments	(0.92)	(0.11)	(1.26)

Total from Investment Operations	(0.76)	0.05	(1.18)

Less Distributions:
Distributions from Net Investment Income	(0.16)	(0.18)	(0.09)
Distributions from Net Realized Gain	(0.05)	(0.02)	—

Total Distributions	(0.21)	(0.20)	(0.09)

Net Asset Value per Share, End of Year	$7.61	$8.58	$8.73

Total Return	(9.05)%	0.55%	(11.80	)%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,609	$1,773	$1,764
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.14%	6.30%	5.95	%(3)
After Expense Reimbursement	0.70%	0.70%	0.70	%(3)
Ratio of Net Investment Income to Average Net Assets	2.01%	1.94%	1.50	%(3)
Portfolio Turnover Rate	54.20%	9.39%	42.70	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period April 1, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW High Yield Bond Fund

Class I

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$6.30	$5.99	$6.45	$5.93	$4.56

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.33	0.33	0.44	0.52	0.51
Net Realized and Unrealized Gain (Loss) on Investments	0.06	0.37	(0.42)	0.51	1.36

Total from Investment Operations	0.39	0.70	0.02	1.03	1.87

Less Distributions:
Distributions from Net Investment Income	(0.36)	(0.37)	(0.48)	(0.51)	(0.50)
Distributions from Net Realized Gain	—	(0.02)	—	—	—

Total Distributions	(0.36)	(0.39)	(0.48)	(0.51)	(0.50)

Net Asset Value per Share, End of Year	$6.33	$6.30	$5.99	$6.45	$5.93

Total Return	6.44%	12.03%	0.24%	18.18%	43.47%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$26,102	$35,006	$39,648	$76,897	$78,299
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.00%	1.14%	1.06%	0.96%	1.04%
After Expense Reimbursement	0.63%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	5.14%	5.39%	6.93%	8.49%	10.05%
Portfolio Turnover Rate	114.95%	111.02%	154.82%	176.77%	106.35%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW High Yield Bond Fund

Class N

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$6.35	$6.02	$6.49	$5.94	$4.57

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.32	0.33	0.45	0.51	0.50
Net Realized and Unrealized Gain (Loss) on Investments	0.06	0.38	(0.44)	0.52	1.35

Total from Investment Operations	0.38	0.71	0.01	1.03	1.85

Less Distributions:
Distributions from Net Investment Income	(0.36)	(0.36)	(0.48)	(0.48)	(0.48)
Distributions from Net Realized Gain	—	(0.02)	—	—	—

Total Distributions	(0.36)	(0.38)	(0.48)	(0.48)	(0.48)

Net Asset Value per Share, End of Year	$6.37	$6.35	$6.02	$6.49	$5.94

Total Return	6.12%	12.11%	0.04%	17.86%	43.27%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$14,620	$20,498	$14,507	$47,485	$53,022
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.34%	1.51%	1.38%	1.27%	1.29%
After Expense Reimbursement	0.83%	1.17%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	4.96%	5.34%	6.87%	8.22%	9.75%
Portfolio Turnover Rate	114.95%	111.02%	154.82%	176.77%	106.35%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Short Term Bond Fund

Class I

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$8.85	$8.77	$8.94	$8.57	$8.93

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09	0.11	0.17	0.32	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(0.03)	0.13	(0.09)	0.45	(0.38)

Total from Investment Operations	0.06	0.24	0.08	0.77	0.02

Less Distributions:
Distributions from Net Investment Income	(0.11)	(0.15)	(0.25)	(0.40)	(0.38)
Distributions from Return of Capital	—	(0.01)	—	—	—

Total Distributions	(0.11)	(0.16)	(0.25)	(0.40)	(0.38)

Net Asset Value per Share, End of Year	$8.80	$8.85	$8.77	$8.94	$8.57

Total Return	0.67%	2.74%	0.84%	9.21%	0.35%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$15,202	$12,814	$6,874	$75,849	$51,944
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.33%	1.63%	0.84%	0.76%	0.74%
After Expense Reimbursement	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	1.01%	1.21%	1.96%	3.66%	4.76%
Portfolio Turnover Rate	71.48%	81.91%	57.84%	83.26%	21.40%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Total Return Bond Fund

Class I

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$10.27	$9.76	$10.37	$10.21	$9.21

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.27	0.52	0.65	0.75	1.01
Net Realized and Unrealized Gain (Loss) on Investments	0.06	0.64	(0.31)	0.25	0.85

Total from Investment Operations	0.33	1.16	0.34	1.00	1.86

Less Distributions:
Distributions from Net Investment Income	(0.33)	(0.63)	(0.68)	(0.84)	(0.86)
Distributions from Net Realized Gain	—	(0.02)	(0.27)	—	—
Distributions from Return of Capital	(0.14)	—	—	—	—

Total Distributions	(0.47)	(0.65)	(0.95)	(0.84)	(0.86)

Net Asset Value per Share, End of Year	$10.13	$10.27	$9.76	$10.37	$10.21

Total Return	3.26%	12.35%	3.44%	10.32%	21.38%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$5,085,781	$5,837,581	$3,256,269	$3,185,878	$7,907,871
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.57%	0.57%	0.60%	0.61%	0.61%
After Expense Reimbursement	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	2.60%	5.21%	6.48%	7.37%	10.47%
Portfolio Turnover Rate	190.79%	123.43%	141.33%	76.43%	15.57%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Total Return Bond Fund

Class N

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$10.61	$10.09	$10.72	$10.55	$9.55

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.24	0.52	0.64	0.73	1.01
Net Realized and Unrealized Gain (Loss) on Investments	0.07	0.65	(0.32)	0.27	0.89

Total from Investment Operations	0.31	1.17	0.32	1.00	1.90

Less Distributions:
Distributions from Net Investment Income	(0.33)	(0.63)	(0.68)	(0.83)	(0.90)
Distributions from Net Realized Gain	—	(0.02)	(0.27)	—	—
Distributions from Return of Capital	(0.14)	—	—	—	—

Total Distributions	(0.47)	(0.65)	(0.95)	(0.83)	(0.90)

Net Asset Value per Share, End of Year	$10.45	$10.61	$10.09	$10.72	$10.55

Total Return	2.96%	12.03%	3.12%	10.00%	20.98%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$2,492,073	$2,342,406	$2,081,438	$2,211,097	$3,345,527
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.83%	0.83%	0.86%	0.88%	0.87%
After Expense Reimbursement	0.73%	0.73%	0.74%	0.74%	0.74%
Ratio of Net Investment Income to Average Net Assets	2.31%	5.02%	6.19%	6.98%	10.11%
Portfolio Turnover Rate	190.79%	123.43%	141.33%	76.43%	15.57%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Emerging Markets Income Fund

Class I

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$9.30	$8.43	$8.84	$7.60	$5.41

Income (Loss) from Investment Operations:
Net Investment Income(2)	0.55	0.64	0.65	0.60	0.52
Net Realized and Unrealized Gain (Loss) on Investments	(0.59)	0.75	(0.36)	1.19	2.32

Total from Investment Operations	(0.04)	1.39	0.29	1.79	2.84

Less Distributions:
Distributions from Net Investment Income	(0.44)	(0.52)	(0.59)	(0.54)	(0.65)
Distributions from Net Realized Gain	(0.22)	—	(0.11)	(0.01)	—
Distributions from Return of Capital	(0.07)	—	—	—	—

Total Distributions	(0.73)	(0.52)	(0.70)	(0.55)	(0.65)

Redemption Fees	—	—	—	—	— (3)

Net Asset Value per Share, End of Year	$8.53	$9.30	$8.43	$8.84	$7.60

Total Return	(0.68)%	16.99%	3.35%	24.44%	56.09%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$4,260,067	$4,223,485	$1,861,675	$622,371	$101,959
Ratio of Expenses to Average Net Assets	0.83%	0.84%	0.87%	0.92%	1.17%
Ratio of Net Investment Income to Average Net Assets	6.09%	7.24%	7.49%	7.22%	7.70%
Portfolio Turnover Rate	150.21%	174.98%	137.87%	172.75%	196.54%

(1)

Prior to July 1, 2009, the TCW Emerging Markets Income Fund imposed a short-term redemption fee on shares owned less than 90 days equal to 2% of the value of the shares redeemed. Redemption fees are recorded by the Fund as additional paid-in-capital. The redemption fees received by the Fund are shown on a per share basis on the Financial Highlights. Effectively July 1, 2009, the short-term redemption fee was eliminated.

(2)	Computed using average shares outstanding throughout the period.

(3)	Amount rounds to less than $0.01 per share.

Financial Highlights

TCW Emerging Markets Income Fund

Class N

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$11.93	$10.81	$11.31	$9.72	$6.89

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.68	0.81	0.80	0.74	0.73
Net Realized and Unrealized Gain (Loss) on Investments	(0.76)	0.93	(0.45)	1.52	2.89

Total from Investment Operations	(0.08)	1.74	0.35	2.26	3.62

Less Distributions:
Distributions from Net Investment Income	(0.53)	(0.62)	(0.74)	(0.66)	(0.79)
Distributions from Net Realized Gain	(0.22)	—	(0.11)	(0.01)	—
Distributions from Return of Capital	(0.09)	—	—	—	—

Total Distributions	(0.84)	(0.62)	(0.85)	(0.67)	(0.79)

Net Asset Value per Share, End of Year	$11.01	$11.93	$10.81	$11.31	$9.72

Total Return	(0.86)%	16.64%	3.13%	24.03%	55.80%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,419,298	$1,286,033	$975,772	$498,489	$12,693
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.10%	1.11%	1.15%	1.25%	2.41%
After Expense Reimbursement	N/A	N/A	N/A	N/A	1.30%
Ratio of Net Investment Income to Average Net Assets	5.83%	7.23%	7.18%	6.88%	7.94%
Portfolio Turnover Rate	150.21%	174.98%	137.87%	172.75%	196.54%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Emerging Markets Local Currency Income Fund

Class I

	Year Ended October 31,		December 15, 2010 (Commencement of Operations) through October 31, 2011
	2013	2012
Net Asset Value per Share, Beginning of Year	$10.52	$9.89	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.54	0.64	0.51
Net Realized and Unrealized Gain (Loss) on Investments	(0.62)	0.23	(0.08)

Total from Investment Operations	(0.08)	0.87	0.43

Less Distributions:
Distributions from Net Investment Income	(0.06)	(0.18)	(0.54)
Distributions from Return of Capital	(0.24)	(0.06)	—

Total Distributions	(0.30)	(0.24)	(0.54)

Net Asset Value per Share, End of Year	$10.14	$10.52	$9.89

Total Return	(0.89)%	9.02%	4.25	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$237,695	$122,196	$99,529
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.90%	0.96%	1.05	%(3)
After Expense Reimbursement	N/A	N/A	0.99	%(3)
Ratio of Net Investment Income to Average Net Assets	5.19%	6.39%	5.64	%(3)
Portfolio Turnover Rate	290.24%	252.93%	191.66	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period December 15, 2010 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW Emerging Markets Local Currency Income Fund

Class N

	Year Ended October 31,		December 15, 2010 (Commencement of Operations) through October 31, 2011
	2013	2012
Net Asset Value per Share, Beginning of Year	$10.52	$9.89	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.54	0.62	0.51
Net Realized and Unrealized Gain (Loss) on Investments	(0.64)	0.25	(0.08)

Total from Investment Operations	(0.10)	0.87	0.43

Less Distributions:
Distributions from Net Investment Income	(0.05)	(0.18)	(0.54)
Distributions from Return of Capital	(0.24)	(0.06)	—

Total Distributions	(0.29)	(0.24)	(0.54)

Net Asset Value per Share, End of Year	$10.13	$10.52	$9.89

Total Return	(0.91)%	8.92%	4.25	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$113,380	$89,410	$68,560
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.15%	1.25%	1.48	%(3)
After Expense Reimbursement	0.99%	0.99%	0.99	%(3)
Ratio of Net Investment Income to Average Net Assets	5.15%	6.20%	5.68	%(3)
Portfolio Turnover Rate	290.24%	252.93%	191.66	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period December 15, 2010 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW Emerging Markets Multi-Asset Opportunities Fund

Class I

	July 1, 2013 (Commencement of Operations) through October 31, 2013
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.07
Net Realized and Unrealized Gain on Investments	0.61

Total from Investment Operations	0.68

Net Asset Value per Share, End of Period	$10.68

Total Return	6.80	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$40,903
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.72	%(3)
After Expense Reimbursement	1.26	%(3)
Ratio of Net Investment Income to Average Net Assets	2.06	%(3)
Portfolio Turnover Rate	52.53	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW Emerging Markets Multi-Asset Opportunities Fund

Class N

	July 1, 2013 (Commencement of Operations) through October 31, 2013
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.06
Net Realized and Unrealized Gain on Investments	0.56

Total from Investment Operations	0.62

Net Asset Value per Share, End of Period	$10.62

Total Return	6.20	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$31
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	480.73	%(3)
After Expense Reimbursement	1.26	%(3)
Ratio of Net Investment Income to Average Net Assets	1.72	%(3)
Portfolio Turnover Rate	52.53	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW Global Bond Fund

Class I

	Year Ended October 31, 2013	December 1, 2011 (Commencement of Operations) through October 31, 2012
Net Asset Value per Share, Beginning of Year	$10.97	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.35	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.40)	0.99

Total from Investment Operations	(0.05)	1.26

Less Distributions:
Distributions from Net Investment Income	(0.16)	(0.29)
Distributions from Net Realized Gain	(0.31)	—

Total Distributions	(0.47)	(0.29)

Net Asset Value per Share, End of Year	$10.45	$10.97

Total Return	(0.46)%	12.74	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$11,170	$11,253
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.38%	1.42	%(3)
After Expense Reimbursement	1.14%	1.15	%(3)
Ratio of Net Investment Income to Average Net Assets	3.31%	2.80	%(3)
Portfolio Turnover Rate	135.67%	165.46	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period December 1, 2011 (Commencement of Operations) through October 31, 2012 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW Global Bond Fund

Class N

	Year Ended October 31, 2013	December 1, 2011 (Commencement of Operations) through October 31, 2012
Net Asset Value per Share, Beginning of Year	$10.97	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.35	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.40)	0.99

Total from Investment Operations	(0.05)	1.26

Less Distributions:
Distributions from Net Investment Income	(0.16)	(0.29)
Distributions from Net Realized Gain	(0.31)	—

Total Distributions	(0.47)	(0.29)

Net Asset Value per Share, End of Year	$10.45	$10.97

Total Return	(0.46)%	12.74	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$11,746	$11,602
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.62%	1.68	%(3)
After Expense Reimbursement	1.14%	1.15	%(3)
Ratio of Net Investment Income to Average Net Assets	3.30%	2.79	%(3)
Portfolio Turnover Rate	135.67%	165.46	%(2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 1, 2011 (Commencement of Operations) through October 31, 2012 and is not indicative of a full year’s operating results.
(3)	Annualized.

Financial Highlights

TCW International Growth Fund

Class I

November 1, 2012 (Commencement of Operations) through October 31, 2013
Net Asset Value per Share, Beginning of Year	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.05
Net Realized and Unrealized Gain on Investments	1.99

Total from Investment Operations	2.04

Net Asset Value per Share, End of Year	$12.04

Total Return	20.40%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,341
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	7.74%
After Expense Reimbursement	1.04%
Ratio of Net Investment Income to Average Net Assets	0.46%
Portfolio Turnover Rate	309.74%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW International Growth Fund

Class N

November 1, 2012 (Commencement of Operations) through October 31, 2013
Net Asset Value per Share, Beginning of Year	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.02
Net Realized and Unrealized Gain on Investments	1.99

Total from Investment Operations	2.01

Net Asset Value per Share, End of Year	$12.01

Total Return	20.10%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,201
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	7.99%
After Expense Reimbursement	1.34%
Ratio of Net Investment Income to Average Net Assets	0.15%
Portfolio Turnover Rate	309.74%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW International Small Cap Fund

Class I

	Year Ended October 31,		February 28, 2011 (Commencement of Operations) through October 31, 2011
	2013	2012
Net Asset Value per Share, Beginning of Period	$7.83	$7.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)	0.09	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	1.55	0.13	(2.28)

Total from Investment Operations	1.54	0.22	(2.32)

Less Distributions:
Distributions from Net Investment Income	(0.45)	(0.07)	—

Net Asset Value per Share, End of Period	$8.92	$7.83	$7.68

Total Return	20.77%	2.92%	(23.20	)%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$24,266	$18,354	$12,988
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.36%	1.32%	1.60	%(3)
After Expense Reimbursement	N/A	N/A	1.44	%(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.17)%	1.16%	(0.69	)%(3)
Portfolio Turnover Rate	301.86%	139.84%	86.04	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period February 28, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW International Small Cap Fund

Class N

	Year Ended October 31,		February 28, 2011 (Commencement of Operations) through October 31, 2011
	2013	2012
Net Asset Value per Share, Beginning of Period	$7.82	$7.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.02)	0.08	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	1.56	0.12	(2.28)

Total from Investment Operations	1.54	0.20	(2.32)

Less Distributions:
Distributions from Net Investment Income	(0.44)	(0.06)	—

Net Asset Value per Share, End of Period	$8.92	$7.82	$7.68

Total Return	20.77%	2.75%	(23.20	)%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$11,847	$11,715	$11,192
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.67%	1.64%	1.94	%(3)
After Expense Reimbursement	1.44%	1.44%	1.44	%(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.23)%	1.00%	(0.65	)%(3)
Portfolio Turnover Rate	301.86%	139.84%	86.04	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period February 28, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW Conservative Allocation Fund(1)

Class I

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$10.91	$10.51	$10.79	$9.87	$8.60

Income (Loss) from Investment Operations:
Net Investment Income(2)	0.22	0.32	0.21	0.23	0.25
Net Realized and Unrealized Gain on Investments	0.79	0.51	0.17	0.94	1.14

Total from Investment Operations	1.01	0.83	0.38	1.17	1.39

Less Distributions:
Distributions from Net Investment Income	(0.26)	(0.20)	(0.19)	(0.25)	(0.12)
Distributions from Net Realized Gain	—	(0.23)	(0.47)	—	—

Total Distributions	(0.26)	(0.43)	(0.66)	(0.25)	(0.12)

Net Asset Value per Share, End of Year	$11.66	$10.91	$10.51	$10.79	$9.87

Total Return	9.42%	8.35%	3.63%	12.08%	16.38%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$27,121	$14,705	$11,356	$4,746	$4,195
Ratio of Expenses to Average Net Assets:(3)
Before Expense Reimbursement	0.40%	0.67%	1.08%	1.74%	3.28%
After Expense Reimbursement	N/A	N/A	0.85%	0.89%	0.90%
Ratio of Net Investment Income to Average Net Assets	1.96%	2.98%	1.97%	2.27%	2.81%
Portfolio Turnover Rate	57.98%	59.12%	93.92%	42.93%	64.78%

(1)	Formerly TCW Global Conservative Allocation Fund.

(2)	Computed using average shares outstanding throughout the period.

(3)	Does not include expenses of the underlying affiliated funds.

Financial Highlights

TCW Conservative Allocation Fund(1)

Class N

	Year Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value per Share, Beginning of Year	$10.89	$10.51	$10.79	$9.86	$8.60

Income (Loss) from Investment Operations:
Net Investment Income(2)	0.18	0.29	0.21	0.22	0.25
Net Realized and Unrealized Gain on Investments	0.78	0.52	0.17	0.96	1.13

Total from Investment Operations	0.96	0.81	0.38	1.18	1.38

Less Distributions:
Distributions from Net Investment Income	(0.24)	(0.20)	(0.19)	(0.25)	(0.12)
Distributions from Net Realized Gain	—	(0.23)	(0.47)	—	—

Total Distributions	(0.24)	(0.43)	(0.66)	(0.25)	(0.12)

Net Asset Value per Share, End of Year	$11.61	$10.89	$10.51	$10.79	$9.86

Total Return	8.97%	8.09%	3.63%	12.19%	16.26%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,047	$815	$1,149	$209	$106
Ratio of Expenses to Average Net Assets:(3)
Before Expense Reimbursement	2.84%	2.70%	3.76%	15.40%	31.04%
After Expense Reimbursement	0.85%	0.85%	0.85%	0.89%	0.90%
Ratio of Net Investment Income to Average Net Assets	1.58%	2.72%	1.95%	2.19%	2.84%
Portfolio Turnover Rate	57.98%	59.12%	93.92%	42.93%	64.78%

(1)	Formerly TCW Global Conservative Allocation Fund.

(2)	Computed using average shares outstanding throughout the period.

(3)	Does not include expenses of the underlying affiliated funds.

Glossary

American Depository Receipts (ADRs) — Receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and are publicly traded on exchanges or over-the-counter markets in the U.S.

American Depository Shares (ADSs) — Receipts for the shares of a foreign-based corporation held in the vault of a U.S. bank and entitling the shareholder to dividends and capital gains.

Annualize — To convert to an annual basis. The expression of a rate of return over periods other than one year converted to annual terms. For example, a cumulative return of 21% over two years would convert into an annualized return of 10% per annum, even though each annual return may have looked nothing like 10%. For example, if an investment earned -2% in year one and 23.5% in year two, the compound annual return would be 10%.

Average Life — The average length of time on which the principal of a bond in a bond fund must be repaid.

Average Maturity — The average length of time on which the principal of a bond in a bond fund must be repaid.

Basis Point — One basis point is .01% or 1/100 of a percentage point. 100 basis points equal one percent (1%).

Benchmark — Any basis of measurement, such as an index, that is used by an investment manager as a yardstick to assess the performance of a portfolio. For example, the S&P 500® Index is a commonly used benchmark for U.S. large cap equity portfolios.

Credit Default Swap — An agreement which allows the transfer of third party credit risk from one party to the other. One party in the swap is often a lender who faces credit risk from a third party borrower, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset at its full notional value or “par value” (principal plus remaining interest).

Credit Linked Note — A type of structured note that contains an embedded credit default swap, which allows the issuer to transfer specific credit risks to buyers of the security in exchange for the issuer’s promise to make principal and interest payments. This allows the issuer to hedge its own risk with respect to a reference asset such as a default, credit spread or ratings change. In exchange for a right to interest and/or principal payments, the buyer of a credit linked note agrees to assume exposure to the underlying reference asset to the buyer’s investment.

Currency Swap — A specific form of counterparty agreement that involves the exchange of principal and interest in one currency for the same in another currency.

Distribution (12b-1) Fees — Fees assessed to shareholders for shareholder servicing, marketing and distribution expenses for a fund.

Dividends — A distribution of corporate earnings to shareholders.

Duration — A weighted-average term-to-maturity of a bond’s cash flows, the weights being the present value of each cash flow as a percentage of the bond’s full price. Duration is often used to measure the potential volatility of a bond’s price; bonds with longer durations are more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations. Bonds with uncertain payment schedules, such as mortgage-backed securities, which can be prepaid, have durations which may vary or lengthen in certain interest rate environments making their market values more volatile than when acquired.

Emerging Market Country — A country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) as well as The Bahamas, Bahrain, Barbados, Bermuda, Brunei, Croatia, Czech Republic, Estonia, Greece, Hong Kong, Hungary, Iceland, Ireland, Israel, Republic of Korea, Kuwait, Latvia, Macau, Poland, Portugal, Qatar, Saudi Arabia, Singapore, Slovak Republic, Slovenia, Spain, Taiwan, Trinidad & Tobago and the United Arab Emirates.

Emerging Market Company — A company that (i) is organized under the laws of an Emerging Market Country or has a principal office in an Emerging Market Country; or (ii) derives 50% or more of its gross revenues or profits from goods produced or sold, investments made, or services performed in Emerging Market Countries or has at least 50% of its assets located in Emerging Market Countries; or (iii) its equity securities are traded principally on a stock exchange or over-the-counter in an Emerging Market Country.

Exchange-Traded Funds (ETFs) — ETFs are typically open-end investment companies whose shares are listed for trading on a national securities exchange or the NASDAQ National Market System.

Exchange-Traded Notes (ETNs) — ETNs are senior, unsecured, unsubordinated deft securities issued by a bank or other financial institution. ETNs have a maturity date and are backed only by the credit of the issuer. The returns of ETNs are linked to the performance of a market benchmark or strategy less investor fees. The issuer of an ETN typically makes interest payments and a principal payment at maturity that is linked to the price movement of a market benchmark or strategy.

Expense Ratio — Expressed as a percentage provides an investor the total cost for fund operating expenses and management fees.

Forward Contract — A specific form of counterparty agreement under which a commodity or financial instrument is bought or sold at a certain price agreed on today (date of contract), but is to be delivered on a stated future (forward) date in settlement of the agreement. If the value of the underlying commodity or financial instrument changes, the value of the forward contract becomes positive or negative depending on the position held.

Futures — A standardized, transferable, exchange-traded contract that requires delivery of a security, commodity, bond, currency or stock index, at a specified price, on a specified future date. Futures represent a pledge to make a certain transaction at a future date and are usually cash settled before the close out date by a party to the contract.

Global Depository Receipts (GDRs) — Receipts for shares in a foreign based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Asia, Europe, the United Stated and Latin America to offer shares in many markets around the world.

Growth Companies — Companies that have exhibited faster-than-average gains in earnings over the last few years and are expected to continue to show a high level of profit growth.

Growth companies are generally riskier investments than average companies, however, since they usually have higher price-to-earnings ratios and make little or no dividend payments to shareholders.

Interest — Cost of using money, expressed as a rate per period of time, usually one year, in which case it is called an annual rate of interest.

Interest Rate Swap — A specific form of counterparty agreement where one stream of future interest payments is exchanged for another based on a specified principal or notional amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to an interest rate (most often LIBOR). Interest rate swaps are used to limit or manage exposure to interest rate fluctuations.

Intrinsic Value — A company’s long-term value. The valuation is determined by applying data inputs to a valuation theory or model.

Junk Bonds — Junk bonds or high yield bonds are bonds that have a credit rating of BB or lower by ratings agencies such as Moody’s Investor Service, Inc. or Standard & Poor’s Corporation. These bonds typically pay a higher yield to compensate for the greater credit risk.

Large Capitalization Companies — Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.

LIBOR — London Inter-Bank Offer Rate. The interest rate that the banks charge each other for loans (usually in Eurodollars).

Maturity — The date at which a debt instrument is due and payable.

Money Market Instruments — Such instruments high quality, short term debt instruments. A money market instrument typically matures in 397 days or less.

Options — An owner of a call (put) option has the right (but not the obligation) to purchase (sell) the underlying security at a specified price, and this right lasts until a specified date. The writer of a call (put) option has the obligation to sell (purchase) the underlying security at a specified price, until a specified date.

Price to Earnings (P/E) Ratio — A stock’s market price divided by its current or estimated future earnings per share. A fundamental measure of the attractiveness of a particular security versus all other securities as determined by the investing public. The higher the P/E, the more investors are paying, and therefore the more earnings growth they are expecting. The lower the ratio relative to the average of the stock market, the lower the (market’s) profit growth expectations.

Price to Book (P/B) Ratio — The weighted average of the price/book ratios of all the stocks in a fund’s portfolio. Generally, a high P/B ratio indicates the price of the stock exceeds the actual worth of the company’s assets, while a low P/B ratio indicates the stock is relatively cheap.

Principal — Face amount of a debt instrument on which interest is either owed or earned.

Real Estate Investment Trust (REIT) — A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate loans or interests. REITs are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code.

Record Date — Date on which a shareholder must officially own shares in order to be entitled to a dividend.

Small Capitalization Companies — Small capitalization companies are less well established companies but in many cases are faster-growing than mid-cap companies or large cap companies. Because they are less established, small cap companies’ stocks are usually more volatile than mid-cap or large cap company stocks.

Standard Deviation — A statistical measurement of distribution around an average, which depicts how widely returns varied over a certain period of time. Investors use the standard deviation of historical performance to try to predict the most likely range of returns. When a fund has a high standard deviation, the predicted range of performance is wide, implying greater volatility.

Tiered Index Bond — Typically a mortgage-backed security that maintains a fixed coupon provided that a reference rate (usually LIBOR) remains below a stated “strike” level and that in the event the reference rate rises above the “strike” level the security behaves like an inverse floater security.

Total Return — Return on an investment including both appreciation (depreciation) and interest or dividends.

Total Return Swap — A specific form of counterparty agreement in which one party makes payments based on a set rate, either fixed or variable, and the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans or bonds. This asset is owned by the party receiving the set rate payment. Total return swaps allow the party receiving the total return to gain exposure and benefit from a referenced asset without actually having to own it.

Turnaround Situation — When a company has a sound balance sheet but has securities that are selling a significant market discount to the investment advisor’s estimate of the company’s 24 month sustainable earnings.

Turnover — Statistical ratio measuring the amount of transactions within a portfolio over a given time period.

Undervalued Assets — When a company’s securities are selling below probable liquidation values, net working capital or tangible book value.

Undervalued Growth Potential — When a company has a strong potential growth rate and a strong balance sheet but has securities selling at less than a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies.

Value Companies — Value companies are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

Weighted Average Duration — The average duration of securities in an investment portfolio weighted by market value.

Weighted Average Market Cap — The weighted average is computed by weighing each company’s market capitalization by the market value of the securities in the fund’s portfolio. Market capitalization is found by multiplying the number of outstanding shares of stock for a company by the current market price of those shares.

Weighted Average Maturity — The weighted average is computed by weighing each security’s maturity date by the market value of the security in the fund.

Weighted Average Reset Frequency — The average time to the next coupon reset date of floating rate securities in an investment portfolio weighted by market value.

Yield Curve — A visual representation of the term structure of interest rates by plotting the yields of all bonds of the same quality within maturities ranging from the shortest to the longest available. It shows the relationship between bond yields and maturity lengths. A normal or positive yield curve signifies higher interest rates for long-term investment, while a negative or downward curve indicates higher short-term rates.

Yield Spreads — A difference in yield between various issues of securities.

Yield to Maturity — The yield provided by a bond that is held to its maturity date, taking into account both interest payments and capital gains or losses.

TCW Funds, Inc.

865 South Figueroa Street Los Angeles, California 90017

800 FUND TCW (800 386 3829)

www.TCW.com

More information on each Fund is available free upon request by calling 800 FUND TCW (386 3829), or on the Internet at www.TCW.com, including the following:

Annual/Semi-Annual Report

Additional information about each Fund’s investments is in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

Shareholder Account Information

For additional information, such as transaction and account inquiries: Call 800 248 4486, or send your request to: TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC

P.O Box 701

Milwaukee, WI 53201-0701

You can obtain copies of reports and other information about the Funds on the EDGAR Database on the SEC’s website at www.sec.gov, by visiting the SEC’s Public Reference Room in Washington, D.C., by sending your written request to the SEC’s Public Reference Section, or by electronic request to publicinfo@sec.gov. A fee will be charged for making copies. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202 551 8090.

SEC File Number 811-7170

FUNDp0214

TCW FUNDS, INC.

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

(800) FUND TCW

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2014

U.S. Equity Funds	U.S. Fixed Income Funds	International Funds

TCW Concentrated Value Fund Class I Ticker TGFFX Class N Ticker TGFVX	TCW Core Fixed Income Fund Class I Ticker TGCFX Class N Ticker TGFNX	TCW Emerging Markets Income Fund Class I Ticker TGEIX Class N Ticker TGINX

TCW Growth Fund Class I Ticker TGGIX Class N Ticker TGGYX	TCW Enhanced Commodity Strategy Fund Class I Ticker: TGGWX Class N Ticker: TGABX	TCW Emerging Markets Local Currency Income Fund Class I Ticker TGWIX Class N Ticker TGWNX
TCW Growth Equities Fund Class I Ticker TGGEX Class N Ticker TGDNX	TCW High Yield Bond Fund Class I Ticker TGHYX Class N Ticker TGHNX	TCW Emerging Markets Multi-Asset Opportunities Fund Class I Ticker TGMAX Class N Ticker TGMEX

TCW Relative Value Dividend Appreciation Fund (formerly known as the TCW Dividend Focused Fund) Class I Ticker TGDFX Class N Ticker TGIGX	TCW Short Term Bond Fund Class I Ticker TGSMX	TCW Global Bond Fund Class I Ticker: TGGBX Class N Ticker: TGGFX

TCW Relative Value Large Cap Fund Class I Ticker TGDIX Class N Ticker TGDVX	TCW Total Return Bond Fund Class I Ticker TGLMX Class N Ticker TGMNX	TCW International Growth Fund Class I Ticker: TGIBX Class N Ticker: TGIDX

TCW Select Equities Fund

Class I Ticker TGCEX

Class N Ticker TGCNX

TCW Small Cap Growth Fund

Class I Ticker TGSCX

Class N Ticker TGSNX

TCW SMID Cap Growth Fund

Class I Ticker TGSDX

Class N Ticker TGMDX

TCW Value Opportunities Fund

Class I Ticker TGVOX

Class N Ticker TGVNX

	Asset Allocation Fund TCW Conservative Allocation Fund Class I Ticker TGPCX Class N Ticker TGPNX	TCW International Small Cap Fund Class I Ticker TGICX Class N Ticker TGNIX

This Statement of Additional Information is not a prospectus but contains information in addition to, and more detailed than that set forth in the Prospectus dated the same date, which describes each of the separate investment series (each, a “Fund” and collectively, the “Funds”) of TCW Funds, Inc. This Statement of Additional Information should be read in conjunction with the Prospectus. A Prospectus may be obtained without charge by writing TCW Funds, Inc., Attention: Investor Relations Department, 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017 or by calling the Investor Relations Department at (800) FUND TCW. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

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GENERAL INFORMATION

TCW Funds, Inc. (the “Corporation”) was incorporated as a Maryland corporation on September 15, 1992 and is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end, management investment company. The Corporation has acknowledged that the name “TCW” is owned by The TCW Group, Inc. (“TCW”), the parent of TCW Investment Management Company (the “Advisor”). The Corporation has agreed to change its name and the name of the Funds at the request of TCW if any advisory agreement into which TCW or any of its affiliates and the Corporation may enter is terminated.

The Funds offer two classes of shares: Class I shares and Class N shares, except for the TCW Short Term Bond Fund, which only offers Class I shares. The TCW Conservative Allocation Fund is a lifestyle allocation fund of funds, which seeks to achieve its investment objective by investing primarily in the Class I shares of the other Funds of the Corporation (the “TCW Funds”) and certain of the Metropolitan West Funds (together, the “Underlying Funds”).

The TCW Concentrated Value, TCW Growth, TCW Growth Equities, TCW Relative Value Dividend Appreciation, TCW Relative Value Large Cap, TCW Select Equities, TCW Small Cap Growth, TCW SMID Cap Growth, TCW Value Opportunities, TCW Core Fixed Income, TCW Emerging Markets Income, TCW International Small Cap, TCW High Yield Bond, TCW Short Term Bond and TCW Total Return Bond Funds are each classified as a diversified fund under the Investment Company Act of 1940, as amended (“1940 Act”). The other TCW Funds are classified as non-diversified funds under the 1940 Act.

For information concerning the Fidelity Prime Money Market Portfolio, which is an unaffiliated separately managed money market mutual fund, please refer to the prospectus for the Fidelity Prime Money Market Portfolio. A copy of the prospectus for the Fidelity Prime Money Market Portfolio is available by calling (800)  386-3829.

INVESTMENT PRACTICES

In attempting to achieve its investment objective, a Fund may utilize, among others, one or more of the strategies or securities set forth below. The Funds may also invest in other instruments (including derivative investments) or use other investment strategies that are developed or become available in the future and that are consistent with their objectives and restrictions. The investment strategies described below may be pursued directly by the Underlying Funds. As a general matter, the TCW Conservative Allocation Fund does not invest directly in securities. However, the TCW Conservative Allocation Fund is subject to the strategies and risks described below indirectly through its investments in the Underlying Funds.

In addition, the TCW Enhanced Commodity Strategy Fund may pursue its investment objective by investing in the TCW Cayman Enhanced Commodity Fund, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor, and has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary may invest in commodity-linked swap agreements and other commodity-linked derivative instruments to an extent greater than the Fund may make such investments. The Fund and the Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.

Strategies and Investments Available to All Funds

Money Market Instruments. All Funds may invest in money market instruments and will generally do so for temporary and defensive purposes only. These instruments include, but are not limited to:

U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds.

Bank Obligations. Obligations including certificates of deposit, bankers’ acceptances, commercial paper (see below) and other debt obligations of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except as permitted below.

Eurodollar Certificates of Deposit. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more (investments in Eurodollar certificates may be affected by changes in currency rates or exchange control regulations, or changes in governmental administration or economic or monetary policy in the United States and abroad).

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Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more (investments in savings institutions above $250,000 in principal amount are not protected by federal deposit insurance).

Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the Federal Deposit Insurance Corporation), limited to $250,000 principal amount per certificate and to 15% or less of a Fund’s net assets in all such obligations and in all illiquid assets, in the aggregate.

Commercial Paper. Commercial paper rated within the two highest ratings categories by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) or, if not rated, that is determined by the Funds’ Advisor to be of comparable quality.

Money Market Mutual Funds. Shares of United States money market investment companies.

Repurchase Agreements. Repurchase agreements, which may be viewed as a type of secured lending by a Fund, typically involve the acquisition by a Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The repurchase agreements will provide that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security (“collateral”) at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be maintained in a segregated account and, with respect to United States repurchase agreements, will be marked to market daily to ensure that the full value of the collateral, as specified in the repurchase agreement, does not decrease below the repurchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. A Fund will accrue interest from the institution until the date the repurchase occurs. Although this date is deemed by each Fund to be the maturity date of a repurchase agreement, the maturities of the collateral securities are not subject to any limits and may exceed one year. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of the restriction on each Fund’s investment in illiquid and restricted securities.

Investments in Other Investment Company Securities. Under the 1940 Act, a Fund (other than the TCW Conservative Allocation Fund) may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. Such investments may include open-end investment companies, closed-end investment companies and unit investment trusts (“UITs”). In some instances, a Fund may invest in an investment company in excess of these limits. This may occur, for instance, in “cash sweep” arrangements in which a Fund invests all or a portion of its available cash in a money market fund. Any expenses incurred by investing in other investment companies, including advisory fees and operating costs charged by those vehicles, are in addition to the expenses a Fund pays in connection with its own operations. In addition, a Fund would pay brokerage costs associated with its purchases of shares of these vehicles. These limitations do not apply to investments in investment companies that are not registered with the SEC, such as private funds and offshore funds.

The 1940 Act permits the TCW Conservative Allocation Fund to invest beyond the limitations discussed above so long as the investments are in funds that are part of the “same group of investment companies” as the TCW Conservative Allocation Fund (other TCW Funds and Metropolitan West Funds). The TCW Conservative Allocation Fund may, generally, also purchase shares of funds that are not part of the same group of investment companies as the TCW Conservative Allocation Fund (subject to the limits discussed above for unaffiliated funds) as well as stocks, bonds and other securities not issued by a Fund. The TCW Conservative Allocation Fund may also invest in money market funds. Alternatively, the TCW Conservative Allocation Fund may limit its investments to not more than 3% of any unaffiliated fund and will not be subject to the 5% and 10% limit if it and all of its affiliated persons choose to adhere to such 3% limit.

In addition, certain ETFs have obtained exemptive orders from the SEC that allows the Funds to invest in those ETFs beyond the limits described above. As the shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees.

Despite the possibility of greater fees and expenses, investments in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when a portfolio manager desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

Among the types of investment companies in which a Fund may invest are Portfolio Depository Receipts (“PDRs”) and Index Fund Shares (PDRs and Index Fund Shares are collectively referred to as “exchange traded funds”(“ETFs”). ETFs are investment companies that invest in a portfolio of securities designed to track a particular market segment or index and whose shares are bought

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and sold on a securities exchange. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges. In addition, certain ETFs have obtained exemptive orders from the SEC that allows the Funds to invest in those ETFs beyond the limits described above.

PDRs represent interests in a UIT holding a fund of securities that may be obtained from the UIT or purchased in the secondary market. Each PDR is intended to track the underlying securities, trade like a share of common stock, and pay to PDR holders periodic dividends proportionate to those paid with respect to the underlying securities, less certain expenses. Index Fund Shares are shares issued by an open-end management investment company that seeks to provide investment results that correspond generally to the price and yield performance of a specified foreign or domestic equity index (“Index Fund”). ETFs include, among others, Standard & Poor’s Depository Receipts (“SPDRs”), Optimized Funds as Listed Securities (“OPALS”), Dow Jones Industrial Average Instruments (Diamonds), NASDAQ 100 tracking shares (QQQ) and I-Shares.

SPDRs. SPDRs track the performance of a basket of stocks intended to track the price performance and dividend yields of the S&P 500 until a specified maturity date. SPDRs are listed on the NYSE MKT. Holders of SPDRs are entitled to receive quarterly distributions corresponding to dividends received on shares contained in the underlying basket of stocks net of expenses. On the maturity date of the SPDRs’ UIT, the holders will receive the value of the underlying basket of stocks.

OPALS. OPALS track the performance of adjustable baskets of stocks until a specified maturity date. Holders of OPALS are entitled to receive semi-annual distributions corresponding to dividends received on shares contained in the underlying basket of stocks, net of expenses. On the maturity date of the OPALS’ UIT, the holders will receive the physical securities comprising the underlying baskets.

I-Shares™. I-Shares track the performance of specified equity market indexes, including the S&P 500. I-Shares are listed on the NYSE MKT and the Chicago Board Option Exchange. Holders of I-Shares are entitled to receive distributions not less frequently than annually corresponding to dividends and other distributions received on shares contained in the underlying basket of stocks net of expenses. I-Shares are Index Fund Shares. Individual investments in PDRs generally are not redeemable, except upon termination of the UIT. Similarly, individual investments in Index Fund Shares generally are not redeemable. However, large quantities of PDRs known as “Creation Units” are redeemable from the sponsor of the UIT.

Similarly, block sizes of Index Fund Shares, also known as “Creation Units,” are redeemable from the issuing Index Fund. The liquidity of small holdings of ETFs, therefore, will depend upon the existence of a secondary market.

The price of ETFs is derived from and based upon the securities held by the UIT or Index Fund, and a Fund investing in ETFs will indirectly bear the risk of those investments.

Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for an ETF is based on a basket of stocks. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on investments in ETFs. ETFs represent an unsecured obligation and therefore carry with them the risk that the counterparty will default and the Fund may not be able to recover the current value of its investment.

Strategies and Investments Available to all Funds (except the TCW Conservative Allocation Fund)

Lending of Portfolio Securities. Each of the Funds may, consistent with applicable regulatory requirements, lend its portfolio securities to brokers, dealers and other financial institutions, provided such loans are callable at any time by the Funds (subject to the notice provisions described below), and are at all times secured by cash, bank letters of credit, other money market instruments rated A-1, P-1 or the equivalent, or securities of the United States Government (or its agencies or instrumentalities), which are maintained in a segregated account and that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Funds continue to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Fund will not lend more than 25% of the value of its total assets. A loan may be terminated by the borrower on one business day’s notice, or by a Fund on two business days’ notice. If the borrower fails to deliver the loaned securities within two days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially. However, loans of portfolio securities will only be made to firms deemed by the Advisor to be creditworthy. Upon termination of the loan, the borrower is required to return the securities to the Funds. Any gain or loss in the marketplace during the loan period would inure to the Fund. A Fund will pay reasonable finder’s, administrative and custodian fees in connection with a loan of securities. Also voting rights with respect to the loaned securities may pass with the lending of the securities.

Borrowing. Except as described below, a Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s net assets. A Fund also may borrow money for temporary administrative purposes in an amount not to exceed 5% of the Fund’s total assets.

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Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowing not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

When-Issued and Delayed Delivery Securities and Forward Commitments. From time to time, in the ordinary course of business, a Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. (These types of transactions are negotiated directly with a counterparty, rather than through an exchange). When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased or sold are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. While a Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At such time, the Fund will also establish a segregated account in which it will continuously maintain cash or U.S. Government securities or other liquid securities equal in value to recognized commitments for such securities. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value.

When, As and If Issued Securities. A Fund may purchase securities on a “when, as and if issued” basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Advisor determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the Fund will also establish a segregated account with its custodian bank in which it will continuously maintain cash or U.S. Government securities or other liquid securities equal in value to recognized commitments for such securities. Settlement of the trade will ordinarily occur within three Business Days of the occurrence of the subsequent event. Once a segregated account has been established, if the anticipated event does not occur and the securities are not issued, the Fund will have lost an investment opportunity. Each Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a “when, as and if issued” basis may increase the volatility of its net asset value. Each Fund may also sell securities on a “when, as and if issued” basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of the sale.

Options. Each of the Funds may purchase and write (sell) call and put options, including options listed on U.S. or foreign securities exchanges or written in over-the-counter transactions (“OTC Options”). A Fund may purchase and sell American or European style options. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

Exchange-listed options are issued by the Options Clearing Corporation (“OCC”) (in the U.S.) or other clearing corporation or exchange which assures that all transactions in such options are properly executed. OTC Options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with a Fund. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between a Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. Each Fund will engage in OTC Option transactions only with brokers or financial institutions deemed creditworthy by the Advisor.

As investment companies registered with the SEC, the Funds must “set aside” (often referred to as “asset segregation”) liquid assets equal in value to market value of the underlying securities (less margin on deposit) or strike price to “cover” any written call or put options it enters into. Alternatively, a Fund may cover a written call option by holding the underlying security or purchasing an offsetting call option (see “Covered Call Writing” below). Similarly, a Fund may cover a written put option by selling the underlying security short at the strike price or purchasing an offsetting put option (see “Covered Put Writing” below).

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Covered Call Writing. Each of the Funds is permitted to write covered call options on securities, the U.S. dollar and foreign currencies. Generally, a call option is “covered” if a Fund owns, or has the right to acquire, without additional cash consideration (or for additional cash consideration held for the Fund by its custodian in a segregated account) the underlying security (currency) subject to the option, or otherwise segregates sufficient cash or other liquid assets to cover the outstanding position. A call option is also covered if a Fund holds a call on the same security as the underlying security (currency) of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the marked to market difference is maintained by a Fund in cash or other liquid assets which a Fund has segregated for this purpose.

The writer of an option receives from the purchaser, in return for a call it has written, a “premium”; i.e., the price of the option. Receipt of these premiums may better enable a Fund to earn a higher level of current income than it would earn from holding the underlying securities (currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Fund if the securities (currencies) underlying the option are ultimately sold (exchanged) by the Fund at a loss. Furthermore, a premium received on a call written on a foreign currency will ameliorate any potential loss of value on the portfolio security due to a decline in the value of the currency.

However, during the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the exchange rate of the currency in which it is denominated) increase, but has retained the risk of loss should the price of the underlying security (or the exchange rate of the currency in which it is denominated) decline. The premium received will fluctuate with varying economic market conditions. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, a Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.

As regards listed options and certain OTC Options, during the option period, a Fund may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC Options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option, to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable a Fund to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

If a call option expires unexercised, a Fund realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security (currency) during the option period. If a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security (currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received on the option less the commission paid.

Covered Put Writing. Each of the Funds is permitted to write covered put options. As a writer of a covered put option, a Fund incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option’s exercise price at any time during the option period, at the purchaser’s election (certain listed and OTC put options written by a Fund will be exercisable by the purchaser only on a specific date). A put is “covered” if, at all times, the Fund maintains, in a segregated account, cash or other liquid assets in an amount equal to at least the exercise price of the option, at all times during the option period. Similarly, a short put position could be covered by the Fund by its purchase of a put option on the same security (currency) as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the marked to market difference is maintained by the Fund in cash or other liquid assets which the Fund holds in a segregated account. In writing puts, a Fund assumes the risk of loss should the market value of the underlying security (currency) decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period, the Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security (currency). The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

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Purchasing Call and Put Options. Each of the Funds may purchase a call option in order to close out a covered call position (see “Covered Call Writing” above), to protect against an increase in price of a security it anticipates purchasing or, in the case of a call option on foreign currency, to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC Option. In either case, the call purchased is likely to be on the same securities (currencies) and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by the Fund.

The Funds may purchase put options on securities or currencies which it holds in its portfolio to protect itself against a decline in the value of the security and to close out written put option positions. If the value of the underlying security or currency were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Fund would incur no additional loss. In addition, a Fund may sell a put option which it has previously purchased prior to the sale of the securities (currencies) underlying such option. Such a sale would result in a net gain or loss depending whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold. Such gain or loss could be offset in whole or in part by a change in the market value of the underlying security (currency). If a put option purchased by a Fund expired without being sold or exercised, the premium would be lost.

Limitations on the Use of Futures, Options and Swaps. The Advisor currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and, therefore, is not subject to registration or regulation as CPO under the CEA in respect of TCW Core Fixed Income Fund, TCW Emerging Markets Income Fund, TCW Emerging Markets Local Currency Income Fund, TCW Emerging Markets Multi-Asset Opportunities Fund, TCW Global Bond Fund, TCW High Yield Bond Fund, TCW International Growth Fund, TCW International Small Cap Fund, TCW Short Term Bond Fund and TCW Total Return Bond Fund. [As of the date of this SAI, the Adviser does not expect to register as a CPO of the Funds listed above. However, there is no certainty that the Funds or the Adviser will be able to rely on an exclusion in the future as the Funds’ investments change over time.] These Funds may enter into futures, options, forwards, and swaps that do not constitute bona fide hedging if, immediately thereafter, (i) the amount of initial margin and premiums for all such contracts does not exceed 5% of the Fund’s liquidation value, or (ii) that the aggregate net notional value or obligation of all such contracts does not exceed the Fund’s liquidation value, in each case after taking into account unrealized profits and losses on such futures contracts, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded.

The Adviser is registered with the Commodity Futures Trading Commission as a CPO with respect to TCW Enhanced Commodity Strategy Fund and the Subsidiary, and is a member of the National Futures Association (“NFA”) in such capacity. However, the Adviser currently operates pursuant to regulations under the CEA that exempt the Adviser from many of the requirements otherwise applicable to CPOs.

Futures Contracts. Each of the Funds may purchase and sell interest rate, currency, and index futures contracts (“futures contracts”), on securities eligible for purchase by the Fund. Subject to certain limitations, a Fund may enter into futures contracts or options on such contracts to attempt to protect against possible changes in the market value of securities held in or to be purchased by the Fund resulting from interest rate or market fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage its effective maturity or duration, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

In connection with the purchase or sale of futures contracts, a Fund will be required to either (i) segregate sufficient cash or other liquid assets to cover the outstanding position or (ii) cover the futures contract by either owning the instruments underlying the futures contracts or by holding a portfolio of securities with characteristics substantially similar to the underlying index or stock index comprising the futures contracts or by holding a separate offsetting option permitting it to purchase or sell the same futures contract. With respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by segregating or “earmarking” liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” a Fund is permitted to segregate or “earmark” liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled forwards or futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full notional value of such contracts.

A Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If the Advisor anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, the Fund may sell futures contracts. If declining interest.

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rates are anticipated, the Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by the Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts. A Fund may purchase or sell futures on various currencies in which its portfolio securities are denominated for the purpose of hedging against anticipated changes in currency exchange rates. A Fund will enter into currency futures contracts to “lock in” the value of a security purchased or sold in a given currency vis-a-vis a different currency or to hedge against an adverse currency exchange rate movement of a portfolio security’s denominated currency vis-a-vis a different currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as foreign currency forward contracts. The Advisor will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker’s client but is, rather, a good faith deposit on the futures contract which will be returned to a Fund upon the proper termination of the futures contract. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

All futures contracts are marked to market and settled daily. A Fund may be required to deposit cash or U.S. Government securities, called “variation margin,” with the Fund’s futures commission merchant (“FCM”) to satisfy its losses due to price fluctuations in the futures contract. Conversely, a Fund may request that its FCM deliver any gains due to price fluctuations in the futures account to the Fund’s custodian.

At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund’s position in the futures contract. A final determination of any variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.

Although many futures contracts call for actual commitment or acceptance of securities, the contracts usually are closed out before the settlement date without making or taking delivery. A short futures position is usually closed out by purchasing futures contracts for the same aggregate amount of the underlying instruments and with the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and realize a gain. If the offsetting purchase price exceeds the sales price, the seller would pay the difference and would realize a loss. Similarly, a long futures position in usually closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sales price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Fund will be able to enter into a closing transactions.

A Fund’s investments in foreign futures will depend on the laws and regulations of the appropriate foreign jurisdiction. Neither the CFTC, NFA, SEC, nor any domestic exchange regulates the trading activities in any foreign exchange or boards of trade or has the power to compel enforcement of the rules of those organizations or any applicable foreign law. As such, foreign futures transactions may not provide a Fund with the same amount of protection as available under U.S. securities and commodities laws.

Options on Futures Contracts. Each of the Funds may also purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option.

The Funds will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. Any premiums received in the writing of options on futures contracts may, of course, provide a further hedge against losses resulting from price declines in portions of a Fund’s portfolio.

Options on Foreign Currencies. Each of the Funds may purchase and write options on foreign currencies for purposes similar to those involved with investing in foreign currency forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, a Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Fund would be enabled to sell the foreign currency for a fixed amount of U.S. dollars, thereby “locking in” the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, a Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. Each of these Funds may also purchase call and put options to close out written option positions.

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Each of these Funds may also write call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to a Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. A Fund may also write options to close out long call option positions. A put option on a foreign currency would be written by the Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which a Fund anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to a Fund resulting from an increase in the U.S. dollar value of the foreign security. However, a Fund could not benefit from any decline in the cost of the foreign security which is greater than the price of the premium received. A Fund may also write options to close out long put and call option positions.

The markets for certain foreign currency options are relatively new and a Fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Advisor, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a “hedged” investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

Forward Currency Transactions. Each of the Funds may enter into forward currency transactions. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at an agreed future date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders. A Fund may enter into foreign currency forward contracts in order to protect against the risk that the U.S. dollar value of the Fund’s dividends, interest and net realized capital gains in local currency will decline to the extent of any devaluation of the currency during the intervals between (a) (i) the time the Fund becomes entitled to receive or receives dividends, interest and realized gains or (ii) the time an investor gives notice of a requested redemption of a certain amount and (b) the time such amount(s) are converted into U.S. dollars for remittance out of the particular country or countries.

At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

The cost to a Fund of engaging in forward currency transactions may vary with factors such as the length of the contract period and the market conditions then prevailing. Because forward currency transactions are usually conducted on a principal basis, no fees or commissions are involved, although the price charged in the transaction includes a dealer’s markup. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a devaluation of the foreign currency in relation to the U.S. dollar, they also limit any potential gain if that foreign currency appreciates with respect to the U.S. dollar.

A Fund will “cover” its forward positions in a manner substantially similar to that described above with respect to asset coverage for futures contracts.

Convertible Securities. Each of the Funds may acquire convertible securities. Convertible securities include bonds, debentures, notes, preferred stock or other securities that may be converted into or exchanged for common stock or other equity securities of the same or a different issuer. Convertible securities provide a conversion right for a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than

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those of common stocks of the same or similar issuers. Therefore, they generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the proximity of its price to its value as a nonconvertible fixed income security.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege), and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Restricted Securities. Each of the Funds may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act or they are otherwise restricted as to sale. Restricted securities may include privately placed securities and securities offered pursuant to Rule 144A under the Securities Act.

Restricted securities are subject to legal and/or contractual restrictions on resale. In some cases, certain restricted securities can be sold without SEC registration to qualified institutional buyers and, under the Funds’ procedures; such restricted securities could be treated as liquid. However, other restricted securities, such as those that are the subject of a private placement, may be illiquid for an extended period of time and will be reported as such.

Sovereign Debt Obligations and Emerging Market Countries. Each of the Funds may invest in sovereign debt and emerging market countries. Political conditions, in terms of a country or agency’s willingness to meet the terms of its debt obligations, are considerable significance. Investors should be aware that the sovereign debt instruments in which these Funds may invest involve great risk and are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody’s and S&P.

Sovereign debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. A foreign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the foreign debtor’s policy towards the International Monetary Fund and the political constraints to which a sovereign debtor may be subject. Sovereign debtors may default on their sovereign debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

In recent years, some of the emerging market countries in which the Funds expect to invest have encountered difficulties in servicing their sovereign debt. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations; in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of sovereign debt may be requested to participate in similar rescheduling of such debt.

The ability or willingness of the governments of emerging market countries to make timely payments on their sovereign debt is likely to be influenced strongly by a country’s balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country’s trading partners could also adversely affect its exports. Such events could extinguish a country’s trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

The occurrence of political, social and diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Funds’ investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country’s domestic economy or balance of trade may affect the willingness of countries to services their sovereign debt. There can be no assurance that adverse political changes will not cause the Funds to suffer a loss of interest or principal on any of its holdings.

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As a result of all of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to issuers of private debt obligations. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

Periods of economic uncertainty may result in the volatility of market prices of sovereign debt and in turn, the Funds’ net asset value, to a greater extent than the volatility inherent in domestic securities. The value of sovereign debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market.

Warrants. A warrant confers upon its holder the right to purchase an amount of securities at a particular time and price. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities which it entitles a holder to purchase, and because it does not represent any rights in the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Short Sales Against the Box. Each of the Funds may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is “against the box” to the extent that a Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. A short sale of an American Depository Receipt (“ADR”) is “against the box” if the Fund owns the underlying security represented by the ADR and reasonably believes it will be able to convert the security into the ADR prior to delivery.

To secure its obligation to deliver the securities sold short, a Fund will deposit in a separate escrow account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

A Fund may make a short sale in order to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. However, to the extent that in a generally rising market the Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales. This is because a Fund loses the opportunity to profit on such rising prices when it engages in short sales. A Fund may also make a short sale when it does not want to sell the security it owns, because, among other reasons, it wishes to defer recognition of gain or loss for Federal income tax purposes. In such case, any future losses in the Fund’s long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment value or conversion premiums. Certain short sales may result in a “constructive sale” for federal income tax purposes and, thus, would prevent a Fund from deferring recognition of gain for such purposes. A constructive sale may not occur if a Fund closes out the transaction with securities other than the appreciated securities held at the time of the short sale as long as other conditions are met. Additionally, a Fund may use short sales when it is determined that a convertible security can be bought at a small conversion premium and has a yield advantage relative to the underlying common stock sold short. The potential risk in this strategy is the possible loss of any premium over conversion value in the convertible security at the time of purchase. The purpose of this strategy is to produce income from the yield advantage and to provide the potential for a gain should the conversion premium increase.

Illiquid Securities. The Funds may each invest up to 15% of their net assets in illiquid securities. The Funds may invest in (i) securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, and (ii) securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act. Securities deemed liquid may be deemed illiquid for a time if private placement purchasers or qualified institutional buyers become uninterested or unwilling to purchase these securities.

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While maintaining oversight, the Board of Directors has delegated to the Advisor the day-to-day functions of determining whether or not individual securities are liquid for purposes of the limitations on investments in illiquid assets. Rule 144A securities and Section 4(a)(2) commercial paper will be considered illiquid and therefore subject to the Funds’ limit on the purchase of illiquid securities unless the Board of Directors or the Advisor determines that the Rule 144A securities or Section 4(a)(2) commercial paper are liquid. In determining the liquidity of a security, the Advisor will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, the mechanics of transfer and whether a security is listed on an electronic for trading the security).

Preferred Stock. The Funds may invest in preferred stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Strategies and Investments Available to the International Funds and U.S. Fixed Income Funds (as shown on the cover of this SAI)

Swap Agreements. The International Funds and U.S. Fixed Income Funds may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it also may invest in currency exchange rate swap agreements. A Fund also may enter into options on swap agreements (“swap options”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are derivative instruments entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Consistent with the Enhanced Commodity Strategy Fund’s investment objectives and general investment policies, that Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

A Fund also may enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swap options.

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Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Most other types of swap agreements entered into by a Fund will calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of a Fund’s portfolio. However, with respect to swaps that are not required to cash settle, the Fund must segregate or “earmark” liquid assets equal to the full notional value of the swaps while the positions are open. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

A Fund also may enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements involve greater risks than had the Fund invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Directors, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Directors, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.

Currently, certain standardized swap transactions are subject to mandatory exchange trading and/or central clearing. Although central clearing is expected to decrease counterparty risk and increase liquidity compared to bilaterally negotiated swaps, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition, depending on the size of the Fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar bilateral swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison. Regulators are in the process of developing rules that would require trading and execution of most liquid swaps on trading facilities. Moving trading to an exchange-type system may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps.

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Rules adopted in 2012 also require centralized reporting of detailed information about many types of cleared and uncleared swaps. This information is available to regulators and, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data may result in greater market transparency, which may be beneficial to funds that use swaps to implement trading strategies. However, these rules place potential additional administrative obligations on these funds, and the safeguards established to protect anonymity may not function as expected.

Strategies and Investments Available to the U.S. Fixed Income Funds (as shown on the cover of this SAI) and Emerging Markets Funds

Distressed and Defaulted Securities. The U.S. Fixed Income Funds and Emerging Markets Funds may each invest in distressed and defaulted securities. Distressed and defaulted securities are debt securities on which the issuer is not currently making interest payments. In order to enforce its rights in distressed and defaulted securities, a Fund may be required to participate in legal proceedings or take possession and manage assets securing the issuer’s obligations on the securities. This could increase a Fund’s operating expenses and adversely affect its net asset value. Risks of distressed and defaulted securities may be considerably higher than risks of securities on which issuers are currently making interest payments as they are generally unsecured and subordinated to other creditors of the issuer. Investments by a Fund in distressed and defaulted securities may be considered illiquid subject to the 15% limitation on illiquid securities unless the Advisor determines such securities are liquid under guidelines adopted by the Board of Directors.

Structured Notes. The U.S. Fixed Income Funds and Emerging Markets Funds may invest in structured notes. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent the Fund invests in these notes, however, the Advisor analyzes these notes in its overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk.

Loan Participation and Assignments. Investment in secured or unsecured fixed or floating rate loans (“Loans”) arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions (“Lenders”) may be in the form of participations in Loans (“Participation”) or assignments of all or a portion of Loans from third parties (“Assignments”). Participations typically result in the Fund’s having a contractual relationship only with the Lender, not with the borrower. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the Fund may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A Fund will acquire Participations only if the Advisor determines that the selling Lender is creditworthy.

When a Fund purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the Fund is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the Fund. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Assignments and Participations are generally not registered under the Securities Act, and thus may be subject to a Fund’s limitation on investment in illiquid securities. Because there may be no liquid market for such securities, such securities may be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on a Fund’s ability to dispose of particular Assignments or Participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower.

Government Mortgage Pass-Through Securities. The U.S. Fixed Income Funds may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans purchased from individual lenders by an agency, instrumentality or sponsored corporation of the United States government (“Federal Agency”) or originated by private lenders and

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guaranteed, to the extent provided in such securities, by a Federal Agency. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) and principal payments at payments (not necessarily in fixed amounts) that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The government mortgage pass-through securities in which the Funds may invest include those issued or guaranteed by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). GNMA certificates are direct obligations of the U.S. Government and, as such, are backed by the “full faith and credit” of the United States. FNMA is a federally chartered, privately owned corporation and FHLMC is a corporate instrumentality of the United States. FNMA and FHLMC certificates are not backed by the full faith and credit of the United States but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so.

Certificates for these types of mortgage-backed securities evidence an interest in a specific pool of mortgages. These certificates are, in most cases, “modified pass-through” instruments, wherein the issuing agency guarantees the payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is collectively hereinafter referred to as “Mortgage Assets”). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (“REMIC”). REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, but unlike CMOs, which are required to be structured as debt securities, REMICs may be structured as indirect ownership interests in the underlying assets of the REMICs themselves. However, there are no effects on a Fund from investing in CMOs issued by entities that have elected to be treated as REMICs, and all future references to CMOs shall also be deemed to include REMIC.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Certain CMOs may have variable or floating interest rates and others may be Stripped Mortgage Securities.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on other mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches are generally higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile. The Funds will not invest in CMO and REMIC residuals.

Private Mortgage Pass-Through Securities. Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by United States and foreign private issuers such as originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, such securities generally are structured with one or more types of credit enhancement.

Mortgage-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be

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provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. The Funds will not pay any fees for credit support, although the existence of credit support may increase the price of a security.

Stripped Mortgage Securities. Stripped Mortgage Securities may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped Mortgage Securities not issued by Federal Agencies will be treated by the Funds as illiquid securities so long as the staff of the SEC maintains its position that such securities are illiquid.

Stripped Mortgage Securities usually are structured with two classes that receive different proportions of the interest and principal distribution of a pool of mortgage assets. A common type of Stripped Mortgage Security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). PO classes generate income through the accretion of the deep discount at which such securities are purchased, and, while PO classes do not receive periodic payments of interest, they receive monthly payments associated with scheduled amortization and principal prepayment from the mortgage assets underlying the PO class. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments or principal, the Fund may fail to fully recoup its initial investment in these securities.

A Fund may purchase Stripped Mortgage Securities for income, or for hedging purposes to protect the Fund’s portfolio against interest rate fluctuations. For example, since an IO class will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund also may invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

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Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Mortgage Dollar Rolls. The U.S. Fixed Income Funds may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While a Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities, in money market investments until future settlement date. The use of mortgage dollar rolls is a speculative technique involving leverage, and is considered to be a form of borrowing by the Fund.

Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Various types of assets, primarily automobile and credit cards receivables, are securitized in pass-through structures similar to mortgage pass-through structures. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans and is likely to experience substantial prepayments. As with mortgage-related securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques. The cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed or mortgage-backed securities depends on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. The U.S. Fixed Income Funds may each invest in any such instruments or variations as may be developed, to the extent consistent with its investment objectives and policies and applicable regulatory requirements.

Inverse Floaters. Inverse floaters constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or 11th District Cost of Funds index (“COFI”). Inverse floaters have coupon rates that typically change at a multiple of the changes of the relevant index rate. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate on an inverse floater while any drop in the index rate causes an increase in the coupon rate of an inverse floater. In some circumstances, the coupon on an inverse floater could decrease to zero. In addition, like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase and their average lives will extend. Inverse floaters exhibit greater price volatility than the majority of mortgage-backed securities. In addition, some inverse floaters display extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets. As described above, inverse floaters may be used alone or in tandem with interest-only stripped mortgage instruments.

The interest rate on an inverse floater resets in the opposite direction from the designated index to which the interest rate on the inverse floater is tied. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be considered to be illiquid securities for purposes of the Fund’s 15% limitation on investment in illiquid securities.

Reverse Repurchase Agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.

Debt Securities. The U.S. Fixed Income Funds may invest in U.S. dollar or foreign currency-denominated corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) of domestic or foreign issuers. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

Credit Linked Notes (“CLNs”). The U.S. Fixed Income Funds may each invest in CLNs. A CLN is a security structured and issued by an issuer, which may be a bank, broker or special purpose vehicle. If a CLN is issued by a special purpose vehicle, the special purpose vehicle will typically be collateralized by AAA-rated securities. The performance and payment of principal and interest is tied to that of a reference obligation, which may be a particular security, basket of securities, a credit default swap, basket of credit default swaps or an index. The referenced obligation may be denominated in foreign currency. Risks of CLNs include those risks associated with the underlying reference obligation including, but not limited to, market risk, interest rate risk, credit risk, default risk and foreign

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currency risk. In the case of a CLN created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage will be introduced. An investor in a CLN bears counterparty risk or the risk that the CLN issuer will default or become bankrupt and not make timely payment of principal and interest of the structured security.

Strategies and Investments Available to the Enhanced Commodity Strategy Fund

Investments in the Subsidiary. The TCW Enhanced Commodity Strategy Fund will invest up to 25% of its total assets in the shares of the Subsidiary. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended, and recent IRS revenue rulings. The Subsidiary is advised by the Advisor, and has the same investment objective as the Fund. The Subsidiary may invest in commodity-linked swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on them, to an extent greater than the Fund may make such investments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund, including the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. The Subsidiary’s portfolio is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.

The Subsidiary invests primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the Fund may enter into these commodity-linked derivative instruments directly, the Fund will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. The Subsidiary will also invest in fixed income instruments, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives position.

The Subsidiary has an investment management agreement with the Advisor pursuant to which the Advisor manages the assets of the Subsidiary and the Subsidiary is obligated to pay the Advisor a management fee at the same rate that the Fund pays the Advisor for services provided to the Fund. The Subsidiary has also entered into separate contracts for the provision of custody, administration and transfer agency, and accounting agent services.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Prospectus or this Statement of Additional Information, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. As noted above, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the Statement of Additional Information and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

RISK CONSIDERATIONS

The following risk considerations relate to investment practices undertaken by some or all of the Funds. Generally, since shares of a Fund represent an investment in securities with fluctuating market prices, shareholders should understand that the value of their Fund shares will vary as the value of each Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up. You can lose money by investing in a Fund. There is no guarantee of successful performance, that a Fund’s objective can be achieved or that an investment in a Fund will achieve a positive return. Each Fund should be considered as a means of diversifying an investment portfolio and is not in itself a balanced investment program.

Prospective investors should consider the following risks.

General

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about type of security, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

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Certain risks exist because of the composition and investment horizon of a particular portfolio of securities. Prices of many securities tend to be more volatile in the short-term and lack of diversification in a portfolio can also increase volatility.

Counterparty Credit Risk

Commodity- and financial-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, certain Funds may invest in commodity- and financial-linked structured notes issued by a limited number of issuers, which will act as counterparties. To the extent a Fund focuses its investments in a limited number of issuers, it will be more susceptible to the risks associated with those issuers. Certain derivative transactions may or are required to centrally clear, which may reduce counterparty and liquidity risk but will not completely eliminate such risks.

Debt Securities Risk

Debt securities are subject to various risks. The two primary (but not exclusive) risks affecting fixed income instruments are “credit risk” and “interest rate risk.” These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of fixed income security can also affect its price and, hence, the market value of a Fund.

“Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over its life and securities which are rated by rating agencies are often reviewed and may be subject to downgrade.

“Interest rate risk” refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a fixed income security directly (especially in the case of fixed rate securities) and directly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the price of fixed rate securities and falling interest rates will have a positive effect on price. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the re-set terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Foreign Currency Risks

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of those Funds as measured in United States dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Funds are authorized to enter into certain foreign currency future and forward contracts. However, it is not obligated to do so and, depending on the availability and cost of these devices, the Funds may be unable to use them to protect against currency risk. While foreign currency future and forward contracts may be available, the cost of these instruments may be prohibitively expensive so that the Funds may not to be able to effectively use them.

Foreign Securities Risk

Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates. As compared to companies located in the United States, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the United States, and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the

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U.S., which could affect the liquidity of each Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issues. The recent global economic crisis brought several small economies in Europe to the brink of bankruptcy and many other economies into recession and weakened the banking and financial sectors of many European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. If a deep economic downturn in a particular country or throughout the Europe results, this could significantly affect a Fund’s investments tied economically to Europe or the euro.

Options Transactions Risks

The effective use of options depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting OTC Option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so. A secured put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting OTC Option would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised.

In addition, a secured put writer would be unable to utilize the amount held in cash or U.S. government securities or other high grade short-term obligations as security for the put option for other investment purposes until the exercise or expiration of the option.

A Fund’s ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market. There is no assurance that such a market will exist, particularly in the case of OTC Options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, the Fund may be able to purchase an offsetting option which does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the Fund is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

Among the possible reasons for the absence of a liquid secondary market on an exchange are: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) interruption of the normal operations on an exchange; (e) inadequacy of the facilities of an exchange or the OCC or other relevant clearing corporation to handle current trading volume; or (f) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the relevant clearing corporation as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC Option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Fund’s management.

Each of the exchanges has established limitations governing the maximum number of options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may write.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Ratings Categories Risk

A description of the rating categories as published by Moody’s and S&P is set forth in the Appendix to this Statement of Additional Information. Ratings assigned by Moody’s and/or S&P to securities acquired by a Fund reflect only the views of those agencies as to the quality of the securities they have undertaken to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. There is no assurance that a rating assigned initially will not change. A Fund may retain a security whose rating has changed or has become unrated.

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Risks of Large Shareholder Redemptions

Certain account holders may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these account holders of their shares in a Fund may impact the Fund’s liquidity and net asset value. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Repurchase Agreements Risk

In the event of a default or bankruptcy by a selling financial institution under a repurchase agreement, a Fund will seek to sell the underlying security serving as collateral. However, this could involve certain costs or delays, and, to the extent that proceeds from any sale were less than the repurchase price, the Fund could suffer a loss. Each Fund follows procedures designed to minimize the risks associated with repurchase agreements, including effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and specifying the required value of the collateral underlying the agreement.

Restricted Securities Risk

Certain Funds may acquire securities through private placements. These securities are typically sold directly to a small number of investors, usually institutions or mutual funds. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

In addition, certain Funds may also invest in securities sold pursuant to Rule 144A under the Securities Act. Rule 144A permits the Funds to sell restricted securities to qualified institutional buyers without limitation. However, investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

Restricted securities, including private placements, are subject to legal and contractual restrictions on resale. This may have an adverse effect on their marketability, and may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

The Advisor, pursuant to procedures adopted by the Board of Directors, will make a determination as to the liquidity of each private placement or restricted security purchased by a Fund. If such security is determined to be “liquid,” it will not be included within the category “illiquid securities,” which under each Fund’s current policies may not exceed 15% of the Fund’s net assets. To the extent the Fund owns private placements or restricted securities, these securities may involve liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value these securities because this valuation may require more research and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available. Securities that are not readily marketable will be valued by a Fund pursuant to procedures adopted by the Board of Directors.

Reverse Repurchase Agreements and Mortgage Dollar Rolls Risk

Reverse repurchase agreements and mortgage dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement or mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements and mortgage dollar rolls are speculative techniques involving leverage, and are considered borrowings by the Fund. Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of a least 300% of all borrowings. None of the Funds authorized to utilize these instruments expects to engage in reverse repurchase agreements or mortgage dollar rolls (together with other borrowings of the Fund) with respect to greater than 30% of the Fund’s total assets.

Small and Mid-Capitalization Companies Risk

Investing in the equity securities of small and mid-capitalization companies involves additional risks compared to investing in large capitalization companies. Compared to large companies, these companies may have more limited product lines and capital resources; have less established markets for their products; have earnings that are more sensitive to changes in the economy, competition and technology and be more dependent upon key members of management.

The market value of the common stock of small and medium capitalization companies may be more volatile, particularly in response to company announcements or industry events; have less active trading markets and be harder to sell at the time and prices that the Advisor considers appropriate.

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Stock Market Risk

Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, a Fund’s share price is likely to decline in value. A Fund’s focus on certain types of stocks (such as small or large cap) and style of investing (such as value or growth) subjects it to the risk that is performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

Structured Notes Risk

Certain Funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

A Fund may invest in equity-linked structured notes (which would be linked to an equity index) to a significant extent. A highly liquid secondary market may not exist for the structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or accurately value such notes.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks.

Swap Agreements Risks

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the ability of the Advisor to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because bilateral swaps are two-party contracts and because they may have terms of greater than seven days, these agreements may be considered to be illiquid investments. Illiquidity may make it more difficult for a Fund to enter or close swap transactions at opportune times, which could cause the Fund to lose value or forgo advantageous investment positions. Similarly, swap agreements can be complex and difficult to price objectively. Moreover, the Fund bears the risk of loss of the amount expected to be received under a bilateral swap agreement in the event of the default or bankruptcy of the swap agreement counterparty. As a result of new rules adopted in 2012, certain standardized swaps are currently subject to mandatory central clearing. Central clearing is designed to decrease counterparty risk and increase liquidity, as compared to bilateral swaps. However, central clearing does not eliminate such risks. Further, central clearing may require a Fund to post margin that may be greater than the collateral that would have be required under a bilateral agreement. A Fund will enter into uncleared swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit a Fund’s ability to use swap agreements. It is possible that future developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements, realize amounts to be received under such agreements, make full use of swaps transactions, or otherwise profit from such agreements. In addition, swaps may also subject a Fund to leveraging risk by exposing the Fund to potential profits and losses based on the full notional amount underlying the swap with through just a small initial investment. A Fund’s use of leverage may reduce the Fund’s returns and increase its volatility.

Risks Associated With Asset-Backed Securities

Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owned on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

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Risks Associated With Commodity-Linked Instruments

The TCW Enhanced Commodity Strategy Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative instruments, such as structured notes, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. The Fund may also seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in the Subsidiary. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, the Advisor seeks to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative instruments held by the Fund and/or the Subsidiary may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Fund’s investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on the Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.

The ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the Internal Revenue Service or the Treasury Department as discussed under “Distributions and Taxes.”

Risks Associated With Derivatives

Certain Funds may, but are not required to, use various derivatives and related investment strategies as described in this Statement of Additional Information. Derivatives may be used for a variety of purposes including hedging, risk management, portfolio management or to earn income. Any or all of the investment techniques previously described herein may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as the use of any derivative by the Fund is a function of numerous variables including market conditions. Although the Advisor seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Derivatives utilized by a Fund may involve the purchase and sale of derivative instruments. A derivative is a financial instrument, the value of which depends upon (or derives from) the value of another asset, security, interest rate or index. Derivatives may relate to a wide variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Certain derivative instruments which a Fund may use and the risks of those instruments are described in further detail below. A Fund may in the future also utilize derivatives techniques, instruments and strategies that may be newly developed or permitted as a result of regulatory changes, consistent with the Fund’s investment objective and policies. Such newly developed techniques, instruments and strategies may involve risks different than or in addition to those described herein. No assurance can be given that any derivatives strategy employed by the Fund will be successful.

The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the instruments underlying such derivatives. Derivatives are highly specialized instruments that require investment techniques and risk analyses different from other portfolio investments. The use of derivative instruments requires an understanding not only of the underlying instrument but also of the derivative itself. Certain risk factors generally applicable to derivative transactions are described below.

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Derivatives are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to the Fund’s interests. The Fund bears the risk that the Advisor may incorrectly forecast future market trends and other financial or economic factors or the value of the underlying security, index, interest rate or currency when establishing a derivatives position for the Fund.

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•

Derivatives may be subject to pricing or “basis” risk, which exists when a derivative becomes extraordinarily expensive (or inexpensive) relative to historical prices or corresponding instruments. Under such market conditions, it may not be economically feasible to initiate a transaction or liquidate a position at an advantageous time or price.

•	Many derivatives are complex and often valued subjectively. Improper valuations can result in increased payment requirements to counterparties or a loss of value to the Fund.

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Using derivatives as a hedge against a portfolio investment subjects the Fund to the risk that the derivative will have imperfect correlation with the portfolio investment, which could result in the Fund incurring substantial losses. This correlation risk may be greater in the case of derivatives based on an index or other basket of securities, as the portfolio securities being hedged may not duplicate the components of the underlying index or the basket may not be of exactly the same type of obligation as those underlying the derivative. The use of derivatives for “cross hedging” purposes (using a derivative based on one instrument as a hedge on a different instrument) may also involve greater correlation risks.

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While using derivatives for hedging purposes can reduce a Fund’s risk of loss, it may also limit the Fund’s opportunity for gains or result in losses by offsetting or limiting the Fund’s ability to participate in favorable price movements in portfolio investments.

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Derivatives transactions for non-hedging purposes involve greater risks and may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In the event that a Fund enters into a derivatives transaction as an alternative to purchasing or selling the underlying instrument or in order to obtain desired exposure to an index or market, the Fund will be exposed to the same risks as are incurred in purchasing or selling the underlying instruments directly.

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The use of certain derivatives transaction involves the risk of loss resulting from the insolvency or bankruptcy of the other party to the contract (the “counterparty”) or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, the Fund may have contractual remedies pursuant to the agreement related to the transaction.

•

Liquidity risk exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, the Fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price.

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Certain derivatives transactions are not entered into or traded on exchanges or in markets regulated by the CFTC or the SEC. Instead, such over-the-counter (“OTC”) derivatives are entered into directly by the counterparties and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty that is approved by the Advisor in accordance with guidelines established by the Board. Where no such counterparty is available, the Fund will be unable to into a desired transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case the Fund may be afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and as a result the Fund would bear greater risk of default by the counterparties to such transactions.

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The Fund may be required to make physical delivery of portfolio securities underlying a derivative in order to close out a derivatives position or to sell portfolio securities at a time or price at which it may be disadvantageous to do so in order to obtain cash to close out or to maintain a derivatives position.

•

As a result of the structure of certain derivatives, adverse changes in the value of the underlying instrument can result in losses substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•	Certain derivatives may be considered illiquid and therefore subject to a Fund’s limitation on investments in illiquid securities.

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Derivatives transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the United States. Derivatives transactions conducted outside the United States are subject to the risk of governmental action affecting the trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could be adversely affected by foreign political and economic factors; lesser availability of data on which to make trading decisions; delays on the Fund’s ability to act upon economic events occurring in foreign markets; and less liquidity than U.S. markets.

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Currency derivatives are subject to additional risks. Currency derivatives transactions may be negatively affected by government exchange controls, blockages, and manipulations. Currency exchange rates may be influenced by factors extrinsic to a country’s economy. There is not systematic reporting of last sale information with respect to foreign

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currencies. As a result, the available information on which trading in currency derivatives will be based may not be as complete as comparable data for other transactions. Events could occur in the foreign currency market which will not be reflected in currency derivatives until the following day, making it more difficult for the Fund to respond to such events in a timely manner.

Risks Associated With Emerging Market Countries

Investors should recognize that investing in securities of emerging market countries through investment in the International Funds and U.S. Fixed Income Funds involves certain risks, and considerations, including those set forth below, which are not typically associated with investing in the United States or other developed countries.

Political and economic structures in many emerging markets countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many emerging securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

In addition, emerging market countries’ exchanges’ and broker-dealers are generally subject to less government and exchange regulation than their counterparts in developed countries. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs may be higher in emerging markets than in developed countries. As a result, Funds investing in emerging market countries have operating expenses that are expected to be higher than other funds investing in more established market regions.

Many of the emerging market countries may be subject to greater degree of economic, political and social instability than is the case in the United States, Canada, Australia, New Zealand, Japan and Western European and certain Asian countries. Such instability may result from, among other things, (i) popular unrest associated with demands for improved political, economic and social conditions, and (ii) internal insurgencies. Such social, political and economic instability could disrupt the financial markets in which the Funds invest and adversely affect the value of the Funds’ assets.

In certain emerging market countries governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. In addition, most emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation. Inflation and rapid fluctuation in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries.

Many of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated will have a detrimental impact on Funds investing in emerging market countries. Many emerging market countries are experiencing currency exchange problems. Countries have and may in the future impose foreign currency controls and repatriation control.

Risks Associated with Exchange-Traded Notes (“ETNs”)

The value of an ETN will change as the value of the market benchmark or strategy fluctuates. If, for example, a commodity-linked ETN is purchased, its value will fluctuate because the value of the underlying commodity to which it is linked fluctuates with market conditions. The prices of the market benchmark are determined based on a variety of market and economic factors and may change unpredictably, affecting the value of the underlying benchmark and, consequently, the value of the ETN.

ETNs are fully exposed to any decline in the level of the underlying market benchmark. If the value of the underlying market benchmark decreases, or does not increase by an amount greater than the aggregate investor fee applicable to the ETN, a Fund will receive less than its original investment in the ETN upon maturity or early redemption and could lose up to 100% of the original principal amount. Investors in ETNs do not receive any periodic interest payments.

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ETNs are subject to illiquity risk. The issuer of an ETN may restrict the ETN’s redemption amount or its redemption date. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

Because ETNs are unsecured debt securities, they are subject to risk of default by the issuing bank or other financial institution. This is called counter party risk. In addition, the value of an ETN may decline due to downgrade in the issuer’s credit rating despite no change in the underlying market benchmark.

ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (“IRS”) will accept, or a court will uphold, how the Funds characterize and treat ETNs’ for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

Risks Associated With Fund of Funds

The TCW Conservative Allocation Fund is a “fund of funds.” Achieving the TCW Conservative Allocation Fund’s investment objectives will depend entirely on the performance of the Underlying Funds to which the TCW Conservative Allocation Fund’s investments are allocated, which depends on the particular securities in which the Underlying Funds invest. Therefore, the TCW Conservative Allocation Fund is subject to all risks associated with the Underlying Funds. Because the TCW Conservative Allocation Fund’s performance depends on that of each Underlying Fund, performance may be subject to increased volatility. Additionally, operating expenses incurred annually by each Underlying Fund are borne indirectly by shareholders of the TCW Conservative Allocation Fund. The TCW Conservative Allocation Fund directly bears its annual operating expenses and, indirectly, bears the annual operating expenses of the Underlying Funds in proportion to their allocations.

The Advisor allocates the assets of the TCW Conservative Allocation Fund among the Underlying Funds based upon a number of factors, including the Advisor’s asset allocation strategies and the investment performance of each Underlying Fund. In making investment decisions for the TCW Conservative Allocation Fund, the Advisor will consider, among other factors, internally generated research. Because certain Underlying Funds are more profitable to the Advisor than others, the Advisor may have an incentive to allocate more of the TCW Conservative Allocation Fund’s assets to more profitable Underlying Funds, and fewer assets to less profitable Underlying Funds. The Advisor does not, however, consider the profitability of the Underlying Funds in making investment decisions for the TCW Conservative Allocation Fund.

The TCW Conservative Allocation Fund may invest in the Underlying Funds as disclosed in the Prospectus. The Advisor may modify the asset allocation strategy for the TCW Conservative Allocation Fund and modify the selection of Underlying Funds for the TCW Conservative Allocation Fund or may invest in other TCW Funds from time to time without shareholder approval if it believes that doing so would better enable the TCW Conservative Allocation Fund to pursue its investment goals.

Risks Associated With Futures Contracts and Options on Futures

There are certain risks inherent in the use of futures contracts and options on futures contracts. Successful use of futures contracts by a Fund is subject to the ability of the Advisor to correctly predict movements in the direction of interest rates or changes in market conditions. In addition, there can be no assurance that there will be a correlation between price movements in the underlying securities, currencies or index and the price movements in the securities which are the subject of the hedge.

Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time. If a Fund has hedged against the possibility of an increase in interest rates or a decrease in the value of portfolio securities and interest rates fall or the value of portfolio securities increase instead, a Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily be at increased prices that reflect the decline in interest rates. While utilization of futures contracts and options on futures contracts may be advantageous to the Fund, if the Fund is not successful in employing such instruments in managing the Fund’s investments, the Fund’s performance will be worse than if the Fund did not make such investments.

Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on a Fund’s ability to effectively hedge its portfolio.

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Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit a Fund’s ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of a Fund’s transactions effected on foreign exchanges.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy, of the writer of an OTC option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Advisor.

There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent a Fund from closing out a contract which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause a Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund notwithstanding that the purchase or sale of a futures contract would not result in a loss, as in the instance where there is no movement in the prices of the futures contract or underlying securities (currencies).

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, a Fund will not purchase or write options on foreign currency futures contracts unless and until, in the Advisor’s opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.

Risks Associated With Lower Rated Securities

All Funds (except the TCW Conservative Allocation Fund) may invest in convertible securities. A portion of the convertible securities acquired by the Funds may be rated below investment grade. The Core Fixed Income, Emerging Markets Income, Emerging Markets Local Currency Income, Emerging Markets Multi-Asset Opportunities, Enhanced Commodity Strategy, High Yield Bond, Short Term Bond, Total Return Bond and Global Bond Funds will invest in below investment grade securities. Securities rated below investment grade are commonly known as “junk bonds” and have speculative characteristics.

High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals. The first category includes securities issued by “emerging credit” companies and companies which have experienced a leveraged buyout or recapitalization. Although the small and medium size companies that constitute emerging credit issuers typically have significant operating histories, these companies generally do not have strong enough operating results to secure investment grade ratings from the rating agencies. In addition, in recent years there has been a substantial volume of high yield securities issued by companies that have converted from public to private ownership through leveraged buyout transactions and by companies that have restructured their balance sheets through leveraged recapitalizations. High yield securities issued in these situations are used primarily to pay existing stockholders for their shares or to finance special dividend distributions to shareholders. The indebtedness incurred in connection with these transactions is often substantial and, as a result, often produces highly leveraged capital structures which present special risks for the holders of such securities. Also, the market price of such securities may be more volatile to the extent that expected benefits from the restructuring do not materialize. The second category of high yield securities consists of securities of former investment grade companies that have experienced poor operating performance due to such factors as cyclical downtrends in their industry, poor management or increased foreign competition.

Generally, lower-rated debt securities provide a higher yield than higher-rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher-rated securities of similar maturity. They are generally considered to be subject to greater risk than securities with higher ratings particularly in the event of a deterioration of general economic conditions. The lower ratings of the high yield securities which the Funds will purchase reflect a greater possibility that the financial condition of the issuers, or adverse changes in general economic conditions, or both, may impair the ability of the issuers to make payments of principal and interest. The market value of a single lower-rated debt security may fluctuate more than the market value of higher-rated securities,

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since changes in the creditworthiness of lower-rated issuers and in market perceptions of the issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than in the case of higher-rated issuers. High yield debt securities also tend to reflect individual corporate developments to a greater extent than higher-rated securities. The securities in which the Funds invest are frequently subordinated to senior indebtedness.

The economy and interest rates affect high yield securities differently from other securities. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and a Fund’s asset value. Furthermore, the market prices of high yield bonds structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash.

To the extent there is a limited retail secondary market for particular high yield bonds, these bonds may be thinly-traded and the Advisor’s ability to accurately value high yield bonds and a Fund’s assets may be more difficult because there is less reliable, objective data available. In addition, a Fund’s ability to acquire or dispose of the bonds may be negatively-impacted. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly-traded market. To the extent a Fund owns or may acquire illiquid or restricted high yield bonds, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Special tax considerations are associated with investing in lower rated debt securities structured as zero coupon or pay-in-kind securities. The Funds accrue income on these securities prior to the receipt of cash payments. The Funds must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of its portfolio securities to satisfy distribution requirements.

Additionally, investments in debt obligations that are at risk of or in default present tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Underwriting and dealer spreads associated with the purchase of lower rated bonds are typically higher than those associated with the purchase of high grade bonds.

Risks Associated With Mortgage-Backed Securities

Credit and Market Risks of Mortgage-Backed Securities. Investments in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like other bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from such securities but are reflected in each Fund’s net asset value. The liquidity of mortgage-backed securities varies by type of security; at certain times a Fund may encounter difficulty in disposing of investments. Other factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgagor carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

Prepayment and Redemption Risk of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. In such an event, the mortgage-backed security which represents an interest in such underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of a Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities

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having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayments when interest rates decline also limits market price appreciation of mortgage-backed securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations (“CMOs”). There are certain risks associated specifically with CMOs. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. In addition, the average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994 and 2008, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demands imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone.

Stripped Mortgage Securities. These investments are highly sensitive to changes in interest and prepayment rates and tend to be less liquid than other CMOs.

Inverse Floaters. Inverse floaters are a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed such as LIBOR or COFI. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market prices.

Adjustable Rate Mortgages (“ARMs”). ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the minimum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.

Temporary Defensive Positions

The Advisor may temporarily invest up to 100% of a Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

PORTFOLIO TURNOVER

A Fund’s portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of that Fund. The Advisor intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While none of the Funds is managed with the intent of generating short-term capital gains, each of the Funds may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Advisor, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in capital gains or losses and could result in a high portfolio turnover rate during a given period, resulting in increased transaction costs related to equity securities. Disposing of debt securities in these circumstances should not increase direct transaction costs since debt securities are normally traded on a principal basis without brokerage commissions. However, such transactions do involve a mark-up or markdown of the price.

The portfolio turnover rates of the Funds cannot be accurately predicted. Nevertheless, the annual portfolio turnover rates of certain of the Funds are generally not expected to exceed 100%. A 100% portfolio turnover rate would occur, for example, if all the securities in a Fund’s investment portfolio were replaced once in a period of one year. In addition, many of the Funds are Underlying Funds of the TCW Conservative Allocation Fund, and changes to the target allocations of the TCW Conservative Allocation Fund may result in the transfer of assets from one Underlying Fund to another. These changes, as well as changes in managers and investment personnel and reorganizations of Underlying Funds, may result in the sale of portfolio securities, which may increase trading costs and the portfolio

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turnover and trigger negative tax consequences for the affected Underlying Funds. Each Fund’s portfolio turnover rate (rounded to a whole number) for the fiscal years ended October 31, 2013 and 2012 is shown in the table below. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Advisor’s investment outlook.

	Turnover Rate
	2013	2012
U.S. Equity Funds
TCW Concentrated Value Fund	40%	25%
TCW Growth Fund	38%	45%
TCW Growth Equities Fund	79%	49%
TCW Relative Value Dividend Appreciation Fund	18%	23%
TCW Relative Value Large Cap Fund	37%	20%
TCW Select Equities Fund	25%	20%
TCW Small Cap Growth Fund	84%	79%
TCW SMID Cap Growth Fund	73%	79%
TCW Value Opportunities Fund	29%	33%

U.S. Fixed Income Funds
TCW Core Fixed Income Fund	197%	214%
TCW Enhanced Commodity Strategy Fund	54%	9%
TCW High Yield Bond Fund	115%	111%
TCW Short Term Bond Fund	71%	82%
TCW Total Return Bond Fund	191%	123%

International Funds
TCW Emerging Markets Income Fund	150%	175%
TCW Emerging Markets Local Currency Income Fund	290%	253%
TCW Emerging Markets Multi-Asset Opportunities Fund	53%[1]	N/A
TCW Global Bond Fund	136%	165%[2]
TCW International Growth Fund	310%	N/A
TCW International Small Cap Fund	302%	140%

Asset Allocation Fund
TCW Conservative Allocation Fund	58%	59%

[1]	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013 and is not indicative of a full year’s operating results.
[2]	For the period December 1, 2011 (Commencement of Operations) through October 31, 2012 and is not indicative of a full year’s operating results.

The following Funds experienced significant variations in their portfolio turnover rates over the most recent two fiscal years.

For the fiscal year ended October 31, 2013, the portfolio turnover rate for the TCW Enhanced Commodity Strategy Fund was 54%. This was due principally to increased reinvestment of cash flow into longer term instruments as compared to the prior year and a decrease in the market value of the portfolio.

For the fiscal year ended October 31, 2013, the portfolio turnover rate for the TCW International Growth Fund was 310%. This was due principally to increased volatility in the non-U.S. markets that required a sizable repositioning of the Fund’s portfolios away from emerging markets and into Japanese and European Markets.

For the fiscal year ended October 31, 2013, the portfolio turnover rate for the TCW International Small Cap Fund was 302%. This was due principally to increased inflows and outflows for the Fund and increased volatility in the non-U.S. markets that required a sizable repositioning of the Fund’s portfolios away from emerging markets and into Japanese and European Markets.

BROKERAGE PRACTICES

The Advisor is responsible for the placement of the Funds’ portfolio transactions and the negotiation of prices and commissions, if any, with respect to such transactions. Debt, convertible and unlisted equity securities are generally purchased from a primary market maker acting as principal on a net basis without a stated commission but at prices generally reflecting a dealer spread. Listed equity

31

securities are normally purchased through brokers in transactions executed on securities exchanges involving negotiated commissions. Debt, convertible and equity securities are also purchased in underwritten offerings at fixed prices which include discounts to underwriters and/or concessions to dealers. In placing a portfolio transaction, the Advisor seeks to obtain the best execution for the Funds, taking into account such factors as price (including the applicable dealer spread or commission, if any), size of order, difficulty of execution and operational facilities of the firm involved and the firm’s risk in positioning a block of securities.

Consistent with its policy of securing best execution, in selecting broker-dealers and negotiating any commissions or prices involved in Fund transactions, the Advisor considers the range and quality of the professional services provided by such firms. Brokerage services include the ability to most effectively execute large orders without adversely impacting markets and positioning securities in order to enable the Advisor to effect orderly purchases or sales for a Fund. Accordingly, transactions will not always be executed at the lowest available commission. In addition, the Advisor may effect transactions which cause a Fund to pay a commission in excess of a commission which another broker-dealer would have charged if the Advisor first determines that such commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. In some cases, research is provided directly by an executing broker-dealer and in other cases, research may be provided by third party research providers such as a non-executing third party broker-dealer or other third party research service. Research services furnished by an executing broker-dealer or third party research provider may be used in providing services for any or all of the clients of the Advisor, as well as clients of affiliated companies, and may be used in connection with accounts other than those which pay commissions to the broker-dealers providing the research services.

The Advisor maintains an internal allocation procedure to identify those direct research providers who provide it with research services and endeavors to place sufficient transactions with them to ensure the continued receipt of research services the Advisor believes are useful. The Advisor’s procedures also seek to compensate third party research providers that provide it with research by directing executing broker-dealers to cause payments to be made to third party research providers, either through cash payments from the executing broker or through the use of step out transactions. A “step out transaction” is a securities trade executed by the executing broker-dealer, but settled by the non-executing research broker-dealer permitting the non-executing research broker-dealer to share in the commission. The determination of the broker-dealers to whom commissions are directed generally is made using a system involving the Advisor’s Director of U.S. Equity Research, the Funds’ portfolio managers, the Advisor’s analysts and is periodically reviewed by the Advisor’s trading committee. The Advisor’s Director of U.S. Equity Research coordinates the evaluation of broker-dealer research services in most instances, taking into account the views of the Advisor’s portfolio managers and analysts.

Research services include such items as reports on industries and companies, economic analyses, review of business conditions and portfolio strategy, analytic computer software, account performance services and various trading and/or quotation equipment. They also include advice from broker-dealers as to the value of securities and availability of securities, availability of buyers, and availability of sellers. In addition, they include recommendations as to purchase and sale of individual securities and timing of transactions. Sometimes the Advisor receives products or services from broker-dealers that are used for both research services and other purposes, such as corporate administration or marketing (“mixed-use products or services”). The Advisor makes a good faith effort to determine the relative proportions of mixed-use products or services that may be attributable to research services. The portion attributable to research services may be paid through the allocation of brokerage commissions and the Advisor pays the non-research services in cash.

Debt and convertible securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

In an effort to achieve efficiencies in execution and reduce trading costs, the Advisor and its affiliates frequently (though not always) execute securities transactions on behalf of a number of accounts at the same time, generally referred to as “block trades.” When executing block trades, securities are allocated using procedures that the Advisor considers fair and equitable. Allocation guidelines are established to provide to the Advisor’s Trading Department. In some cases, various forms of pro-rata allocation are used and, in other cases, random allocation processes are used. Participation of an account in the allocation is based on considerations such as lot size, account size, diversification requirements and investment objectives, restrictions, time horizon, availability of cash, existing or targeted account weightings in particular securities, the amount of existing holdings (or substitutes) of the security in the account, and, when relevant, directed brokerage. In connection with certain purchase or sale programs, and in other circumstances if practicable, if multiple trades for a specific security are made with the same broker in a single day, those securities are allocated to accounts based on a weighted average purchase or sale price.

In determining whether accounts are eligible to participate in any type of initial public offering, the Advisor considers such factors as lot size, account size, diversification requirements and investment objectives, restrictions, time horizon, availability of cash, existing or targeted account weightings in particular securities, and the amount of existing holdings (or substitutes) of the security in the account. For initial public offerings of equities, the Advisor generally shares allocations in a pro rata fashion based upon assets under management for those accounts eligible to participate in the initial public offering. For equity offerings, an exception may be made

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when the allocation is so small that it may create transaction costs that diminish the benefit of the trade or it would be unreasonably minimal relative to the size of the account. For their exceptions, the Advisor will use its best judgment to make a fair and equitable allocation, which may include, among other things, consideration of allocating to underperforming accounts or accounts where smaller lot sizes would be reasonable.

To the extent permitted by law and in accordance with procedures established by the Board of Directors, the Fund may engage in brokerage transactions with brokers that are affiliates of the Advisor. The Fund has adopted procedures which are reasonably designed to provide that commissions or other remuneration paid to affiliated brokers of the Advisor do not exceed the usual and customary broker’s commission. The TCW Conservative Allocation Fund will not incur any commissions or sales charges when it invests in the Underlying Funds.

The following table sets forth the aggregate brokerage commissions paid on transactions in the Funds’ securities and the amounts of brokerage commission paid to broker-dealers for research services by each Fund for the fiscal years ended October 31, 2013, October 31, 2012 and October 31, 2011.

	2013
	Aggregate Brokerage Commissions Paid on Transactions in the Funds’ Securities	Aggregate Brokerage Commissions Paid for Research Services Provided
U.S. Equity Funds
TCW Concentrated Value Fund	$5,602	$5,076
TCW Growth Fund	1,435	1,261
TCW Growth Equities Fund	108,082	100,654
TCW Relative Value Dividend Appreciation Fund	521,062	498,480
TCW Relative Value Large Cap Fund	698,825	658,403
TCW Select Equities Fund	444,976	397,764
TCW Small Cap Growth Fund	2,065,103	1,795,550
TCW SMID Cap Growth Fund	70,758	64,651
TCW Value Opportunities Fund	166,348	156,904

U.S. Fixed Income Funds
TCW Core Fixed Income Fund	1,110	—
TCW Enhanced Commodity Strategy Fund	—	—
TCW High Yield Bond Fund	97	—
TCW Short Term Bond Fund	—	—
TCW Total Return Bond Fund	20,385	—

Asset Allocation Fund
TCW Conservative Allocation Fund	787	418

International Funds
TCW Emerging Markets Income Fund	—	—
TCW Emerging Markets Local Currency Income Fund	—	—
TCW Emerging Markets Multi-Asset Opportunities Fund [1]	81,387	81,387
TCW Global Bond Fund	204	48
TCW International Growth Fund	28,295	28,295
TCW International Small Cap Fund	338,468	338,468

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	2012
	Aggregate Brokerage Commissions Paid on Transactions in the Funds’ Securities	Aggregate Brokerage Commissions Paid for Research Services Provided
U.S. Equity Funds
TCW Concentrated Value Fund	$18,787	$18,493
TCW Growth Fund	23,018	21,890
TCW Growth Equities Fund	119,509	110,801
TCW Relative Value Dividend Appreciation Fund	600,830	600,339
TCW Relative Value Large Cap Fund	795,600	794,849
TCW Select Equities Fund	425,457	421,361
TCW Small Cap Growth Fund	3,633,288	3,559,560
TCW SMID Cap Growth Fund	101,690	100,074
TCW Value Opportunities Fund	264,040	262,189

U.S. Fixed Income Funds
TCW Core Fixed Income Fund	5,578	—
TCW Enhanced Commodity Strategy Fund	—	—
TCW High Yield Bond Fund	496	—
TCW Short Term Bond Fund	—	—
TCW Total Return Bond Fund	—	—

Asset Allocation Fund
TCW Conservative Allocation Fund	1,152	604

International Funds
TCW Emerging Market Income Fund	22,920	—
TCW Emerging Markets Local Currency Income Fund	—	—
TCW Global Bond Fund [2]	158	—
TCW International Growth Fund*	—	—
TCW International Small Cap Fund	151,336	83,731

	2011
	Aggregate Brokerage Commissions Paid on Transactions in the Funds’ Securities	Aggregate Brokerage Commissions Paid for Research Services Provided
U.S. Equity Funds
TCW Concentrated Value Fund	$81,677	$77,365
TCW Growth Fund	61,628	55,456
TCW Growth Equities Fund	176,020	170,563
TCW Relative Value Dividend Appreciation Fund†	870,828	865,332
TCW Relative Value Large Cap Fund	497,833	494,215
TCW Select Equities Fund	232,548	226,714
TCW Small Cap Growth Fund	3,919,560	3,754,582
TCW SMID Cap Growth Fund [3]	94,572	90,892
TCW Value Opportunities Fund	555,894	502,921

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U.S. Fixed Income Funds
TCW Core Fixed Income Fund	24	—
TCW Enhanced Commodity Strategy Fund**	—	—
TCW High Yield Bond Fund	2,582	—
TCW Short Term Bond Fund	—	—
TCW Total Return Bond Fund	—	—

Asset Allocation Fund
TCW Conservative Allocation Fund	148	146

International Funds
TCW Emerging Market Income Fund	—	—
TCW Emerging Markets Local Currency Income Fund***	—	—
TCW International Small Cap Fund [4]	154,431	—

*	The TCW International Growth Fund commenced operations on November 1, 2012
**	The TCW Enhanced Commodity Strategy Fund commenced operations on April 1, 2011
***	The TCW Emerging Markets Local Currency Income Fund commenced operations on December 15, 2010
[1]	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013
[2]	For the period December 1, 2011 (Commencement of Operations) through October 31, 2012
[3]	For the period November 1, 2010 (Commencement of Operations) through October 31, 2011
[4]	For the period February 28, 2011 (Commencement of Operations) through October 31, 2011

For the fiscal years ended October 31, 2013 and October 31, 2012, the Funds paid $0 and $606, respectively, in aggregate commissions to Newedge USA, LLC, which was an affiliated broker of the Funds during that period.

The following table shows the value of the aggregate holdings of securities by issuers’ of the Funds’ “regular” brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) as of October 31, 2013:

Fund Name	Broker/Dealer	Dollar Amount of Securities Held as of October 31, 2013
U.S. Equity Funds
TCW Concentrated Value Fund	JPMorgan Chase & Co.	$375,984
	Wells Fargo Securities, LLC	357,059
	Goldman Sachs & Co.	315,929
	Citigroup Global Markets, Inc.	154,535
	State Street Bank and Trust Company	51,384
TCW Growth Fund	State Street Bank and Trust Company	$191,295
TCW Growth Equities Fund	State Street Bank and Trust Company	$640,595
TCW Relative Value Dividend Appreciation Fund	State Street Bank and Trust Company	$72,103,732
	JPMorgan Chase & Co.	32,536,893
	Citigroup Global Markets, Inc.	26,926,560
TCW Relative Value Large Cap Fund	State Street Bank and Trust Company	$49,199,417
	JPMorgan Chase & Co.	19,392,853
	Citigroup Global Markets, Inc.	17,741,286
TCW Select Equities Fund	State Street Bank and Trust Company	$55,305,691
TCW Small Cap Growth Fund	State Street Bank and Trust Company	$10,381,903
TCW SMID Cap Growth Fund	State Street Bank and Trust Company	$2,686,393
TCW Value Opportunities Fund	State Street Bank and Trust Company	$424,446

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U.S. Fixed Income Funds
TCW Core Fixed Income Fund	JPMorgan Chase & Co.	$35,689,411
	Bank of America Corp.	21,732,829
	Deutsche Bank Securities, Inc.	20,215,905
	Wells Fargo Securities, LLC	18,355,662
	Citigroup Global Markets, Inc.	13,329,133
	Goldman Sachs & Co.	12,080,164
	UBS Securities	3,207,693
	Bank of New York Mellon	2,534,925
	State Street Bank and Trust Company	909,331
	Credit Suisse Group	521,234
	Barclays Capital, Inc.	277,038
TCW Enhanced Commodity Strategy Fund	JPMorgan Chase & Co.	$337,739
	Bank of America Corp.	149,822
	Wells Fargo Securities, LLC	99,352
	Goldman Sachs & Co.	96,032
	Citigroup Global Markets, Inc.	83,814
	UBS Securities	25,511
	State Street Bank and Trust Company	20,997
	Credit Suisse Group	18,766
TCW High Yield Bond Fund	State Street Bank and Trust Company	$1,312,581
	JPMorgan Chase & Co.	785,278
TCW Short Term Bond Fund	JPMorgan Chase & Co.	$728,203
	UBS Securities	354,378
	Bank of America Corp.	341,278
	Credit Suisse Group	334,228
	Wells Fargo Securities, LLC	326,349
	State Street Bank and Trust Company	313,588
	Deutsche Bank Securities, Inc.	154,026
	Goldman Sachs & Co.	120,944
	Citigroup Global Markets, Inc.	107,137
	Bank of New York Mellon	50,698
TCW Total Return Bond Fund	JPMorgan Chase & Co.	$327,400,951
	Barclays Capital, Inc.	288,850,312
	Bank of America Corp.	218,300,746
	Wells Fargo Securities, LLC	153,816,356
	Citigroup Global Markets, Inc.	134,740,658
	Credit Suisse Group	132,215,115
	Goldman Sachs & Co.	123,736,336
	Deutsche Bank Securities, Inc.	14,062,815
	Nomura Securities International, Inc.	11,418,960
	State Street Bank and Trust Company	6,462,665
	Jefferies & Co., Inc.	5,079,092

International Funds
TCW Emerging Markets Income Fund	State Street Bank and Trust Company	$417,483,378
TCW Emerging Markets Local Currency Income Fund	State Street Bank and Trust Company	$1,634,140
TCW Emerging Markets Multi-Asset Opportunities Fund [1]	State Street Bank and Trust Company	$2,313,309
TCW Global Bond Fund	Bank of America Corp.	$686,186
	JPMorgan Chase & Co.	246,000
	Barclays Capital, Inc.	226,602

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	Citigroup Global Markets, Inc.	208,179
	State Street Bank and Trust Company	149,932
	Goldman Sachs & Co.	126,392
	UBS Securities	121,442
	Deutsche Bank Securities, Inc.	72,531
TCW International Small Cap Fund	State Street Bank and Trust Company	$898,411

[1]	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013

INVESTMENT RESTRICTIONS (All Funds except the TCW Enhanced Commodity Strategy Fund, TCW Global Bond Fund, TCW International Growth Fund and TCW Emerging Markets Multi-Asset Opportunities Fund)

The investment restrictions numbered 1 through 9 below have been adopted as fundamental policies (except as otherwise provided in 1). A fundamental policy affecting a particular Fund may not be changed without the vote of a majority of the outstanding shares of the affected Fund. Investment restrictions 10, 11, 12 and 13 with respect to a Fund may be changed by vote of a majority of the Board of Directors at any time.

1. No Fund will borrow money, except that (a) a Fund may borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities; (b) the TCW Core Fixed Income, TCW Short Term Bond, TCW Total Return Bond Funds may each enter into reverse repurchase agreements; (c) the TCW Core Fixed Income, TCW Short Term Bond and TCW Total Return Bond Funds may utilize mortgage-dollar rolls; and (d) each Fund may enter into futures contracts for hedging purposes subject to the conditions set forth in paragraph 8 below. The total amount borrowed by a Fund (including, for this purpose, reverse repurchase agreements and mortgage dollar rolls) at any time will not exceed 30% of the value of the Fund’s total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. As an operating policy, whenever borrowings pursuant to (a) exceed 5% of the value of a Fund’s total assets, the Fund will not purchase any securities.

2. No Fund will issue senior securities as defined in the 1940 Act, provided that the Funds may (a) enter into repurchase agreements; (b) purchase securities on a when-issued or delayed delivery basis; (c) purchase or sell financial futures contracts or options thereon; and (d) borrow money in accordance with the restrictions described in paragraph 1 above.

3. No Fund will underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act by virtue of disposing of portfolio securities.

4. No Fund will purchase any securities that would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of any one particular industry or group of industries, provided that this limitation shall not apply to any Fund’s purchase of U.S. Government Securities. The TCW Emerging Markets Income Fund and TCW Emerging Markets Local Currency Income Fund may invest more than 25% of the value of their total assets in debt securities issued or guaranteed by the governments of emerging markets countries. In determining industry classifications for foreign issuers, each Fund will use reasonable classifications that are not so broad that the primary economic characteristics of the companies in a single class are materially different. Each Fund will determine such classifications of foreign issuers based on the issuer’s principal or major business activities. The TCW Conservative Allocation Fund may invest, in accordance with its investment program as set forth in the prospectus, more than 25% of its assets in any one or a combination of Underlying Funds and other investment companies. The TCW Conservative Allocation Fund treats the assets of the Underlying Funds in which it invests as its own for purposes of this restriction.

5. No Fund will invest in real estate, real estate mortgage loans, residual interests in REMICs, oil, gas and other mineral leases (including other universal exploration or development programs), or real estate limited partnerships, except that a Fund may purchase securities backed by real estate or interests therein, or issued by companies, including real estate investment trusts, which invest in real estate or interests therein and except that the TCW Core Fixed Income, TCW Short Term Bond and TCW Total Return Bond Funds are not prohibited investing in real estate mortgage loans.

6. No Fund may make loans of cash except by purchasing qualified debt obligations or entering into repurchase agreements.

7. Each Fund may effect short sales of securities or maintain a short position only if the Fund at the time of sale either owns or has the right to acquire at no additional cost securities equivalent in kind and amount to those sold.

8. No Fund will invest in commodities or commodities contracts, except that the Funds may enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts does not exceed 5% of the value of the Fund’s total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. The 5% limit does not apply to the TCW Emerging Markets Local Currency Income and TCW International Small Cap Funds. The entry into foreign currency forward contracts shall not be deemed to involve investing in commodities.

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9. For each of the TCW Concentrated Value, TCW Growth, TCW Growth Equities, TCW Relative Value Dividend Appreciation, TCW Relative Value Large Cap, TCW Select Equities, TCW Small Cap Growth, TCW SMID Cap Growth, TCW Value Opportunities, TCW Emerging Markets Income, TCW Core Fixed Income, TCW High Yield Bond, TCW Short Term Bond and TCW Total Return Bond Funds, no Fund will, with respect to 75 percent of its assets, (a) purchase the securities of any issuer, other than U.S. Government securities and securities of other investment companies if as a result more than five percent of the value of the Funds’ total assets would be invested in the securities of the issuer; or, (b) purchase more than 10 percent of the voting securities of any one issuer other than U.S. Government securities and securities of other investment companies.

10. No Fund will purchase securities on margin, except that a Fund may obtain any short-term credits necessary for clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts and related options will not be deemed to be a purchase of securities on margin.

11. No Fund will purchase the securities of an issuer for the purpose of acquiring control or management thereof.

12. The TCW Conservative Allocation Fund may invest in short-term instruments, U.S. Government Securities, money market instruments, unaffiliated investment companies, and other securities in addition to securities of other affiliated investment companies, for temporary defensive purposes or otherwise as deemed advisable by the Advisor to the extent permissible under existing or future rules of the SEC.

13. Underlying Funds may not invest in securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, or any successor provisions.

The percentage limitations contained in the restrictions listed above apply, with the exception of (1), at the time of purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the Fund.

For purposes of applying the terms of investment restriction number 4, the Advisor will, on behalf of each Fund, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which the Fund invests. As a general matter, an “industry” is considered to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular “industry” is therefore an evolving one, particularly for issuers in industries or sectors within industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. For example, some companies that sell goods over the internet (including issuers of securities in which the Fund invest) were initially classified as internet companies, but over time have evolved into the economic risk profiles of retail companies. The Advisor will use its best efforts to assign each issuer to the category which it believes is most appropriate. For the purposes of this investment restriction, the Funds interpret their policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry, as defined by the Corporation. The Funds take the position that mortgage-backed securities and asset-backed securities, whether government-issued or privately issued do not represent interests in any particular “industry” or group of industries, and therefore the 25% concentration restriction noted above does not apply to such securities. Further, the TCW Emerging Markets Income Fund and TCW Emerging Markets Local Currency Income Fund consider a government of an emerging market country to be an industry.

Notwithstanding the foregoing investment restrictions, the Underlying Funds in which the TCW Conservative Allocation Fund may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting the TCW Conservative Allocation Fund to engage indirectly in investment strategies that may be prohibited under the investment restrictions listed above.

INVESTMENT RESTRICTIONS (TCW Enhanced Commodity Strategy Fund)

The investment restrictions numbered 1 through 6 below have been adopted as fundamental policies (except as otherwise provided in 1). A fundamental policy affecting the Fund may not be changed without the vote of a majority of the outstanding shares of the affected Fund. Investment restriction 7 with respect to the Fund may be changed by vote of a majority of the Board of Directors at any time.

1. The Fund may not issue senior securities or borrow money, except to the extent permitted by the 1940 Act. For purposes of this restriction, the entering into of options, short sales, futures, forwards and other investment techniques or derivatives contracts, and collateral and margin arrangements with respect to such transactions, are not deemed to include the borrowing or the issuance of senior securities provided such transactions are “covered” in accordance with procedures established by the Board of Directors and applicable regulatory guidance.

2. The Fund will not underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 by virtue of disposing of portfolio securities.

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3. The Fund will not purchase any securities that would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of any one particular industry or group of industries, provided that (a) there shall be no limit on the Fund’s purchase of U.S. Government securities; and (b) the Fund may invest more than 25% of its total assets in instruments (such as structured notes) issued by companies in the financial services sectors (which includes the banking, brokerage and insurance industries). In determining industry classifications for foreign issuers, the Fund will use reasonable classifications that are not so broad that the primary economic characteristics of the companies in a single class are materially different. The Fund will determine such classifications of foreign issuers based on the issuer’s principal or major business activities.

4. The Fund will not purchase or sell real estate, real estate mortgage loans, residual interests in REMICs, oil, gas and other mineral leases (including other universal exploration or development programs), or real estate limited partnerships, except that the Fund may purchase securities backed by real estate or interests therein, or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

5. The Fund may not make loans of cash except by purchasing qualified debt obligations or entering into repurchase agreements.

6. The Fund will not purchase the securities of an issuer for the purpose of acquiring control or management thereof.

7. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction shall not prohibit the Fund, subject to restrictions described in the prospectuses and elsewhere in this SAI, from purchasing or selling commodity-linked derivative instruments, including but not limited to swap agreements and commodity-linked structured noted, options, futures contracts and options on futures contracts with respect to indices or individual commodities, or from investing in securities or other instruments linked to or backed by physical commodities or by indices, subject to compliance with any applicable provisions of the federal securities or commodities laws.

The percentage limitations contained in the restrictions listed above apply at the time of purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the Fund, except that the percentage limitations with respect to the borrowing of money will be continuously complied with.

For purposes of applying the terms of investment restriction number 3, the Advisor will, on behalf of the Fund, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which the Fund invests. As a general matter, an “industry” is considered to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular “industry” is therefore an evolving one, particularly for issuers in industries or categories within industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. For example, some companies that sell goods over the internet (including issuers of securities in which the Fund invests) were initially classified as internet companies, but over time have evolved into the economic risk profiles of retail companies. The Advisor will use its best efforts to assign each issuer to the category which it believes is most appropriate.

For purposes of investment restriction number 3, the Fund will look through each swap agreement (other than credit default swap agreements) to the reference issuers that constitute the swap agreement’s reference investment, as if the Fund had invested directly in those issuers in the same proportion to which each issue contributes to the reference investment.

INVESTMENT RESTRICTIONS (TCW Global Bond Fund)

The investment restrictions numbered 1 through 6 below have been adopted as fundamental policies (except as otherwise provided in 1). A fundamental policy affecting the Fund may not be changed without the vote of a majority of the outstanding shares of the affected Fund. Investment restriction 7 with respect to the Fund may be changed by vote of a majority of the Board of Directors at any time.

1. The Fund may not issue senior securities or borrow money, except to the extent permitted by the 1940 Act. For purposes of this restriction, the entering into of options, short sales, futures, forwards and other investment techniques or derivatives contracts, and collateral and margin arrangements with respect to such transactions, are not deemed to include the borrowing or the issuance of senior securities provided such transactions are “covered” in accordance with procedures established by the Board of Directors and applicable regulatory guidance.

2. The Fund will not underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 by virtue of disposing of portfolio securities.

3. The Fund will not purchase any securities that would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of any one particular industry or group of industries, provided that (a) there shall be no limit on the Fund’s purchase of U.S. Government securities or securities issued or guaranteed by foreign governments; and (b) the Fund

39

may invest more than 25% of its total assets in instruments (such as structured notes) issued by companies in the financial services sectors (which includes the banking, brokerage and insurance industries). In determining industry classifications for foreign issuers, the Fund will use reasonable classifications that are not so broad that the primary economic characteristics of the companies in a single class are materially different. The Fund will determine such classifications of foreign issuers based on the issuer’s principal or major business activities.

4. The Fund will not purchase or sell real estate, real estate mortgage loans, residual interests in REMICs, oil, gas and other mineral leases (including other universal exploration or development programs), or real estate limited partnerships, except that the Fund may purchase securities backed by real estate or interests therein, or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

5. The Fund may not make loans of cash except by purchasing qualified debt obligations or entering into repurchase agreements.

6. The Fund will not purchase the securities of an issuer for the purpose of acquiring control or management thereof.

7. The Fund may not invest in securities of other investment companies in reliance on Sections 12(d)(1)(F) or (G) of the 1940 Act, or any successor provisions.

The percentage limitations contained in the restrictions listed above apply at the time of purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the Fund, except that the percentage limitations with respect to the borrowing of money will be continuously complied with.

For purposes of applying the terms of investment restriction number 3, the Advisor will, on behalf of the Fund, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which the Fund invests. As a general matter, an “industry” is considered to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular “industry” is therefore an evolving one, particularly for issuers in industries or categories within industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. For example, some companies that sell goods over the internet (including issuers of securities in which the Fund invests) were initially classified as internet companies, but over time have evolved into the economic risk profiles of retail companies. The Advisor will use its best efforts to assign each issuer to the category which it believes is most appropriate. For the purposes of this investment restriction, the Fund interprets its policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry, as defined by the Corporation. The Fund takes the position that mortgage-backed securities and asset-backed securities, whether government-issued or privately issued do not represent interests in any particular “industry” or group of industries, and therefore the 25% concentration restriction noted above does not apply to such securities. Further, the Fund considers a foreign government to be an industry.

For purposes of investment restriction number 3, the Fund will look through each swap agreement (other than credit default swap agreements) to the reference issuers that constitute the swap agreement’s reference investment, as if the Fund had invested directly in those issuers in the same proportion to which each issue contributes to the reference investment.

INVESTMENT RESTRICTIONS (TCW International Growth Fund and TCW Emerging Markets Multi-Asset Opportunities Fund)

The investment restrictions numbered 1 through 6 below have been adopted as fundamental policies. A fundamental policy affecting the Fund may not be changed without the vote of a majority of the outstanding shares of the Fund. Investment restrictions 7 and 8 with respect to the Fund may be changed by vote of a majority of the Board of Directors at any time.

1. No Fund may borrow money or issue any senior security except as permitted under, or to the extent not prohibited by, the 1940 Act, and rules thereunder, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

2. No Fund may underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act by virtue of disposing of portfolio securities.

3 No Fund may purchase any securities that would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of any one particular industry or group of industries, provided that this limitation shall not apply to the Fund’s purchase of U.S. Government Securities, or to the TCW Emerging Markets Multi-Asset Opportunities Fund’s purchase of securities issued or guaranteed by the governments of emerging markets countries.

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4. No Fund may purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase or sell securities or instruments secured by real estate or interests therein or representing interests in real estate, and may make, purchase or sell real estate mortgage loans, or purchase or sell securities or instruments issued by issuers which invest, deal or otherwise engage in real estate or interests therein.

5. No Fund may make loans except as permitted under, or to the extent not prohibited by, the 1940 Act, and rules thereunder, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

6. Each Fund may invest in commodities only as permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund. This restriction shall not prohibit a Fund from purchasing or selling securities or other instruments backed by commodities or purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, interest rate or securities-related or foreign currency-related hedging instruments, swap agreements or other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

7. Each Fund may effect short sales of securities or maintain a short position only if a Fund at the time of sale either owns or has the right to acquire at no additional cost securities equivalent in kind and amount to those sold.

8. No Fund may purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures and options on futures. For purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin.

9. No Fund may invest in securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, or any successor provisions.

Unless otherwise indicated all percentage limitations listed above apply to each Fund only at the time at which a transaction is entered into. Accordingly, except with respect to borrowing or hypothecating assets of each Fund, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund’s net assets will not be considered a violation.

For purposes of applying the terms of investment restriction number 3, the Advisor will, on behalf of each Fund, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which the Fund invests. As a general matter, an “industry” is considered to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular “industry” is therefore an evolving one, particularly for issuers in industries or sectors within industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. For example, some companies that sell goods over the internet (including issuers of securities in which the Fund invest) were initially classified as internet companies, but over time have evolved into the economic risk profiles of retail companies. The Advisor will use its best efforts to assign each issuer to the category which it believes is most appropriate. For the purposes of this investment restriction, each Fund interprets its policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry, as defined by the Corporation. Each Fund takes the position that mortgage-backed securities and asset-backed securities, whether government-issued or privately issued do not represent interests in any particular “industry,” and therefore the 25% concentration restriction noted above does not apply to such securities. Further, the TCW Emerging Markets Multi-Asset Opportunities Fund considers a government of an emerging market country to be an industry.

DIRECTORS AND OFFICERS

A board of ten directors is responsible for overseeing the Funds’ affairs. The directors of the Funds, and their business addresses and their principal occupations for the last five years are set forth below. Each director oversees each of the twenty-one Funds in the Corporation, as of the date of this Statement of Additional Information.

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The directors in the table below are not “interested persons” of the Advisor, including its affiliates, or the Corporation (the “Independent Directors”).

Independent Directors

Name, Address, Age and Position with Funds (1)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen(2)
Samuel P. Bell (77)	Mr. Bell has served as a director of TCW Funds, Inc. since October 2002.	Private Investor.	Point 360 (post production services)	22

John A. Gavin (82)	Mr. Gavin has served as a director of TCW Funds, Inc., since May 2001.	Founder and Chairman of Gamma Holdings (international capital consulting firm).	Hotchkis and Wiley Funds (mutual fund with 5 series).	22

Patrick C. Haden (61) Chairman of the Board	Mr. Haden has served as a director of TCW Funds, Inc. since May 2001.	Athletic Director, University of Southern California. Prior to August 2010, General Partner, Riordan, Lewis & Haden (private equity firm).	Tetra Tech, Inc. (environmental consulting)	32

Janet E. Kerr (59)	Ms. Kerr has served as a director of TCW Funds, Inc. since August 2010.	Professor Emeritus and Founder, Geoffrey H. Palmer Center for Entrepreneurship and the Law, Pepperdine University School of Law, and Chief Strategy Officer, Exemplify (technology management company).	La-Z-Boy Furniture Incorporated (residential furniture producer), Tilly’s Inc. (a retailer of apparel and accessories)	22

Peter McMillan (56)	Mr. McMillan has served as a director of TCW Funds, Inc. since August 2010.	Co-founder, Managing Partner and Chief Investment Officer, Temescal Canyon Partners (investment advisory firm) since May 2013; Co-founder and Managing Partner, Willowbrook Capital Group, LLC (investment advisory firm) and Co-founder and Executive Vice President, KBS Capital Advisors (a manager of real estate investment trusts).	KBS Real Estate Investment Trusts (real estate investments)	32

Charles A. Parker (79)	Mr. Parker has served as a director of the TCW Funds, Inc. since April 2003.	Private Investor.	Burridge Center for Research in Securities Prices (University of Colorado)	22

Victoria B. Rogers (52)	Ms. Rogers has served as a director of the TCW Funds, Inc. since October 2011.	President, the Rose Hills Foundation (Los Angeles, CA)	Causeway Capital Management Trust (mutual fund with 5 series)	22

Andrew Tarica (54)	Mr. Tarica has served as a director of the TCW Funds, Inc. since March 2012.	Chief Executive Officer, Meadowbrook Capital Management (asset management company) and Employee, Concept Capital.	None	32

(1)	The address of each Independent Director is c/o Bingham McCutchen LLP, Counsel to the Independent Directors, 355 South Grand Avenue, Los Angeles, CA 90071.
(2)	Includes Metropolitan West Funds and TCW Strategic Income Fund, Inc.

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Interested Directors

The Directors in the table below are “interested persons” of the Corporation as defined in the 1940 Act (each, an “Interested Director”) because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc. the parent company of the Advisor.

Name, Address, Age and Position with Funds (1)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen (2)
David S. DeVito (51) President and Chief Executive Officer	Mr. DeVito has served as a director of TCW Funds, Inc. since February 2014.	Executive Vice President and Chief Operating Officer, the Advisor, The TCW Group, Inc., Trust Company of the West, Metropolitan West Asset Management and TCW Asset Management Company; President and Chief Executive Officer, TCW Strategic Income Fund, Inc.; Executive Vice President and Chief Financial Officer, Metropolitan West Funds.	None	22

Marc I. Stern (69)	Mr. Stern has served as a director since inception of TCW Funds, Inc. in September 1992.	Chairman, The TCW Group, Inc, TCW Investment Management Company, TCW Asset Management Company and Metropolitan West Asset Management. Prior to February 2013, Chief Executive Officer and Chairman, the Advisor; Vice Chairman and Chief Executive Officer, The TCW Group, Inc., and TCW Asset Management Company; and Vice Chairman, Trust Company of the West.	Qualcomm Incorporated (wireless communications)	21

(1)	The address of each Interested Director is c/o Trust Company of the West, 865 South Figueroa Street, Los Angeles, CA 90017.

(2)	Includes Metropolitan West Funds and TCW Strategic Income Fund, Inc.

Thomas E. Larkin, Jr. retired from the Board effective February 6, 2013 and was subsequently appointed Director Emeritus by the Board of Directors. Charles W. Baldiswieler retired from the Board effective December 31, 2013.

Leadership Structure

The Board of Directors is responsible for the overall management of the Corporation, including general supervision of the duties performed by the Advisor and other service providers in accordance with the provisions of the 1940 Act, other applicable laws and the Corporation’s Articles of Incorporation and By-Laws. The Board of Directors meets in regularly scheduled meetings throughout the year. It is currently composed of ten Directors, including eight Independent Directors. As discussed below, the Board of Directors has established three committees to assist the Board of Directors in performing its oversight responsibilities.

The Board of Directors has appointed an Independent Director to serve as its Chairman. The Chairman’s primary role is to set the agenda of the Board of Directors and determine what information is provided to the Board of Directors with respect to matters to be acted upon by the Board of Directors. The Chairman presides at all meetings of the Board of Directors and leads the Board of Directors through its various tasks. The Chairman also acts as a liaison with management in carrying out the Board of Directors’ functions. The Chairman also performs such other functions as may be requested by the Board of Directors from time to time. The designation of Chairman does not impose any duties, obligations or liabilities that are greater than the duties, obligations or liabilities imposed on such person as a member of the Board of Directors, generally.

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Risk Oversight

Through its direct oversight role, and indirectly through its Committees, the Board of Directors performs a risk oversight function for the Corporation consisting, among other things, of the following activities:

General Oversight. The Board of Directors regularly meets with, or receives reports from, the officers of the Corporation and representatives of key service providers to the Corporation, including the Advisor, administrator, transfer agent, custodian and independent registered public accounting firm to review and discuss the operational activities of the Corporation and to provide direction with respect thereto.

Compliance Oversight. The Board of Directors reviews and approves the procedures of the Corporation established to ensure compliance with applicable federal securities laws. The Board of Directors keeps informed about how the Corporation’s operations conform to its compliance procedures through regular meetings with, and reports received from the Corporation’s Chief Compliance Officer, and other officers.

Investment Oversight. The Board of Directors monitors investment performance during the year through regular performance reports from management with references to appropriate performance measurement indices. The Board of Directors also receives focused performance presentations on a regular basis, including special written reports and oral presentations by portfolio managers. In addition, the Board of Directors monitors the Corporation’s investment practices and reviews its investment strategies with management and receives focused presentations.

Valuation Oversight. The Board of Directors has approved the valuation methodologies used in establishing the daily values of the Corporation’s assets and monitors the accuracy with which the valuations are carried out. The Board of Directors receives regular reports on the use of fair value prices and monitors the effectiveness of the Corporation’s valuation procedures.

Financial Reporting. Through its Audit Committee, the Board of Directors meets regularly with the Corporation’s independent registered public accounting firm to discuss financial reporting matters, the adequacy of the Corporation’s internal controls over financial reporting, and risks to accounting and financial reporting matters.

Committees

Audit Committee. The Audit Committee makes recommendations to the Board of Directors concerning the selection of the independent auditors and reviews with the auditors the results of the annual audit, including the scope of auditing procedures, the adequacy of internal controls and compliance by the Corporation with the accounting, recording and financial reporting requirements of the 1940 Act. The Audit Committee also reviews compliance with the Code of Ethics by the executive officers, directors and investment personnel of the Advisor. The Audit Committee’s members consist of Mses. Kerr and Rogers and Messrs. Bell, Gavin, Haden, McMillan, Parker and Tarica. Each Audit Committee member is an Independent Director. During the fiscal year ended October 31, 2013, the Audit Committee held four meetings.

Executive Committee. The Executive Committee has the same powers of the Board of Directors except the power to declare dividends or other stock distributions, elect directors, authorize the issuance of stock except as permitted by statute, to recommend to the shareholders any action requiring their approval, to amend the By-Laws or to approve any merger or share exchange not requiring shareholder approval. The Executive Committee’s members consist of Messrs. Bell, Haden and Stern. Messrs. Bell and Haden are Independent Directors and Mr. Stern is an Interested Director. During the fiscal year ended October 31, 2013, the Executive Committee held no meetings.

Nominating Committee. The Nominating Committee makes recommendations to the Board of Directors regarding nominations for membership on the Board of Directors. It evaluates candidates’ qualifications for Board membership and, with respect to nominees for positions as independent directors, their independence from the Corporation’s investment advisor and other principal service providers. The Nominating Committee periodically reviews director compensation and recommends any appropriate changes to the Board as a group. This Committee also reviews and may make recommendations to the Board of Directors relating to those issues that pertain to the effectiveness of the Board in carrying out its responsibilities in governing the Corporation and overseeing the management of the Corporation. The members of the Corporation’s Nominating Committee are Mses. Kerr and Rogers and Messrs. Bell, Gavin, Haden, McMillan, Parker and Tarica. Each Nominating Committee member is an Independent Director. During the fiscal year ended October 31, 2013, the Nominating Committee held four meetings.

The Nominating Committee will consider potential director candidates recommended by shareholders provided that the proposed candidates satisfy the director qualification requirements provided in the Corporation’s Directors Nominating and Qualification Charter and are not “interested persons” of the Corporation within the meaning of the 1940 Act. In determining procedures for the submission of potential candidates by shareholders and any eligibility requirements for such nominees and the shareholders submitting the nominations, the Nominating Committee has looked to recent SEC promulgations regarding director nominations for guidance.

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The Corporation seeks as Directors individuals of distinction and experience in business or finance, government service or academia. In determining that a particular person was and continues to be qualified to serve as a Director, the Board of Directors has considered a variety of criteria, none of which, in isolation, was controlling. Based on a review of the experience, qualifications, attributes or skills of each Director, the Board has determined that each of the Directors is qualified to serve as a Director of the Corporation. In addition, the Board of Directors believes that, collectively, the Directors have balanced and diverse experience, qualifications, attributes and skills that allow the Board of Directors to operate effectively in governing the Corporation and protecting the interests of shareholders.

Additional Information About the Directors

Samuel P. Bell. Mr. Bell, Chairman of the Audit Committee, is a private investor and serves on the boards of Post 360, a post production services company and TCW Strategic Income Fund, Inc. (“TSI”), a publicly-traded closed-end fund. He previously was President of Los Angeles Business Advisors, a not-for-profit business organization. Prior to 1996, Mr. Bell served as the Area Managing Partner of Ernst & Young, a public accounting firm, for the Pacific Southwest Area.

David S. DeVito. Mr. DeVito is Executive Vice President and Chief Operating Officer of the Advisor, TCW Asset Management Company, Metropolitan West Asset Management and Trust Company of the West, is Executive Vice President and Chief Financial Officer of Metropolitan West Funds, and is President and Executive Officer of TSI, a publicly traded closed-end fund. He also serves on the boards of several philanthropic organizations including the YMCA of Metropolitan Los Angeles and Loyola High School of Los Angeles. Prior to joining TCW in 1993, Mr. DeVito was a Certified Public Accountant and Senior Manager with Deloitte & Touche LLP. He is also a member of the American Institute of Certified Public Accountants and the California Society of CPAs.

John A. Gavin. Mr. Gavin, Chairman of the Nominating Committee, is founder and Chairman of Gamma Holdings, an international capital consulting firm and serves on the boards of the Hotchkis and Wiley Funds, a mutual fund complex, and TSI, a publicly-traded closed-end fund. From 1981 to 1986, Mr. Gavin served as the United States Ambassador to Mexico.

Patrick C. Haden. Mr. Haden, the Independent Chairman of TCW Funds, Inc., is the Athletic Director of the University of Southern California. Previously he was a General Partner in Riordan, Lewis & Haden, a private equity fund and serves on the boards of Tetra Tech, Inc., an environmental consulting company, the Metropolitan West Funds, a mutual fund complex managed by an affiliate of the Advisor, and TSI, a publicly-traded closed-end fund, of which he is also the Independent Chairman. Mr. Haden is a Rhodes Scholar and prior to August 2010, a member of the Board of Trustees of the University of Southern California.

Janet E. Kerr. Ms. Kerr serves on the board of La-Z-Boy Incorporated, a residential furniture producer, TSI, a publicly-traded closed-end fund and Tilly’s Inc., a retailer of apparel and accessories. Ms. Kerr is also Professor Emeritus and Founder of the Geoffrey H. Palmer Center for Entrepreneurship and the Law at the Pepperdine University School of Law and Chief Strategy Officer of Exemplify, a technology management company. Ms. Kerr has founded several technology companies and is a well known author in the areas of securities, corporate law and corporate governance, having published several articles and a book on the subjects. She is also a member of the National Association of Corporate Directors and Women Corporate Directors.

Peter McMillan. Mr. McMillan is the Co-founder and Managing Partner of Willowbrook Capital Group, LLC, an investment advisory firm, co-founder, Managing Partner and Chief Investment Officer of Temescal Canyon Partners, an investment advisory firm, since May 2013, and co-founder and Executive Vice President of KBS Capital Advisors, a manager of real estate investment trusts. He serves on the boards of four KBS Real Estate Investment Trusts, TSI, a publicly-traded closed-end fund and the Metropolitan West Funds, a mutual fund complex managed by an affiliate of the Advisor. Prior to forming Willowbrook Capital Group in 2000, Mr. McMillan served as the executive vice president and chief investment officer of Sun America Investments, Inc. Prior to 1989, he served as assistant vice president for Aetna Life Insurance for Aetna Life Insurance and Annuity Company with responsibility for the company’s fixed income portfolios.

Charles A. Parker. Mr. Parker is a private investor and serves on the boards of the Burridge Center for Research in Security Prices (Leeds School of Business, University of Colorado) and TSI, a publicly-traded closed-end fund. Previously Mr. Parker was an executive vice president and director of the Continental Corporation and chairman and chief executive officer of Continental Asset Management Corporation.

Victoria B. Rogers. Ms. Rogers is President of The Rose Hills Foundation, a $475 million foundation based in Los Angeles, California. She also serves on the Boards of Trustees of Polytechnic School (Pasadena, California), Norton Simon Museum, USA Water Polo, Stanford University, TSI, a publicly-traded closed-end fund, and Causeway Capital Management Trust, a mutual fund company. Previously, Ms. Rogers served on the Boards of Trustees of The Chandler School (Pasadena, California), The Hotchkiss School (Lakeville, Connecticut) and the YMCA of Metropolitan Los Angeles. Ms. Rogers has substantial experience in the area of taxes, accounting, non-profit organizations and foundation management having been previously employed by Deloitte & Touche LLP, Security Pacific Bank and The Whittier Trust Company.

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Marc I. Stern. Mr. Stern is Chairman of The TCW Group, Inc., TCW Investment Management Company, TCW Asset Management Company, Metropolitan West Asset Management, Vide Chairman of Trust Company of the West, and serves on the board of Qualcomm Inc. Prior to joining TCW in 1990, Mr. Stern was President of Sun America, Inc. He also serves on the boards of several philanthropic and civic organizations and universities including the Los Angeles Opera, the Performing Arts Center of Los Angeles County, the John F. Kennedy Center for the Performing Arts, the Southern California Committee for the Olympic Games, the Marc and Eva Stern Foundation, Dickenson College and the California Institute of Technology. Mr. Stern was appointed as a “Commandeur de l’Ordre National du Mérite” by the President of France

Andrew Tarica. Since 2001, Mr. Tarica has been Chief Executive Officer of Meadowbrook Capital Management, a fixed-income asset management company that also manages a fixed income hedge fund. From 2005 through 2010, Mr. Tarica served as an employee of the broker-dealer business of Sanders Morris Harris, a Houston, Texas-based asset manager and broker-dealer, where he managed a fixed-income portfolio. Sanders Morris Harris’ broker-dealer business became Concept Capital in 2010, where Mr. Tarica is currently employed. He also serves on the board of the Metropolitan West Funds, a mutual fund complex managed by an affiliate of the Advisor.

Equity Ownership of Directors

Independent Directors

As of February 1, 2014, the Directors and officers of the Corporation, as a group, owned less than 1% of the outstanding shares of each of the Funds, other than the TCW Emerging Markets Multi-Asset Opportunities Fund, Class I, TCW Enhanced Commodity Strategy Fund, Class I, and TCW SMID Cap Growth Fund, Class I, of which they own 5.1%, 4.0% and 5.1%, respectively.

The following tables set forth the equity ownership of the Directors in each Fund as of December 31, 2013. The code for the dollar range of equity securities owned by the directors is: (a) $1-$10,000, (b) $10,001-$50,000, (c) $50,001-$100,000; and (d) over $100,000.

Name of Director	Dollar Range of Equity Securities in the Corporation	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Samuel P. Bell	TCW Select Equities Fund (c)	(d)
TCW Value Opportunities Fund (c)

John A. Gavin	TCW Select Equities Fund (d)	(d)

Patrick C. Haden	TCW Emerging Markets Income Fund (c) TCW Emerging Markets Multi-Asset Opportunities Fund (b)	(d)
TCW Total Return Bond Fund (d)

Janet E. Kerr	TCW Short Term Bond Fund (b)	(b)
TCW Total Return Bond Fund (a)
TCW Conservative Allocation Fund (a)

Peter McMillan	TCW Select Equities Fund (b)	(b)

Charles A. Parker	TCW Emerging Markets Income Fund (d)	(d)
TCW Total Return Bond Fund (a)

Victoria B. Rogers	TCW Emerging Markets Income Fund (d)	(d)

Andrew Tarica	None

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Interested Directors

Name of Director	Dollar Range of Equity Securities in the Corporation	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
David S. DeVito	TCW Concentrated Value Fund (b)	(d)
TCW Growth Equities Fund (b)
TCW Relative Value Large Cap Fund (b)
TCW Select Equities Fund (c)
TCW Small Cap Growth Fund (b)
TCW Emerging Markets Income Fund (b)
TCW Total Return Bond Fund (b)

Marc I. Stern	TCW Emerging Markets Multi-Asset Opportunities Fund (d)	(d)
TCW Emerging Markets Local Currency Income Fund (d)
TCW Enhanced Commodity Strategy Fund(c)
TCW High Yield Bond Fund (c)
TCW Relative Value Large Cap Fund (d)
TCW Select Equities Fund (d)
TCW Small Cap Growth Fund (d)
TCW SMID Cap Growth Fund (d)
TCW Total Return Bond Fund (c)
TCW International Growth Fund (b)

Compensation of Independent Directors

The Corporation pays each Independent Director an annual fee of $45,000 plus a per joint meeting fee of $1,750 for meetings of the Board of Directors or Committees of the Board of Directors attended by the director prorated among the Funds. The Chairman of the Audit Committee also receives a $15,000 annual retainer, the Chairman of the Nominating Committee an additional $1,500 annual retainer and the Independent Chairman of the Corporation receives an additional $22,500 annual retainer. Directors are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors and officers who are employed by the Advisor or an affiliated company thereof receive no compensation nor expense reimbursement from the Corporation. Directors do not receive any pension or retirement benefits as a result of their service as a director of the Corporation.

The following table illustrates the compensation paid to the Independent Directors by the Corporation for the fiscal year ended October 31, 2013.

Name of Independent Director	Aggregate Compensation From TCW Funds, Inc.
Samuel P. Bell	$70,750
John A. Gavin	$57,250
Patrick C. Haden	$78,250
Janet E. Kerr	$55,750
Peter McMillan	$40,500
Charles A. Parker	$55,750
Victoria B. Rogers	$55,750
Andrew Tarica	$40,500

At a meeting held on March 14, 2011, the Board of Directors approved a Deferred Compensation Plan for the Independent Directors. The table below lists the total amount of deferred compensation (including interest) payable to the respective Independent Directors as of October 31, 2013.

Name of Independent Director	Aggregate Compensation From TCW Funds, Inc.
Samuel P. Bell	—
John A. Gavin	—
Patrick C. Haden	—

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Janet E. Kerr	—
Peter McMillan	$15,250
Charles A. Parker	—
Victoria B. Rogers	—
Andrew Tarica	$15,250

The following table illustrates the total compensation paid to Corporation’s Independent Directors for the fiscal year ended October 31, 2013 by TCW Strategic Income Fund, Inc., Metropolitan West Funds and the Corporation. TCW Strategic Income Fund, Inc. is included solely because the Corporation’s Advisor, TCW Investment Management Company, also serves as its investment advisor and Metropolitan West Funds is included solely because the Corporation’s Advisor is under common control with its advisor, Metropolitan West Asset Management, LLC.

Name of Independent Directors	Total Cash Compensation from TCW Funds, Inc. TCW Strategic Income Fund, Inc. and Metropolitan West Funds
Samuel P. Bell	$85,000
John A. Gavin	$71,500
Patrick C. Haden	$137,500
Janet E. Kerr	$70,000
Peter McMillan	$115,000
Charles A. Parker	$70,000
Victoria B. Rogers	$70,000
Andrew Tarica	$130,000

Retirement Policy

The Corporation has not adopted a retirement policy for directors.

Officers

The officers of the Corporation who are not also directors of the Corporation are:

Name, Address and Age	Position(s) Held with Corporation	Principal Occupation(s) During Past 5 Years(1)
Peter A. Brown (58)*	Senior Vice President	Managing Director, the Advisor, The TCW Group Inc., Trust Company of the West, TCW Asset Management Company and Metropolitan West Asset Management; Senior Vice President, TCW Strategic Income Fund, Inc.

Meredith S. Jackson (54)*	Senior Vice President, General Counsel and Secretary. Interim Chief Compliance Officer	Executive Vice President, General Counsel, Interim Chief Compliance Officer and Secretary, the Advisor, The TCW Group Inc., Trust Company of the West, TCW Asset Management Company and Metropolitan West Asset Management; Senior Vice President, General Counsel, Secretary and Interim Chief Compliance Officer, TCW Strategic Income Fund, Inc.; Executive Vice President, General Counsel and Secretary, Metropolitan West Funds. Previously, Partner and Chair of the Debt Finance Practice Group, Irell & Manella (law firm) (1999 – January 2013).

Richard M. Villa (49)(2)*	Treasurer and Chief Financial Officer	Managing Director and Chief Financial Officer, Trust Company of the West, TCW Asset Management Company, TCW Investment Management Company, Metropolitan West Asset Management. Treasurer and Chief Financial Officer, TCW Strategic Income Fund, Inc.

(1)	Positions with The TCW Group, Inc. and its affiliates may have changed over time.

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(2)	Richard M. Villa was elected an Officer of the Corporation on February 5, 2014.
*	Address is 865 South Figueroa Street, 18th Floor, Los Angeles, California 90017

In addition, George N. Winn, Senior Vice President of Trust Company of the West, TCW Asset Management Company, Metropolitan West Asset Management and the Advisor, is Assistant Treasurer of the Corporation, Patrick W. Dennis, Senior Vice President & Associate General Counsel of Trust Company of the West, TCW Asset Management Company, Metropolitan West Asset Management and the Advisor, is Assistant Secretary of the Corporation, and Jon-Luc Dupuy, Vice President and Senior Counsel for State Street Corporation’s Legal Administration Group, is Assistant Secretary of the Corporation.

INVESTMENT ADVISORY AGREEMENT

The Corporation and the Advisor are parties to an Investment Management and Advisory Agreement (“Advisory Agreement”). The Advisor was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. (“TCW”). On February 6, 2013, global alternative asset manager The Carlyle Group (NASDAQ:CG), and the management of TCW announced the completion of their acquisition of TCW from Société Générale, creating an independent firm. As a result of the transaction, TCW management and employees owns approximately 40% of the firm on a fully diluted basis.

The Advisory Agreement was approved by a majority of the Board of Directors, including the Independent Directors, on September 24, 2012, and was subsequently approved by the shareholders of each of the Funds, except TCW Emerging Markets Multi-Asset Opportunities Fund, at a special meeting of shareholders called for that purpose.

An amendment to the Advisory Agreement, adding the TCW Emerging Markets Multi-Asset Opportunities Fund, was approved by the Board of Directors on May 20, 2013.

Under the Advisory Agreement, the Corporation retains the Advisor to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, to administer its day-to-day operations, and to be responsible for overall management of the Corporation’s business affairs subject to control by the Board of Directors of the Corporation. The Advisor is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of each Fund’s investment objectives.

The Advisor furnishes to the Corporation office space at such places as are agreed upon from time to time and all office facilities, business equipment, supplies, utilities and telephone service necessary for managing the affairs and investments and arranges for officers or employees of the Advisor to serve, without compensation from the Corporation, as officers, directors or employees of the Company if desired and reasonably required by the Corporation.

The fee allocable to each Fund, payable monthly, is calculated daily by applying the annual investment advisory fee percent for the Fund to the Fund’s net asset value, except for the TCW Conservative Allocation Fund, which is not charged an investment advisory fee. Under the Advisory Agreement, the TCW Conservative Allocation Fund does not pay any amount to the Advisor as compensation for the services rendered, facilities furnished, and expenses paid by it. However, the Advisor serves as investment advisor to the Underlying Funds and is paid a fee by the Underlying Funds for providing such service. Accordingly, shareholders of the TCW Conservative Allocation Fund indirectly bear a portion of the fees paid by the Underlying Funds to the Advisor and other service providers, and the other expenses borne by the Underlying Funds. The annual management fee (as a percentage of average net asset value) for each Fund is as follows:

U.S. Equity Funds
TCW Concentrated Value Fund	0.65%
TCW Growth Fund	0.75%
TCW Growth Equities Fund	1.00%
TCW Relative Value Dividend Appreciation Fund	0.75%
TCW Relative Value Large Cap Fund	0.75%
TCW Select Equities Fund	0.75%
TCW Small Cap Growth Fund	1.00%
TCW SMID Cap Fund	1.00%
TCW Value Opportunities Fund	0.80%

49

U.S. Fixed Income Funds
TCW Core Fixed Income Fund	0.40%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW High Yield Bond Fund	0.45%
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.50%

International Funds
TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Emerging Markets Multi Asset Opportunities Fund	0.95%
TCW Global Bond Fund	0.55%
TCW International Growth Fund	0.85%
TCW International Small Cap Fund	0.75%

The Advisor has agreed to reduce its investment advisory fee or to pay the operating expenses of a Fund to the extent necessary to limit the Fund’s operating expenses to an amount not to exceed the trailing monthly expense ratio average for comparable funds as calculated by Lipper Inc. This expense limitation is voluntary and terminable on six months notice. In addition, certain Funds have contractual fee or expense caps. This contractual fee waiver and/or expense reimbursement excludes interest and acquired fund fees and expenses, if any.

The table below sets forth the investment advisory fee, exclusive of any expense reimbursement, paid by each Fund (except for the TCW Conservative Allocation Fund which has no investment advisory fee) for the period or fiscal year ended October 31:

Fund	Fiscal Year Ended 2013		Fiscal Year Ended 2012		Fiscal Year Ended 2011
U.S. Equity Funds
TCW Concentrated Value Fund	$50,723		$133,737		$335,102
TCW Growth Fund	17,220		193,228		187,751
TCW Growth Equities Fund	488,785		943,558		1,195,245
TCW Relative Value Dividend Appreciation Fund	6,488,810		4,703,226		4,833,202
TCW Relative Value Large Cap Fund	6,055,748		4,660,385		3,519,721
TCW Select Equities Fund	10,283,151		6,684,794		4,092,204
TCW Small Cap Growth Fund	4,435,539		11,600,700		10,693,497
TCW SMID Cap Growth Fund	454,161		417,067		205,400
TCW Value Opportunities Fund	1,148,410		1,058,674		1,680,848
U.S. Fixed Income Funds
TCW Core Fixed Income Fund	4,680,221		3,199,176		1,386,523
TCW Enhanced Commodity Strategy Fund [4]	21,385		24,058		16,702	[3]
TCW High Yield Bond Fund	229,115		420,465		684,713
TCW Short Term Bond Fund	53,060		34,418		88,016
TCW Total Return Bond Fund	43,179,697		30,390,146		26,262,619
International Funds
TCW Emerging Markets Income Fund	49,823,340		29,055,761		15,731,516
TCW Emerging Markets Local Currency Income Fund	2,830,093		1,324,189		473,689	[2]
TCW Emerging Markets Multi-Asset Opportunities Fund	102,442	[6]	—		—
TCW Global Bond Fund	124,668		110,954	[5]	—
TCW International Growth Fund	18,933		—		—
TCW International Small Cap Fund	236,171		215,481		108,885	[1]

[1]	For the period February 28, 2011 (Commencement of Operations) through October 31, 2011

50

[2]	For the period December 14, 2010 (Commencement of Operations) through October 31, 2011
[3]	For the period April 1, 2011 (Commencement of Operations) through October 31, 2011
[4]	The reported amounts represent the consolidated payments from the Fund and its subsidiary made to the Advisor
[5]	For the period December 1, 2011 (Commencement of Operations) through October 31, 2012
[6]	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013

In addition to the management fees discussed above, the Corporation and TCW Strategic Income Fund, Inc. reimburse the Advisor for certain regulatory compliance services pursuant to a written agreement. Under the terms of the agreement, the Corporation and TCW Strategic Income Fund, Inc. reimbursed the Advisor in the amount of $291,607 for the 2013 calendar year. The Corporation’s share was $285,753. This amount is allocated pro rata to each Fund based on management fees paid by each Fund to the Advisor.

Except for expenses specifically assumed by the Advisor under the Advisory Agreement, each Fund bears all expenses incurred in its operations. Fund expenses include the fee of the Advisor; expenses of the Plan of Distribution pursuant to Rule 12b-1; compensation and expenses of directors who are not officers or employees of the Advisor; registration, filing and other fees in connection with filings with states and other regulatory authorities; fees and expenses of independent accountants; the expenses of printing and mailing proxy statements and shareholder reports; custodian and transfer and dividend disbursing agent charges; brokerage fees and commissions and securities transaction costs; taxes and corporate fees; legal fees; the fees of any trade association; the costs of the administrator and fund accountant; compliance support services; the cost of stock certificates, if any, representing shares of the Fund; organizational expenses; expenses of shareholder and director meetings; the cost and expense of printing, including typesetting, and distributing prospectuses and supplements thereto to the Fund’s shareholders; premiums for the fidelity bond and any errors and omissions insurance; interest and taxes; and any other ordinary or extraordinary expenses incurred in the course of the Fund’s business. The 12b-1 fees relating to the Class N shares will be directly allocated to that class.

The TCW Conservative Allocation Fund, as a shareholder of the Underlying Funds, also indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. The TCW Conservative Allocation Fund’s expense ratios, as disclosed in the Funds’ prospectus, may be higher or lower depending on the allocation of the TCW Conservative Allocation Fund’s assets among the Underlying Funds and the actual expenses of the Underlying Funds.

The Advisory Agreement was approved by each Fund’s shareholders and will continue in effect as to each Fund initially for two years and thereafter from year to year if such continuance is specifically approved at least annually by (a) the Board of Directors of the Corporation or by the vote of a majority of the outstanding voting securities of the Fund, and (b) vote of a majority of the directors who are not “interested persons” of the Corporation or the Advisor (the Independent Directors), cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated without penalty at any time on 60 days’ written notice, by vote of a majority of the Board of Directors of the Corporation or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement terminates automatically in the event of its assignment.

At a meeting held on September 24, 2012, the Board, including the Independent Directors, re-approved the Advisory Agreement with respect to each Fund for an additional one year term. In addition, the Board, including the Independent Directors, approved the New Agreement with respect to each Fund for a term of two years, after which it would continue from year to year subject to the same approval process as described above for the Advisory Agreement. Pursuant to a Proxy Statement, shareholders of the Corporation also approved the Advisory Agreement.

At a meeting held on May 20, 2013, the Board, including the Independent Directors, approved an amendment to the Advisory Agreement adding the TCW Emerging Markets Multi-Asset Opportunities Fund.

The Corporation has acknowledged that the name “TCW” is owned by TCW, the parent of the Advisor. The Corporation has agreed to change its name and the name of the Funds at the request of TCW if any advisory agreement into which TCW or any of its affiliates and the Corporation may enter is terminated.

The Advisory Agreement also provides that the Advisor shall not be liable to the Corporation for any actions or omissions if it acted in good faith without gross negligence, willful misfeasance, bad faith, or from reckless disregard of its duties.

51

The TCW Enhanced Commodity Strategy Fund, through the Subsidiary, seeks exposure to certain commodity-linked instruments. The Subsidiary has entered into a separate advisory agreement with the Advisor for the management of the Subsidiary’s portfolio (the “Subsidiary Advisory Agreement”) pursuant to which the Subsidiary will pay the Advisor a management fee at the same rate that the Fund pays the Advisor for services provided to the Fund. The Advisor has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. The Subsidiary Advisory Agreement is terminable by either party thereto, without penalty, on 60 days’ prior written notice.

PORTFOLIO MANAGEMENT

Portfolio Manager Compensation

The overall objective of the Advisor’s compensation program for portfolio managers is to attract competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contributions to the successful performance of the accounts they manage. Portfolio managers are compensated through a combination of base salary, profit sharing based compensation (“profit sharing”), bonus and equity incentive participation in the Advisor’s parent company (“equity incentives”). Profit sharing and equity incentives generally represent most of the portfolio managers’ compensation. In some cases, portfolio managers are eligible for discretionary bonuses.

Salary. Salary is agreed to with managers at time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of the portfolio manager’s compensation.

Profit Sharing. Profit sharing is linked quantitatively to a fixed percentage of net income relating to accounts in the investment strategy area for which the portfolio managers are responsible and is typically paid quarterly. In most cases, revenues are allocated to a pool and profit sharing compensation is paid out after the deduction of certain expenses (including base salaries) related to the strategy group. The profit sharing percentage used to compensate a portfolio manager for management of the Funds is generally the same as that used to compensate portfolio managers for all other client accounts in the same strategy managed by the Advisor or one of the other TCW Advisors (together, “the TCW Group”). Income included in a profit sharing pool will relate to the products managed by the portfolio manager. In some cases, the pool includes revenues related to more than one equity or fixed income product where the portfolio managers work together as a team, in which case each participant in the pool is entitled to profit sharing derived from all the included products. In certain cases, a portfolio manager may also participate in a profit sharing pool that includes revenues from products besides the strategies offered in the Funds, including alternative investment products; the portfolio manager would be entitled to participate in such pool where he or she supervises, is involved in the management of, or is associated with a group, other members of which manage, such products. Profit sharing arrangements are generally the result of agreement between the portfolio manager and the TCW Group, although in some cases they may be discretionary based on supervisor allocation.

In some cases, the profit sharing percentage is subject to increase based on the relative pre-tax performance of the investment strategy composite returns, net of fees and expenses, to that of the benchmark. The measurement of performance relative to the benchmark can be based on single year or multiple year metrics, or a combination thereof. The benchmark used is the one associated with the Fund managed by the portfolio manager as disclosed in the prospectus. Benchmarks vary from strategy to strategy but, within a given strategy, the same benchmark applies to all accounts, including the Funds. In the case of the Concentrated Value Fund, the Russell 1000 Value rather than the S&P 500 is used to measure performance for purposes of the profit sharing percentage.

Discretionary Bonus/Guaranteed Minimums. In general, portfolio managers do not receive discretionary bonuses. However, in some cases bonuses may be paid on a discretionary basis out of a department profit sharing pool, as determined by the supervisor(s) in the department. In other cases where portfolio managers do not receive profit sharing or where the company has determined the combination of salary and profit sharing does not adequately compensate the portfolio manager, discretionary bonuses may be paid by the TCW Group. Also, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory bonus if the sum of their salary and profit sharing does not meet certain minimum thresholds.

Equity Incentives. Many portfolio managers participate in equity incentives based on overall firm performance of the TCW Group and its affiliates, through ownership or participation in restricted unit plans that vest over time or unit appreciation plans of the Advisor’s parent company. The plans include the Fixed Income Retention Plan, Restricted Unit Plan and 2013 Equity Unit Incentive Plan.

Under the Fixed Income Retention Plan, certain portfolio managers in the fixed income area were awarded cash and/or partnership units in the Advisor’s parent company, either on a contractually-determined basis or on a discretionary basis. Awards under this plan were made in 2010 that vest over a period of time and other awards are granted annually.

Under the Restricted Unit Plan, certain portfolio managers in the fixed income and equity areas were awarded partnership units in the Advisor’s parent company. Awards under this plan vest over time. Vesting is in part dependent on satisfaction of performance criteria.

52

Under the 2013 Equity Unit Incentive Plan, certain portfolio managers in the fixed income and equity areas are awarded options to acquire partnership units in the Advisor’s parent company with a strike price equal to the fair market value of the option at the date of grant. The options granted under the plan are subject to vesting and other conditions.

Other Plans and Compensation Vehicles. Portfolio managers may also elect to participate in the TCW Group’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis.

Ownership of Securities and Other Managed Accounts

The first table sets forth the dollar of securities of the Fund owned by each portfolio manager as of October 31, 2013. The second table sets forth certain information, as of October 31, 2013, regarding other accounts managed by the portfolio managers, including the managed Fund. Total assets in the second table are in millions. Certain portfolio managers invest in their investment strategy through investment vehicles other than the Funds.

53

TCW Concentrated Value Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Thomas K. McKissick					X
N. John Snider					X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Thomas K. McKissick	1	$8.6	0	$0	13	$34.5	0	$0	0	$0	0	$0
N. John Snider	1	$8.6	0	$0	13	$34.5	0	$0	0	$0	0	$0

54

TCW Growth Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Craig C. Blum	X
Chang Lee	X
Mike Olson	X
Michael P. Reilly					X
Jason Maxwell	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Craig C. Blum	4	$1,976.9	6	$546.2	62	$5,849.4	0	$0.0	1	$138.2	3	$430.8
Chang Lee	5	$416.1	6	$70.7	16	$1,017.9	0	$0.0	0	$0.0	1	$386.7
Mike Olson	5	$416.1	6	$70.7	16	$1,017.9	0	$0.0	0	$0.0	1	$386.7
Michael P. Reilly	2	$20.0	0	$0.0	0	$0.0	0	$0.0	0	$0.0	0	$0.0
Jason Maxwell	1	$2,522.2	0	$0.0	2	$1,145.5	0	$0.0	0	$0.0	0	$0.0

55

TCW Growth Equities Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Chang Lee					X
Mike Olson	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Chang Lee	5	$416.1	6	$70.7	16	$1,017.9	0	$0.0	0	$0.0	1	$386.7
Mike Olson	5	$416.1	6	$70.7	16	$1,017.9	0	$0.0	0	$0.0	1	$386.7

TCW Relative Value Dividend Appreciation Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Diane E. Jaffee					X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Diane E. Jaffee	5	$2,401.4	14	$1,748.3	57	$3,135.0	0	$0	2	$707.2	1	$145.4

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TCW Relative Value Large Cap Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Diane E. Jaffee					X
Matthew J. Spahn					X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Diane E. Jaffee	5	$2,401.4	14	$1,748.3	57	$3,135.0	0	$0	2	$707.2	1	$145.4
Matthew J. Spahn	3	$1,184.2	12	$1,649.4	43	$2,991.7	0	$0	2	$707.2	1	$145.4

TCW Select Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Craig C. Blum						X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Craig C. Blum	4	$1,976.9	6	$546.2	62	$5,849.4	0	$0.0	1	$138.2	3	$430.8

57

TCW Small Cap Growth Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Chang Lee	X
Mike Olson	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Chang Lee	5	$416.1	6	$70.7	16	$1,017.9	0	$0.0	0	$0.0	1	$386.7
Mike Olson	5	$416.1	6	$70.7	16	$1,017.9	0	$0.0	0	$0.0	1	$386.7

TCW SMID Cap Growth Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Chang Lee					X
Mike Olson				X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Chang Lee	5	$416.1	6	$70.7	16	$1,017.9	0	$0.0	0	$0.0	1	$386.7
Mike Olson	5	$416.1	6	$70.7	16	$1,017.9	0	$0.0	0	$0.0	1	$386.7

58

TCW Value Opportunities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Diane E. Jaffee							X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Diane E. Jaffee	5	$2,401.4	14	$1,748.3	57	$3,135.0	0	$0	2	$707.2	1	$145.4

TCW Core Fixed Income Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Stephen M. Kane					X
Laird R. Landmann	X
Tad Rivelle	X
Bryan Whalen	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Stephen M. Kane	31	$42,744.3	42	$7,172.5	196	$20,016.9	0	$0.0	30	$4,397.7	5	$2,249.3
Laird R. Landmann	30	$42,762.1	38	$6,825.0	189	$19,880.0	0	$0.0	29	$4,000.1	5	$2,249.3
Tad Rivelle	30	$47,750.7	36	$4,631.7	191	$19,971.8	0	$0.0	29	$4,000.1	5	$2,249.3
Bryan Whalen	3	$8,281.8	34	$4,870.4	35	$10,793.3	0	$0.0	28	$3,717.0	2	$373.2

59

TCW Enhanced Commodity Strategy Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Tad Rivelle				X
Stephen M. Kane				X
Bret R. Barker	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Tad Rivelle	30	$47,750.7	36	$4,631.7	191	$19,971.8	0	$0.0	29	$4,000.1	5	$2,249.3
Stephen M. Kane	31	$42,744.3	42	$7,172.5	196	$20,016.9	0	$0.0	30	$4,397.7	5	$2,249.3
Bret R. Barker	1	$3.6	1	$1.0	8	$395.7	0	$0.0	0	$0.0	0	$0.0

TCW High Yield Bond Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
James S. Farnham			X
Laird R. Landmann	X
Giovanni A. Nucci	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James S. Farnham	5	$2,959.9	2	$2,154.0	6	$803.7	0	$0.0	0	$0.0	0	$0.0
Laird R. Landmann	30	$42,762.1	38	$6,825.0	189	$19,880.0	0	$0.0	29	$4,000.1	5	$2,249.3
Giovanni A. Nucci	3	$2,515.2	4	$2,490.8	0	$0.0	0	$0.0	1	$397.6	0	$0.0

60

TCW Short Term Bond Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Stephen M. Kane	X
Laird R. Landmann	X
Tad Rivelle	X
Bryan Whalen	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Stephen M. Kane	31	$42,744.3	42	$7,172.5	196	$20,016.9	0	$0.0	30	$4,397.7	5	$2,249.3
Laird R. Landmann	30	$42,762.1	38	$6,825.0	189	$19,880.0	0	$0.0	29	$4,000.1	5	$2,249.3
Tad Rivelle	30	$47,750.7	36	$4,631.7	191	$19,971.8	0	$0.0	29	$4,000.1	5	$2,249.3
Bryan Whalen	3	$8,281.8	34	$4,870.4	35	$10,793.3	0	$0.0	28	$3,717.0	2	$373.2

61

TCW Total Return Bond Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Mitch Flack					X
Tad Rivelle							X
Bryan Whalen					X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Mitch Flack	4	$8,048.8	28	$3,799.9	32	$9,561.4	0	$0.0	26	$3,651.2	1	$296.7
Tad Rivelle	30	$47,750.7	36	$4,631.7	191	$19,971.8	0	$0.0	29	$4,000.1	5	$2,249.3
Bryan Whalen	3	$8,281.8	34	$4,870.4	35	$10,793.3	0	$0.0	28	$3,717.0	2	$373.2

62

TCW Emerging Markets Income Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Penelope D. Foley							X
David I. Robbins							X
Javier Segovia			X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Penelope D. Foley	5	$6,494.5	5	$1,564.6	8	$2,554.7	0	$0.0	1	$255.6	2	$992.4
David I. Robbins	6	$6,517.4	5	$1,564.6	8	$2,554.7	0	$0.0	1	$255.6	4	$2,102.0
Javier Segovia	1	$5,671.7	2	$525.9	1	$35.0	0	$0.0	0	$0.0	0	$0.0

63

TCW Emerging Markets Local Currency Income Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Penelope D. Foley							X
David I. Robbins							X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Penelope D. Foley	5	$6,494.5	5	$1,564.6	8	$2,554.7	0	$0.0	1	$255.6	2	$992.4
David I. Robbins	6	$6,517.4	5	$1,564.6	8	$2,554.7	0	$0.0	1	$255.6	4	$2,102.0

64

TCW Emerging Markets Multi-Asset Opportunities Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Penelope D. Foley							X
David I. Robbins							X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Penelope D. Foley	5	$6,494.5	5	$1,564.6	8	$2,554.7	0	$0.0	1	$255.6	2	$992.4
David I. Robbins	6	$6,517.4	5	$1,564.6	8	$2,554.7	0	$0.0	1	$255.6	4	$2,102.0

TCW Global Bond Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Stephen M. Kane					X
Tad Rivelle	X
David I. Robbins	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Stephen M. Kane	31	$42,744.3	42	$7,172.5	196	$20,016.9	0	$0.0	30	$4,397.7	5	$2,249.3
Tad Rivelle	30	$47,750.7	36	$4,631.7	191	$19,971.8	0	$0.0	29	$4,000.1	5	$2,249.3
David I. Robbins	6	$6,517.4	5	$1,564.6	8	$2,554.7	0	$0.0	1	$255.6	4	$2,102.0

65

TCW International Growth Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Rohit Sah		X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Rohit Sah	2	$37.3	0	$0.0	1	$67.5	0	$0.0	0	$0.0	0	$0.0

TCW International Small Cap Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Rohit Sah							X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Rohit Sah	2	$37.3	0	$0.0	1	$67.5	0	$0.0	0	$0.0	0	$0.0

66

TCW Conservative Allocation Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Komal S. Sri-Kumar	X
Adam T. Coppersmith	X
Laird R. Landmann	X
Steven M. Kane	X
Bryan Whalen	X
Michael P. Reilly	X
Tad Rivelle	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Komal S. Sri-Kumar	1	$17.5	0	$0.0	0	$0.0	0	$0.0	0	$0.0	0	$0.0
Adam T. Coppersmith	1	$17.5	0	$0.0	0	$0.0	0	$0.0	0	$0.0	0	$0.0
Laird R. Landmann	30	$42,762.1	38	$6,825.0	189	$19,880.0	0	$0.0	29	$4,000.1	5	$2,249.3
Steven M. Kane	31	$42,744.3	42	$7,172.5	196	$20,016.9	0	$0.0	30	$4,397.7	5	$2,249.3
Bryan Whalen	3	$8, 281.8	34	$4,870.4	35	$10,793.3	0	$0.0	28	$3,717.0	2	$373.2
Michael P. Reilly	2	$20.0	0	$0.0	0	$0.0	0	$0.0	0	$0.0	0	$0.0
Tad Rivelle	30	$47,750.7	36	$4,631.7	191	$19,971.8	0	$0.0	29	$4,000.1	5	$2,249.3

67

Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including a Fund), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or TCW has a greater financial incentive, such as a performance fee account or where an account or fund managed by a portfolio manager has a higher fee sharing percentage than the portfolio manager’s fee sharing percentage with respect to a Fund. When accounts managed by the Advisor (including a Fund) invest in different parts of an issuer’s capital structure (e.g., one account owns equity securities of an issuer while another account owns debt obligations of the same issuer), actual or potential conflicts of interest may also arise with respect to decisions concerning the issuer’s financing, investments or risks, among other issues, as related to the interests of the accounts. TCW has adopted policies and procedures reasonably designed to address these types of conflicts and TCW believes its policies and procedures serve to operate in a manner that is fair and equitable among its clients, including the Funds.

DISTRIBUTION OF COMPANY SHARES

TCW Funds Distributors (“Distributor”) 865 South Figueroa Street, Los Angeles, CA 90017 serves as the non-exclusive distributor of each class of the Corporation’s shares pursuant to an Amended and Restated Distribution Agreement (“Distribution Agreement”) with the Corporation, which is subject to approval by the Board. The Distribution Agreement is terminable without penalty, on not less than 60 days’ notice, by the Corporation’s Board of Directors, by vote of holders of a majority of the Corporation’s shares, or by the Distributor. The Distributor receives no compensation from the Funds for distribution of the Funds’ shares except payments pursuant to the Corporation’s distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”). The Distributor is affiliated with the Advisor.

The Corporation offers two classes of shares: Institutional Class or Class I shares and Class N or Investor Class shares. Class I shares are offered primarily for direct investment by investors and the TCW Conservative Allocation Fund. Class N shares are offered through firms which are members of the Financial Industry Regulatory Authority (“FINRA”), and which have dealer agreements with the Distributor and other financial intermediaries.

The Corporation has adopted a Plan Pursuant to Rule 18f-3 under the 1940 Act (“Rule 18f-3 Plan”). Under the Rule 18f-3 Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

Rule 12b-1 Plan

The Corporation also has adopted a Distribution Plan with respect to the Class N shares of each Fund. Under the terms of the Distribution Plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N shares for distribution and related services. Payments are made to firms that are members of FINRA and other financial intermediaries for distribution and related services. Under the terms of the Distribution Plan, services which a firm will provide may include, but are not limited to, the following functions: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Class N shares; and assisting investors in completing application forms and selecting dividend and other account options. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other sales charges.

The following table sets forth the amounts of distribution payments made to broker-dealers and other financial intermediaries by each Fund’s N Class for the fiscal year ended October 31, 2013:

Amount
U.S. Equity Funds
TCW Concentrated Value Fund	$2,214
TCW Growth Fund	299
TCW Growth Equities Fund	17,986
TCW Relative Value Dividend Appreciation Fund	1,831,490
TCW Relative Value Large Cap Fund	152,431
TCW Select Equities Fund	815,331

68

TCW Small Cap Growth Fund	332,024
TCW SMID Cap Growth Fund	48,812
TCW Value Opportunities Fund	88,105
U.S. Fixed Income Funds
TCW Core Fixed Income Fund	1,647,545
TCW Enhanced Commodity Strategy Fund	4,237
TCW High Yield Bond Fund	40,839
TCW Total Return Bond Fund	6,502,381
Asset Allocation Fund
TCW Conservative Allocation Fund	2,243
International Funds
TCW Emerging Markets Income Fund	3,934,178
TCW Emerging Markets Local Currency Income Fund	356,086
TCW Emerging Markets Multi-Asset Opportunities Fund[1]	7
TCW Global Bond Fund	28,835
TCW International Growth Fund	2,662
TCW International Small Cap Fund	30,392

[1]	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013

The Distribution Plan compensates the Distributor regardless of its expenses.

No interested person of the Funds nor any Independent Director has any direct or indirect financial interest in the operation of the Distribution Plan except to the extent that the Distributor, the Advisor or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Distribution Plan.

The Distribution Plan provides that it may not be amended to materially increase the costs which Class N shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Class N and by vote of a majority of both (i) the Board of Directors of the Corporation, and (ii) those Directors of the Corporation who are not “interested persons” of the Corporation (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

The Distribution Plan was initially approved by the Corporation’s Board of Directors on December 17, 1998 and provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the vote of a majority of both (i) the Board of Directors of the Corporation, and (ii) those Directors of the Corporation who are not “interested persons” of the Corporation (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

Payments by the Advisor

Set forth below is a list of the member firms of the Financial Industry Regulatory Authority (“FINRA”) to which the Advisor, or its affiliates made payments out of their revenues in connection with the sale and distribution of the Funds’ shares or for services to the Funds and their shareholders for the year ended December 31, 2013. Such payments are in addition to any Distribution Plan amounts paid to such FINRA member firms. The payments are discussed in detail in the Prospectus under the title “Payments by the Advisor.” Any additions, modifications, or deletions to the FINRA member firms identified in this list since December 31, 2013, are not reflected:

FINRA member firm

Fidelity Investments

Charles Schwab

UBS Financial Services Incorporated

Merrill Lynch (Financial Data Svcs)

Wells Fargo

Pershing

Morgan Stanley Smith Barney

69

TD Ameritrade

SEI Private Trust

LPL Financial Corporation

E*Trade

Nationwide Investment Services Corp

Vanguard Marketing Corporation

MSCS Financial Services LLC

Raymond James

M & I Trust (Non-Cambridge)

GWFS

RBC Capital Markets Corporation

Prudential

ING

Edward D Jones & Company

T Rowe Price Retirement Plan Svcs

Mid Atlantic

AIG Retirement Services Co

New York Life Benefit Services

Goldman

CPI Qualified Plan Consultants

Mercer HR Svcs

Ascensus

Wilmington Trust

Mellon Global Securities Services

Reliance Trust Company

Princor Financial Services Corp

Mass Mutual Fin Group

The Retirement Plan Company

The Newport Group

TIAA-CREF

Benefit Trust Company

In addition to member firms of FINRA, payments are also made to their selling and shareholder servicing agents that sell shares of or provide services to the funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2014, the following shareholders held more than 25% of the outstanding shares of a Fund. Persons holding more than 25% of the outstanding shares of a Fund may be deemed to “control” (as that term is defined in the 1940 Act) that Fund and may be able to affect or determine the outcome of matters presented for a vote of the shareholders of that Fund.

TCW Concentrated Value Fund

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105-1905

31.07% owned of record

70

TCW Core Fixed Income Fund

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

55.27% owned of record

TCW Emerging Markets Local Currency Fund

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

26.89% owned of record

TCW Enhanced Commodity Strategy Fund

Société Générale

189 Rue Daubervilliers

75886 Paris Cedex 18

France

88.84% owned of record

TCW Global Bond Fund

Société Générale

189 Rue Daubervilliers

75886 Paris Cedex 18

France

96.50% owned of record

TCW Growth Fund

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

77.37% owned of record

TCW High Yield Bond Fund

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

25.84% owned of record

71

TCW International Growth Fund

Société Générale

189 Rue Daubervilliers

75886 Paris Cedex 18

France

94.63% owned of record

TCW Relative Value Dividend Appreciation Fund

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

65.86% owned of record

TCW Relative Value Large Cap Fund

Wells Fargo Advisors

Special Custody Account for the exclusive benefit of customers

2801 Market Street

St. Louis, MO 63103

40.58% owned of record

TCW Select Equities Fund

Merrill Lynch Pierce Fenner & Smith for the sole benefit of its clients

4800 Deer Lake Drive East, 2nd Fl.

Jacksonville, FL 32246

33.92% owned of record

TCW Small Cap Growth Fund

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

26.09% owned of record

Morgan Stanley Smith Barney

Harborside Financial Center

Plaza 2, 3rd Fl.

Jersey City, NJ 07311

32.35% owned of record

TCW SMID Cap Growth Fund

Société Générale Holding DE

189 Rue Daubervilliers

75886 Paris Cedex 18

France

53.73% owned of record

72

As of January 31, 2014, the following shareholders held more than 5% of the outstanding shares of a Fund.

Class I

TCW Concentrated Value Fund

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

29.78% owned of record

Brian Howard Murrish Irrevocable Trust

U/A 04/16/91

2457 Bedford Drive

New Orleans, LA 70131

9.76% owned beneficially

McKernan Family Trust

Thomas V. McKernan & Judith H. McKernan Tr

1070 Fallen Leaf Rd

Arcadia, CA 91006

8.47% owned beneficially

Patrick Stewart Trustee

For the Danso Trust U/A 3/18/93

9 Tempus Wharf

29 Bermondsey Wall Street

London SE164W

England

6.81% owned beneficially

Norred 1987 Trust

Charlene L. Norred

10288 Century Woods Dr.

Los Angeles, CA 90067

6.19% owned beneficially

Pershing LLC

1 Pershing Plaza

Jersey City, NJ 07399

5.43% owned of record

Class N

TCW Concentrated Value Fund

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

42.46% owned of record

Pershing LLC

1 Pershing Plaza

Jersey City, NJ 07399

23.84% owned of record

73

TD Ameritrade Inc. for the exclusive benefit of our clients

P.O. Box 2226

Omaha, NE 68103

7.51% owned of record

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

6.32% owned of record

Class I

TCW Conservative Allocation Fund

The Robert Kravis & Kimberly Kravis FDN

C/O KKR Financial Services Co. LLC

730 5th Avenue, Fl. 8

New York, NY 10019

16.10% owned beneficially

George R. Kravis II Trust R

Henry P. Kravis Trustee

U/A 9/1/1995

Attn KKR Financial Services

730 5th Avenue, Fl. 8

New York, NY 10019

15.77% owned beneficially

Growers Ranch Inc.

Profit Sharing Plan

2016 Newport Blvd.

Costa Mesa, CA 92627

12.90% owned beneficially

Earl B. Gilmore Foundation

U/A 6/4/1958

6301 West 3rd St.

Los Angeles, CA 90036

8.62% owned beneficially

LPL Financial

FBO: Customer Accounts

Attn: Mutual Fund Operations

PO Box 509046

San Diego, CA 92150

6.04% owned of record

Irell & Manella Foundation

U/A 06/16/1997

1800 Avenue of the Start Suite 900

Los Angeles, CA 90067

5.54% owned beneficially

Class N

TCW Conservative Allocation Fund

Pershing LLC

1 Pershing Plaza

Jersey City, NJ 07399

24.28% owned of record

74

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

23.91% owned of record

LPL Financial

9785 Towne Centre Dr.

San Diego, CA 92121

17.64% owned of record

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl..

499 Washington Blvd.

Jersey City, New Jersey 07310

15.20% owned of record

RBC Capital Markets LLC

Mutual Fund Omnibus Processing

Attn. Mutual Funds Ops Manger

510 Marquette Ave S.

Minneapolis, Minnesota 55402

6.47% owned of record

Class I

TCW Core Fixed Income Fund

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

35.66% owned of record

Pershing LLC

1 Pershing Plaza

Jersey City, NJ 07399

10.90% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

10.22% owned of record

Class N

TCW Core Fixed Income Fund

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

69.57% owned of record

Merrill Lynch Pierce Fenner & Smith for the sole benefit of its clients

4800 Deer Lake Drive East, 2nd Fl.

Jacksonville, FL 32246

14.04% owned of record

75

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

5.68% owned of record

Class I

TCW Emerging Markets Income Fund

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

17.63% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

15.00% owned of record

Merrill Lynch Pierce Fenner & Smith for the sole

benefit of its clients

4800 Deer Lake Drive East, 2nd Fl.

Jacksonville, FL 32246

10.11% owned of record

Wells Fargo Advisors

Special Custody Account for the exclusive benefit of customers

2801 Market Street

St. Louis, MO 63103

7.14% owned of record

Morgan Stanley Smith Barney

Harborside Financial Center

Plaza 2, 3rd Fl.

Jersey City, NJ 07311

6.40% owned of record

Pershing LLC

1 Pershing Plaza

Jersey City, NJ 07399

6.39% owned of record

Class N

TCW Emerging Markets Income Fund

UBS WM USA

Omni Account M/F

1000 Harbor Blvd., 5th Fl.

Weehawken, NJ 07086

39.97% owned of record

76

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

20.49% owned of record

National Financial Services LLC

for the exclusive benefit of our customers

Russ Lennon

200 Liberty Street

New York, NY 10281

19.95% owned of record

Class I

TCW Emerging Markets Local Currency Income Fund

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

36.91% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

17.43% owned of record

C/O M&I Trust Co. NA – Attn.MF

Mitra & Co. FBO 98

11270 W. Park Pl., Suite 400

Milwaukee, WI 53224

9.48% owned of record

Morgan Stanley Smith Barney

Harborside Financial Center

Plaza 2, 3rd Fl.

Jersey City, NJ 07311

5.51% owned of record

Class N

TCW Emerging Markets Local Currency Income Fund

UBS WM USA

Omni Account M/F

1000 Harbor Blvd., 5th Fl.

Weehawken, NJ 07086

51.34% owned of record

Goldman Sachs & Co.

c/o Mutual Fund Ops.

222 S. Main St.

Salt Lake City UT 84101

23.12% owned of record

77

National Financial Services LLC

for the exclusive benefit of our customers

Russ Lennon

200 Liberty Street

New York, NY 10281

11.56% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

8.02% owned of record

Class I

TCW Emerging Markets Multi-Asset Opportunity Fund

PM Operating LTD

5810 E Skelly Dr. Suite 1650

Tulsa, OK 74135

20.97% owned of record

Hook Investments LLC

C/O HM International Inc.

5810 E Skelly Dr. Suite 1650

Tulsa, OK 74135

18.75% owned of record

Northern Trust Cust.

FBO Foundation Partners Fund GP

A/C# 26-42100

P.O. Box 92956

Chicago, IL 60675

10.20% owned of record

David I Robbins & Joyce Chang JTWROS

52 E. End Ave. Apt. 31

New York, NY 10028

5.72% owned of record

Penelope D. Foley Living

Trust Agreement

Penelope Dyson Foley Tr.

U/A 10/15/2008

175 N Canyon View Dr.

Los Angeles, CA 90049-2721

5.41% owned of record

78

Class N

TCW Emerging Markets Multi-Asset Opportunity Fund

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

59.81% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

39.96% owned of record

Class I

TCW Enhanced Commodity Strategy Fund

Société Générale Asset Management S.A.

189 Rue Daubervilliers

75886 Paris Cedex 18

France

79.92% owned of record

Class N

TCW Enhanced Commodity Strategy Fund

Société Générale Asset Management S.A.

189 Rue Daubervilliers

75886 Paris Cedex 18

France

100% owned of record

Class I

TCW Global Bond Fund

Société Générale Asset Management S.A.

189 Rue Daubervilliers

75886 Paris Cedex 18

France

99.59% owned of record

Class N

TCW Global Bond Fund

TCW Asset Management Company

International LTD

865 South Figueroa St. Ste. 1800

Los Angeles, CA 90017

93.19% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

5.58% owned of record

79

Class I

TCW Growth Equities Fund

The Olivia Mann Family 2011

Sirene Trust FBO Olivia A Mann

Richard Zimmerman & Dawn Wright

& Comerica Bank TR U/A 06/06/2011

1013 Centre Rd. STE 229

Wilmington, DE 19805

18.14% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

9.88% owned of record

Holyhead Holdings Limited

Cititrust Jersey Limited

38 Esplanade

St. Helier, Jersey JE4 8ZT

Channel Islands

8.37% owned of record

Henry Kravis TR Raymond and Bessie

Kravis Foundation U/A 11-25-91

c/o Kohlberg Kravis Roberts & Co.

Mr. James Goldrick

9 W 57th St

New York, NY 10019

8.10% owned of record

Class N

TCW Growth Equities Fund

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

28.76% owned of record

Wells Fargo Advisors

Special Custody Account for the exclusive benefit of customers

2801 Market Street

St. Louis, MO 63103

27.76% owned of record

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

13.34% owned of record

UBS WM USA

Omni Account M/F

1000 Harbor Blvd., 5th Fl.

Weehawken, NJ 07086

7.67% owned of record

80

Class I

TCW Growth Fund

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

80.01% owned of record

Michael P. Reilly & Jo Marie Reilly JTWROS

1217 Milan Ave.

S. Pasadena, CA 91030

12.58% owned beneficially

Class N

TCW Growth Fund

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

38.70% owned of record

Oppenheimer & Co. Inc. Custodian

FBO Leressa Renna Crockett IRA PAS

244 Glen Ave.

Millburn, NJ 07041

29.97% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

17.72% owned of record

Pershing LLC

1 Pershing Plaza

Jersey City, NJ 07399

8.15% owned of record

Oppenheimer & Co. Inc.

FBO Lisa Boshnack

Preference Advisory

213 Old Stamford Rd.

New Canaan, CT 06840

5.46% owned of record

Class I

TCW High Yield Bond Fund

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

18.17% owned of record

81

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

15.99% owned of record

Gazelle Holdings Limited

P.O. Box 560

11-15 Seaton Pl.

St. Helier JE4 XP

Channel Islands Jersey

15.06% owned of record

Merrill Lynch Pierce Fenner & Smith for the sole benefit of its clients

4800 Deer Lake Drive East, 2nd Fl.

Jacksonville, FL 32246

12.95% owned of record

Class N

TCW High Yield Bond Fund

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

45.69% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

16.86% owned of record

TD Ameritrade Inc. for the exclusive benefit of our clients

P.O. Box 2226

Omaha, NE 68103

7.23% owned of record

Class I

TCW International Growth Fund

Société Générale

189 Rue Daubervilliers

75886 Paris Cedex 18

France

89.81% owned of record

Class N

TCW International Growth Fund

Société Générale

189 Rue Daubervilliers

75886 Paris Cedex 18

France

100% owned of record

82

Class I

TCW International Small Cap Fund

LPL Financial

9785 Towne Centre Dr.

San Diego, CA 92121

26.26% owned of record

Mac & Co. A/C TWBF

Attn. Mutual Fund Operations

P.O. Box 3198

525 William Penn Place

Pittsburgh, PA 15230

19.48% owned of record

Société Générale

189 Rue Daubervilliers

75886 Paris Cedex 18

France

15.22% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

14.20% owned of record

Class N

TCW International Small Cap Fund

TD Ameritrade Trust Co.

P.O. Box 17748

Denver, CO 80217

44.17% owned of record

Société Générale

189 Rue Daubervilliers

75886 Paris Cedex 18

France

30.57% owned of record

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

10.07% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

5.71% owned of record

Class I

TCW Relative Value Dividend Appreciation Fund

NECA IBEW Pension Benefit Trust Fund

5735 Elizabeth Ave.

St. Louis, MO 63110

19.89% owned of record

83

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

13.45% owned of record

LPL Financial

9785 Towne Centre Dr.

San Diego, CA 92121

10.96% owned of record

Wells Fargo Advisors

Special Custody Account for the exclusive benefit of customers

2801 Market Street

St. Louis, MO 63103

9.42% owned of record

RBC Capital Markets LLC

Mutual Fund Omnibus Processing

Attn. Mutual Funds Ops Manger

60 S 6th St Suite 700

Minneapolis, Minnesota 55402

9.08% owned of record

C/O M&T Bank ID 337

SEI Private Trust Company

One Freedom Valley Drive

Oaks, PA 19456

5.89% owned of record

Class N

TCW Relative Value Dividend Appreciation Fund

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

76.42% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

7.75% owned of record

Class I

TCW Relative Value Large Cap Fund

Wells Fargo Advisors

Special Custody Account for the exclusive benefit of customers

2801 Market Street

St. Louis, MO 63103

45.95% owned of record

84

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

26.60% owned of record

Wells Fargo Bank NA.

Omnibus Acct. for Various Ret. Plans

1525 West WT Harris Blvd

Charlotte, NC 28288

6.85% owned of record

Class N

TCW Relative Value Large Cap Fund

Morgan Stanley Smith Barney

Harborside Financial Center

Plaza 2, 3rd Fl.

Jersey City, NJ 07311

52.73% owned of record

UBS WM USA

Omni Account M/F

1000 Harbor Blvd., 5th Fl.

Weehawken, NJ 07086

12.29% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

9.89% owned of record

VRSCO

FBO AIGFSB Cust. TTEE

FBO Kelsey-Seybold Health System 401K

2929 Allen Pkwy., Suite A6-20

Houston, TX 77109

9.68% owned of record

Class I

TCW Select Equities Fund

Merrill Lynch Pierce Fenner & Smith for the sole benefit of its clients

4800 Deer Lake Drive East, 2nd Fl.

Jacksonville, FL 32246

44.09% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

12.27% owned of record

85

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

10.30% owned of record

MB Financial Trustee

MB Financial Bank NA. Trust Operations

6111 N. River Rd., Suite 800, Fl. 8

Rosemont, IL 60018

5.00% owned of record

Class N

TCW Select Equities Fund

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

38.84% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

23.49% owned of record

Morgan Stanley Smith Barney

Harborside Financial Center

Plaza 2, 3rd Fl.

Jersey City, New Jersey 07311

16.37% owned of record

UBS WM USA

Omni Account M/F

1000 Harbor Blvd., 5th Fl.

Weehawken, NJ 07086

10.05% owned of record

Class I

TCW Short Term Bond Fund

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

19.08% owned of record

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

13.50% owned of record

Pershing LLC

1 Pershing Plaza

Jersey City, NJ 07399

10.02% owned of record

86

Wells Fargo Advisors

Special Custody Account for the exclusive benefit of customers

2801 Market Street

St. Louis, MO 63103

8.49% owned of record

U.S. Bank NA Cust.

Gary Franklin Hoffman IRA

235 Spur Lane #202

PO Box 1529

Ketchum, ID 83340

7.19% owned of record

RBC Capital Markets LLC

Mutual Fund Omnibus Processing

Attn. Mutual Funds Ops Manger

60 S 6th St Ste 700

Minneapolis, Minnesota 55402

5.12% owned of record

Class I

TCW Small Cap Growth Fund

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl..

499 Washington Blvd.

Jersey City, New Jersey 07310

31.55% owned of record

Morgan Stanley Smith Barney

Harborside Financial Center

Plaza 2, 3rd Fl.

Jersey City, New Jersey 07311

26.65% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

12.19% owned of record

Wells Fargo Advisors

Special Custody Account for the exclusive benefit of our customers

2801 Market St

St Louis, MO 63103

7.85% owned of record

Class N

TCW Small Cap Growth Fund

Morgan Stanley Smith Barney

Harborside Financial Center

Plaza 2, 3rd Fl.

Jersey City, New Jersey 07311

41.32% owned of record

87

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

17.49% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

16.83% owned of record

Pershing LLC

1 Pershing Plaza

Jersey City, NJ 07399

7.48% owned of record

Class I

TCW SMID Cap Growth Fund

Northern Trust as Custodian

FBO The Cullen Foundation

A/C 26-05887

PO Box 92956

Chicago, IL 60675

61.11% owned beneficially

Société Générale Holding DE

189 Rue Daubervilliers

75886 Paris Cedex 18

France

22.42% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

5.21% owned of record

Class N

TCW SMID Cap Growth Fund

Société Générale Holding DE

189 Rue Daubervilliers

75886 Paris Cedex 18

France

98.43% owned of record

Class I

TCW Total Return Bond Fund

Merrill Lynch Pierce Fenner & Smith for the sole benefit of its clients

4800 Deer Lake Drive East, 2nd Fl.

Jacksonville, FL 32246

25.39% owned of record

88

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

12.82% owned of record

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

11.54% owned of record

Pershing LLC

1 Pershing Plaza

Jersey City, NJ 07399

9.32% owned of record

Morgan Stanley Smith Barney

Harborside Financial Center

Plaza 2, 3rd Fl.

Jersey City, New Jersey 07311

9.07% owned of record

Wells Fargo Advisors

Special Custody Account for the exclusive benefit of customers

2801 Market Street

St. Louis, MO 63103

5.37% owned of record

Class N

TCW Total Return Bond Fund

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

30.16% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

19.15% owned of record

UBS WM USA

Omni Account M/F

1000 Harbor Blvd., 5th Fl.

Weehawken, NJ 07086

17.85% owned of record

89

Class I

TCW Value Opportunities Fund

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

12.73% owned of record

Morgan Stanley Smith Barney

Harborside Financial Center

Plaza 2, 3rd Fl.

Jersey City, New Jersey 07311

12.47% owned of record

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

11.89% owned of record

Diane E. Jaffee

50 E. 89th St. #12D

New York, NY 10128

11.67% owned beneficially

Pershing LLC

1 Pershing Plaza

Jersey City, NJ 07399

7.01% owned of record

Wells Fargo Advisors

Special Custody Account for the exclusive benefit of customers

2801 Market Street

St. Louis, MO 63103

5.21% owned of record

Class N

TCW Value Opportunities Fund

Morgan Stanley Smith Barney

Harborside Financial Center

Plaza 2, 3rd Fl.

Jersey City, New Jersey 07311

29.57% owned of record

Charles Schwab & Co., Inc.

Reinvestment Account

Attn. Mutual Funds Dept.

211 Main St.

San Francisco, CA 94105

23.98%owned of record

National Financial Services LLC

for the exclusive benefit of our customers

Attn. Mutual Fund Dept. 4th Fl.

499 Washington Blvd.

Jersey City, New Jersey 07310

9.09% owned of record

90

ADMINISTRATION AGREEMENT

State Street Bank and Trust Company (“Administrator”) serves as the administrator of the Corporation pursuant to an Administration Agreement. Under the Administration Agreement, the Administrator provides certain accounting and administrative services to the Corporation, including: fund accounting; calculation of the daily net asset value of each Fund; monitoring the Corporation’s expense accruals; calculating monthly total return and yield figures; prospectus and statement of additional information compliance monitoring; preparing certain financial statements of the Corporation; and preparing the Corporation’s Form N-SAR. The Administrator receives a combined accounting, administration and custody (as custodian of the Corporation) fee based on the combined assets of the Corporation and TCW Strategic Income Fund, Inc. as follows: 0.0210% of the first $10 billion in assets; 0.0100% of the next $10 billion in assets; 0.0075% of the next $5 billion in assets and 0.0050% thereafter. For the fiscal years ended October 31, 2013, 2012, and 2011, the Administrator received accounting and administration fees of $3,554,145; $2,651,159; and $2,333,173 from the Corporation.

CODE OF ETHICS

The Advisor and Distributor are subject to a Code of Ethics with respect to investment transactions in which the Advisor’s officers, directors and certain other persons have a beneficial interest to avoid any actual or potential conflict or abuse of their fiduciary position. The Code of Ethics permits personnel subject to the Code of Ethics to invest in securities, including securities that may be held by the Corporation. The Code of Ethics contains several restrictions and procedures designed to eliminate conflicts of interest including: (1) pre-clearance of non-exempt personal securities transactions; (2) quarterly reporting of personal securities transactions; (3) a prohibition against acquiring a security in an initial public offering, entering into uncovered short sales and writing uncovered options; (4) a ten day “black out period” prior or subsequent to a client transaction during which portfolio managers are prohibited from making certain transactions in securities which are being purchased or sold by a client of such manager; (5) a prohibition, with respect to certain investment personnel, from profiting in the purchase and sale, or sale and purchase, of the same (or equivalent)

securities, within 60 calendar days; (6) a prohibition against acquiring any security which is subject to firm wide or, if applicable, a department restriction; (7) a prohibition of the purchase of securities offered in a hedge fund, other private placement or limited offering (other than certain TCW-sponsored offerings) except with prior approval of designated officers; (8) a prohibition of a purchase, without prior disclosure to a designated officer, on behalf of a client through a private placement of a security of an issuer or its affiliate, if a member of the department purchasing the security has a beneficial interest in the issuer or affiliate; (9) a prohibition of acquiring any third party mutual fund advised or sub-advised by TCW; and (10) limitations on specified trading, redemption, and reallocation practices involving the TCW Funds and the TCW Profit Sharing and Savings Plan. The Code of Ethics also contains the following policies:

1. A policy statement on insider trading that provides generally that no officer, director or employee of TCW (1) may buy or sell a security either for themselves or others while in possession of material non-public information about the company, or (2) communicate material, non-public information to others who have no official need to know. The policy statement provides guidance about what is material non-public information, lists common examples of situations in which TCW personnel could obtain that information, and describes TCW’s procedures regarding securities maintained on its “Restricted Securities List” and for establishing Ethical Walls. It also identifies parties to contact for questions in connection with the requirements of the policy statement.

2. A policy governing gifts, payments and preferential treatment, that includes an approval process for specific categories of gifts and entertainment provided to TCW employees.

91

3. A policy governing an employee’s activities outside of their employment with TCW, including outside employment, service as a director or in a similar capacity, fiduciary appointments, participation in public affairs and service as treasurer of clubs, houses of worship and lodges.

4. A policy on political activities and contributions, containing general rules governing contributions and solicitation, responsibility of individuals for personal contribution limits, pre-clearance of certain contributions to state and local candidates, and rules for political activities on TCW premises and for using TCW resources.

5. A policy containing confidentiality requirements.

6. A policy encouraging employees to report illegal activity or activities not in compliance with TCW’s formal written policies and procedures, including the Code of Ethics.

Certain of the procedures listed above contain exceptions under specific circumstances. In addition, the Advisor’s Code of Ethics provides both for different compliance procedures in certain circumstances and that exemptive relief may be given from certain of its requirements, upon application.

DISCLOSURE OF PORTFOLIO INFORMATION

It is the policy of the Corporation to provide certain unaudited information regarding the portfolio composition of the Funds as of month-end (the “Portfolio Holdings”) to shareholders and others upon request to the Funds, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter). These complete holdings lists are not contained on the Corporation’s website. The top ten holdings and other portfolio characteristics at month-end for each Fund may be found in the respective Fund page and/or Fund Profile posted on the Corporation’s website at www.tcw.com.

Shareholders and others who wish to obtain Portfolio Holdings for a particular month may make a request by contacting the Funds between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, toll free at (877) 829-4768 beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for Portfolio holdings may be made on a monthly basis pursuant to this procedure, or standing requests for Portfolio Holdings may be accepted.

Persons making requests will be asked to provide their name and a mailing address, e-mail address or fax number. The Funds reserve the right to refuse to fulfill a request if they believe that providing Portfolio Holdings would be contrary to the best interests of the Funds. Such decisions are made by personnel of the Advisor of the Title of Senior Vice President or higher.

In addition to the policy stated above, the Funds may disclose Portfolio Holdings at other times to analysts or ratings agencies. Personnel of the Advisor of a title of Senior Vice President or higher are permitted to authorize the release of the Funds’ Portfolio Holdings, as necessary, in conformity with the procedures. The disclosure of Portfolio Holdings in this context is conditioned on the recipient agreeing to treat such Portfolio Holdings as confidential (provided that analysts and rating agencies may publish portfolio positions upon the consent of personnel of the Advisor of the title of Senior Vice President or higher, under circumstances where such personnel determine that such information is publicly available through the Corporation’s website or by other means, or will become publicly available through such publication), and to not allow the Portfolio Holdings to be used by it or its employees in connection with the purchase or sale of shares of the Funds. In addition, Portfolio Holdings are provided or otherwise available to third-party service providers of the Funds, including the Funds’ custodian, pricing services, broker-dealers to facilitate trading and administrators, as necessary for the provision of services to the Funds. No compensation is received by the Funds or the Advisor in connection with the disclosure of portfolio holdings information.

The Advisor and/or the Corporation currently have entered into ongoing arrangements to provide portfolio holdings information with the following parties:

Name	Information Disclosed	Frequency	Lag Time
Service Providers
State Street Bank and Trust Company	Complete portfolio holdings	Daily	(1)

Fund Rating Agencies
Lipper	Complete portfolio holdings	Monthly	15 days after month end
Morningstar	Complete portfolio holdings	Monthly	15 days after month end
Standard & Poor’s	Complete portfolio holdings	Monthly	15 days after month end
Weisenberger	Complete portfolio holdings	Monthly	15 days after month end

Consultants and Analysts
Alpha Portfolio Advisors (Alphaport)	Complete portfolio holdings	Quarterly	15 days after month/quarter end
Americh Massena & Associates Inc.	Complete portfolio holdings	Monthly	15 days after month end

92

Name	Information Disclosed	Frequency	Lag Time
Bloomberg	Complete portfolio holdings	Monthly	15 days after month end
Callan Associates	Complete portfolio holdings	Quarterly	15 days after month/quarter end
Cambridge Associates	Complete portfolio holdings	Quarterly	15 days after month/quarter end
Canterbuy Consulting	Complete portfolio holdings	Monthly/Quarterly	15 days after month end
EPFR	Complete portfolio holdings	Monthly	15 days after month end
eVestment Alliance	Complete portfolio holdings	Quarterly	15 days after month/quarter end
FactSet Research Systems	Complete portfolio holdings	Monthly	15 days after month end
Fidelity	Complete portfolio holdings	Monthly	15 days after month end
Fund Evaluation Group	Complete portfolio holdings	Quarterly	15 days after month/quarter end
Informa Investment Solutions (PSN)	Complete portfolio holdings	Quarterly	15 days after month/quarter end
LCG Associates	Complete portfolio holdings	Quarterly	15 days after month/quarter end
Mercer Investment Consulting	Complete portfolio holdings	Quarterly	15 days after month/quarter end
Money Managers Review	Complete portfolio holdings	Quarterly	15 days after month/quarter end
Morningstar	Complete portfolio holdings	Quarterly	15 days after month/quarter end
Nelson (Lipper MarketPlace)	Complete portfolio holdings	Quarterly	15 days after month/quarter end
No-Load Fund Analyst	Complete portfolio holdings	Monthly	15 days after month end
Pavilion Advisory Group (Brockhouse Cooper)	Complete portfolio holdings	Quarterly	15 days after month/quarter end
Rocaton Investment Advisors	Complete portfolio holdings	Quarterly	15 days after month/quarter end
RogersCasey (EQuest database)	Complete portfolio holdings	Quarterly	15 days after month/quarter end
Vestek	Complete portfolio holdings	Monthly	15 days after month end
Wilshire Associates (Compass)	Complete portfolio holdings	Quarterly	15 days after month/quarter end
Yanni Partners	Complete portfolio holdings	Quarterly	15 days after month end

(1)	Information will typically be provided on a real time basis or as soon thereafter as possible.

Separate account and unregistered product clients (“Clients”) of the Advisor or its affiliates have access to their portfolio holdings, and prospective clients have access to representative portfolio holdings. These Clients and prospective clients are not subject to the Corporation’s Portfolio Holdings Policy. Some of these Clients have substantially similar or identical investment objectives and strategies to certain Funds. They, therefore, have similar, and in certain cases, nearly identical portfolio holdings as those Funds.

PROXY VOTING GUIDELINES

The following information is a summary of the proxy voting guidelines of the Advisor. The Board of Directors of the Corporation has delegated the Corporation’s proxy voting authority to the Advisor except for with respect to the TCW Conservative Allocation Fund. The TCW Conservative Allocation Fund, in its capacity as a shareholder of the Underlying Funds, may be requested to vote on matters pertaining to the Underlying Funds. If an Underlying Fund calls a shareholder meeting and solicits proxies, the TCW Conservative Allocation Fund will vote its shares in the Underlying Fund in the same proportion as the vote of all other shareholders in the Underlying Fund, unless the Board authorizes the Advisor, on behalf of the TCW Conservative Allocation Fund, to vote in some other manner.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (877-829-4768) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Corporation receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Corporation’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Corporation, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Corporation’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Corporation’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Corporation receives a request for the Corporation’s proxy voting record, it will send the information disclosed in the Corporation’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request. The Corporation also posts Form N-PX on its website as soon as is reasonably practicable after it is filed with the SEC.

93

TCW INVESTMENT MANAGEMENT COMPANY

SUMMARY OF PROXY VOTING GUIDELINES

Introduction

Certain affiliates of The TCW Group, Inc. (these affiliates are collectively referred to as “TCW”) act as investment advisors for a variety of clients, including mutual funds. If TCW has responsibility for voting proxies in connection with these investment advisory duties, or has the responsibility to specify to an agent of the client how to vote the proxies, TCW exercises such voting responsibilities for its clients through the corporate proxy voting process. TCW believes that the right to vote proxies is a significant asset of its clients’ holdings. In order to carry out its fiduciary responsibilities in the voting of proxies for its clients, TCW has established a proxy voting committee (the “Proxy Committee”) and adopted these proxy voting guidelines and procedures (the “Guidelines”).

The Proxy Committee generally meets quarterly (or at such other frequency as determined by the Proxy Committee), and its duties include establishing proxy voting guidelines and procedures, overseeing the internal proxy voting process, and reviewing proxy voting issues. The members of the Proxy Committee include TCW personnel from the investment, compliance, legal and marketing departments. TCW also uses outside proxy voting services (each an “Outside Service”) to help manage the proxy voting process. An Outside Service facilitates TCW’s voting according to the Guidelines (or, if applicable, according to guidelines submitted by TCW’s clients) and helps maintain TCW’s proxy voting records. All proxy voting and record keeping by TCW is, of course, dependent on the timely provision of proxy ballots by custodians, clients and other third parties. Under specified circumstances described below involving potential conflicts of interest, an Outside Service may also be requested to help decide certain proxy votes. The Proxy Committee shall periodically review and evaluate the voting recommendations of such Outside Service to ensure that recommendations are consistent with TCW’s clients’ best interests. In certain limited circumstances, particularly in the area of structured financing, TCW may enter into voting agreements or other contractual obligations that govern the voting of shares. In the event of a conflict between any such contractual requirements and the Guidelines, TCW will vote in accordance with its contractual obligations. In the event that TCW inadvertently receives any proxy materials on behalf of a client that has retained proxy voting responsibility, and where it is reasonably feasible for TCW to determine the identity of the client, TCW will promptly forward such materials to the client.

As a matter of firm policy, TCW does not disclose to unaffiliated third parties how it expects to vote on upcoming proxies and does not disclose the way it voted proxies without a legitimate need to know such information.

Philosophy

When voting proxies, TCW’s utmost concern is that all decisions be made solely in the interests of the client and with the goal of maximizing the value of the client’s investments. Generally, proposals will be voted in accordance with the Guidelines and any applicable guidelines provided by TCW’s clients. TCW’s underlying philosophy, however, is that its portfolio managers, who are primarily responsible for evaluating the individual holdings of TCW’s clients, are best able to determine how to further client interests and goals. The portfolio managers may, in their discretion, take into account the recommendations of TCW management, the Proxy Committee, and an Outside Service.

Proxy Voting Overrides

Individual portfolio managers, in the exercise of their best judgment and discretion, may from time to time override the Guidelines and vote proxies in a manner that they believe will enhance the economic value of clients’ assets, keeping in mind the best interests of the beneficial owners. A portfolio manager choosing to abstain on a vote will provide a written rationale for doing so and that rationale will be in the vote notes of the proxy when it is voted. A portfolio manager choosing to override the Guidelines must deliver a written rationale for each such decision to TCW’s Proxy Specialist (the “Proxy Specialist”), who will maintain such documentation in TCW’s proxy voting records and deliver a quarterly report to the Proxy Committee of all votes cast other than in accordance with the Guidelines. If the Proxy Specialist believes there is a question regarding a portfolio manager’s vote, he/she will obtain the approval of TCW’s Director of Research (the “Director of Research”) for the vote before submitting it. The Director of Research will review the portfolio manager’s vote and make a determination. If the Director of Research believes it appropriate, he/she may elect to convene the Proxy Committee for its independent consideration as to how the vote should be cast.

Conflicts of Interest

In the event a potential conflict of interest arises in the context of voting proxies for TCW’s clients, the primary means by which TCW will avoid a conflict is by casting such votes solely according to the Guidelines and any applicable guidelines provided by TCW’s clients, as outlined below. If a potential conflict of interest arises and there is no predetermined vote, or the Guidelines (or any applicable TCW client guidelines) themselves refer such vote to the portfolio manager for decision, or the portfolio manager would like to override a predetermined vote, then TCW will undertake the following analysis:

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Where the issuer soliciting proxy votes is itself a client of TCW’s (or because an affiliate of such issuer, such as a pension or profit sharing plan sponsored by such issuer, is a client of TCW’s), then the Proxy Specialist will determine whether such relationship may be deemed not to be material to TCW based on the level of assets under management and other relevant facts and circumstances. Where the relationship is deemed material, TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such vote and will, instead, refer that vote to an Outside Service for its independent consideration as to how the vote should be cast.

Where an employee of TCW sits on the Board of a public company, the Proxy Specialist will determine whether such Board member is the portfolio manager for the account holding the security, or whether the Board member has spoken with the portfolio managers for the account holding the security. If either the particular Board member is the portfolio manager or there has been communication concerning such proxy vote between the portfolio manager and the particular Board member, then the Proxy Specialist will provide the Proxy Committee with the facts and vote rationale so that it can determine and vote the securities.

Where the issuer is an affiliate of TCW, TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such a vote and will, instead, refer that vote to an Outside Service for its independent consideration as to how the vote should be cast.

Where any other portfolio manager conflict is identified with respect to a given proxy vote, the Proxy Committee will remove such vote from the conflicted portfolio manager and will itself consider and cast the vote.

Proxy Voting Information and Recordkeeping

Upon request to the Proxy Specialist, TCW provides proxy voting records to its clients. These records state how votes were cast on behalf of client accounts, whether a particular matter was proposed by the company or a shareholder, and whether or not TCW voted in line with management recommendations.

TCW or an Outside Service will keep records of the following items: (i) these Proxy Voting Guidelines and any other proxy voting procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes cast on behalf of clients (if maintained by an Outside Service, that Outside Service will provide copies of those records promptly upon request); (iv) records of written requests for proxy voting information and TCW’s response (whether a client’s request was oral or in writing); and (v) any documents prepared by TCW that were material to making a decision how to vote, or that memorialized the basis for the decision, including proxy overrides delivered to the Proxy Specialist and decisions of the Proxy Committee. Additionally, TCW or an Outside Service will maintain any documentation related to an identified material conflict of interest.

TCW or an Outside Service will maintain these records in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, TCW or an Outside Service will store such records at its principal office.

International Proxy Voting

While TCW utilizes these Proxy Voting Guidelines for both international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for a proxy to vote; and (v) evaluating the cost of voting.

Furthermore, the operational hurdles to voting proxies vary by country. As a result, TCW considers whether or not to vote an international proxy based on the particular facts and circumstances. However, when TCW believes that an issue to be voted is likely to affect the economic value of the portfolio securities, that its vote may influence the ultimate outcome of the contest, and that the benefits of voting the proxy exceed the expected costs, TCW will make every reasonable effort to vote such proxies.

Guidelines

The proxy voting decisions set forth below refer to proposals by company management except for the categories of “Shareholder Proposals” and “Social Issue Proposals.” The voting decisions in these latter two categories refer to proposals by outside shareholders.

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Governance

•	For director and management nominees in uncontested elections

•	For management nominees in contested elections

•	For ratifying auditors, except against if the previous auditor was dismissed because of a disagreement with the company or if the non-audit services exceed 51% of fees

•	Generally for routine management proposals

•	For amendments to the company’s certificate of incorporation or bylaws, except against if an amendment would have the effect of reducing shareholders’ rights

Capital Structure

•	Generally for reasonable changes in authorized common stock

•	For the issuance of common stock or preferred stock, except against if the shares have voting rights superior to those of other common or preferred shareholders, as applicable

•	For approving the issuance or exercise of stock warrants

•	For authorizing preferred stock and making reasonable changes to authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares

•	For amending or canceling a class or series of preferred stock

•	Against authorizing and for eliminating or amending dual or multiple classes of common stock

•	For a stock repurchase program

•	For a stock split

•	For a reverse stock split, except against if the company does not intend to proportionally reduce the number of authorized shares

Mergers and Restructuring

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Generally for mergers and restructurings, including recapitalization, bankruptcy restructurings, liquidations, reincorporating in a different state, leveraged buyout of the company, spinning off certain company operations or divisions, the sale of assets

•	Against adopting or preserving cumulative voting

Board of Directors

•	For limiting the liability of directors

•	For setting the board size

•	For allowing the directors to fill vacancies on the board without shareholder approval

•	Against giving the board the authority to set the size of the board as needed without shareholder approval

•	For a proposal regarding the removal of directors, except against if the proposal limits the removal of directors to cases where there is legal cause

Anti-Takeover Provisions

•	Generally against the concept of a classified board

•	Generally against the concept of a shareholder rights plan (poison pill)

•	Against eliminating or limiting shareholders’ right to call a special meeting

•	For restoring shareholders’ right to call a special meeting

•	Against eliminating or limiting shareholders’ right to act by written consent

•	For restoring shareholders’ right to act by written consent

•	Against establishing or maintaining a supermajority vote provision to (i) approve a merger or other business combination, (ii) change certain bylaw or charter provisions

•	Against expanding or clarifying the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid

•	Against fair price provisions

•	For limiting the payment of greenmail

•	Against adopting advance notice requirements

•	Against opting into a state takeover statutory provision

Compensation

•	Generally in favor of reasonable compensation and bonus plans proposed by management, including one-time stock options and deferred compensation plans

•	For adopting, amending or adding shares to a stock incentive, purchase or award plan for employees and non-employee directors, provided that outstanding common stock is not overly diluted

•	For limiting per-employee option awards

•	For extending the term of a stock incentive plan for employees

•	Refer on assuming stock incentive plans

•	With management on “say on pay” proposals

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Shareholder Proposals

•	For requiring shareholder ratification of auditors

•	Against requiring the auditors to attend the annual meeting

•	Against limiting consulting by auditors

•	Against requiring the rotation of auditors

•	Against restoring preemptive rights

•	For asking the company to study sales, spin-offs, or other strategic alternatives

•	For asking the board to adopt confidential voting and independent tabulation of the proxy ballots

•	Against asking the company to refrain from counting abstentions and broker non-votes in vote tabulations

•	Against eliminating the company’s discretion to vote unmarked proxy ballots.

•	For providing equal access to the proxy materials for shareholders

•	Generally against making changes to board or chairman election, composition or eligibility requirements

•	Against changing the annual meeting location or date

•	For increasing disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan

•	Against urging the creation of a shareholder committee

•	For adopting cumulative voting

•	Against making directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director’s gross negligence and/or reckless or willful neglect

•	For repealing a classified board

•	Against asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan

•	Generally against supermajority provisions

•	Against repealing fair price provisions

•	For restoring shareholders’ right to call a special meeting or act by written consent

•	For limiting the board’s discretion to issue targeted share placements or requiring shareholder approval before such block placements can be made

•	For seeking to force the company to opt out of a state takeover statutory provision

•	Against reincorporating the company in another state

•	For limiting greenmail payments

•	Generally against restricting executive or director compensation, but for reasonable enhanced disclosure of executive compensation

•	For banning or calling for a shareholder vote on future golden parachutes

•	Against seeking to award performance-based stock options

•	Against establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement

•	Against requesting that future executive compensation be determined without regard to any pension fund income

•	Against approving extra benefits under Supplemental Executive Retirement Plans (SERPs)

•	Against requiring option shares to be held

•	Generally for the creation of a compensation and a nominating committee

•	For increasing the independence of key committees

Social Issue Proposals

•	Generally for proposals that ask a company to review operations or impacts or disclosure activities or impacts, except against if the proposal calls for action beyond reporting

•	Generally against proposals that ask the company to implement changes in procedure, including the development of social, economic, environmental or ethical criteria to govern contracts and production

Additional Information

A description of TCW’s policies and procedures relating to proxy voting and class actions can also be found in the firm’s Part 2A of Form ADV. A copy of TCW’s Form ADV is available to clients upon request to the Proxy Specialist.

DETERMINATION OF NET ASSET VALUE

As discussed in the Prospectus, the Corporation will not calculate the net asset value of each class of a Fund on certain holidays, weekends and when there is no activity in the Fund’s shares. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund’s shares could be significantly affected.

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A Fund determines its net asset value per share of each class by subtracting the liabilities attributable to the class (including accrued expenses and dividends payable) from the total assets attributable to the class (the market value of the securities the Fund holds plus cash and other assets attributable to the class, including income accrued but not yet received) and dividing the result by the total number of shares of the class outstanding. The assets of the TCW Conservative Allocation Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values.

HOW TO BUY AND REDEEM SHARES

Shares in a Fund may be purchased and redeemed in the manner described in the Prospectus and in this Statement of Additional Information.

Use of Sub-Transfer Agency Accounting or Administrative Services

Certain financial intermediaries have contracted with the Distributor to perform certain sub-transfer agent accounting or administrative services for certain clients or retirement plan investors who have invested in the Funds. In consideration of the provision of these sub-transfer agency accounting or administrative services, the financial intermediaries will receive sub-transfer agency accounting or administrative fees, a portion of which may be paid by the Funds.

Purchases Through Broker-Dealers and Financial Organizations

Shares of the Funds may be purchased and redeemed through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Distributor, the broker-dealer may in its discretion, charge a fee for that service.

Computation of Public Offering Prices

The Funds offer their shares to the public on a continuous basis. The public offering price per share of each Fund is equal to its net asset value per share next computed after receipt of a purchase order. See “Determination of Net Asset Value” above.

Distributions in Kind

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by distribution in kind of portfolio securities in lieu of cash. Shareholders receiving distributions in kind may incur brokerage commissions or other costs when subsequently disposing of shares of those securities.

HOW TO EXCHANGE SHARES

A shareholder may exchange all or part of its shares of one Fund for shares of another Fund (subject to receipt of any required state securities law clearances with respect to certain Funds in the shareholder’s state of residence). An exchange of shares between Funds is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. Conversion between classes is intended for shares held through a financial intermediary offering a fee-based or wrap-fee program that has an agreement with the Advisor or the Fund’s distributor specific for this purpose. Such a conversion in these particular circumstances does not cause a shareholder to realize taxable gain or loss. Please contact your tax advisor for additional information. See “Distributions and Taxes” below.

A shareholder may also exchange the shares of any Fund for shares of the Fidelity Prime Money Market Portfolio, which is an unaffiliated, separately managed, money market mutual fund or exchange shares of Fidelity Prime Money Market Portfolio for shares of any Fund. A shareholder should read the Fidelity Prime Money Market Portfolio prospectus prior to investing in that money market mutual fund. Shareholders can obtain a prospectus for the Fidelity Prime Money Market Portfolio by calling (800) 386-3829 or by visiting www.tcw.com.

The exchange privilege enables a shareholder to acquire shares in a Fund with different investment objectives or policies when the shareholder believes that a shift between Funds is an appropriate investment decision. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the Fund being acquired. A Fund reserves the right to reject any exchange request.

As described in each Prospectus, the exchange privilege may be terminated or revised by the Funds.

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PURCHASES-IN-KIND

The Funds may, at the sole discretion of the Advisor, accept securities in exchange for shares of a Fund. Securities which may be accepted in exchange for shares of any Fund must: (1) meet the investment objectives and policies of the Fund; (2) be acquired for investment and not for resale; (3) be liquid securities which are not restricted as to transfer either by law or liquidity of market (determined by reference to liquidity policies established by the Board of Directors); and (4) have a value which is readily ascertainable as evidenced by, for example, a listing on a recognized stock exchange. In-kind purchases are not accepted for the Fidelity Prime Money Market Portfolio, which is an unaffiliated separately managed money market mutual fund.

DISTRIBUTIONS AND TAXES

Each of the Funds intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). A Fund that is a regulated investment company and distributes to its shareholders at least 90% of its investment company taxable income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), will not be liable for federal income taxes to the extent its investment company taxable income and its net realized long-term capital gains, if any, are distributed to its shareholders. However, a Fund will be taxed on that portion of taxable net investment income and long-term and short-term capital gains that it retains. Furthermore, a Fund will be subject to United States corporate income tax (and possibly state or local income or franchise tax) with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet the 90% distribution requirement (unless certain cure provisions apply).

To qualify as a regulated investment company, in addition to the 90% distribution requirement described above, a Fund must: (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, net income from certain publicly traded partnerships, and gains from the sale or other disposition of stock or securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business in investing in such stock, securities or currencies, and (b) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s assets is represented by cash items, U.S. Government securities, securities of other regulated investment companies and other securities, limited in respect of any one issuer, to an amount not greater than 5% of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or in the securities of two or more issuers (other than U.S. Government securities or securities of other regulated investment companies) which the Fund controls (i.e., holds at least 20% of the combined voting power) and which are engaged in the same or similar trades or businesses or related trades or businesses or in the securities of certain publicly traded partnerships.

If a Fund invests in foreign currency or forward foreign exchange contracts, gains from such foreign currency and forward foreign exchange contracts relating to investments in stocks, securities or foreign currencies are considered to be qualifying income for purposes of the 90% gross income test described in clause (a) above, although regulations may require that such gains are directly related to the Fund’s principal business of investing in stock or securities. It is currently unclear, however, who will be treated as the issuer of certain foreign currency instruments or how foreign currency contracts will be valued for purposes of the asset diversification requirements applicable to the Fund described in clause (c) above. Until such time as these uncertainties are resolved, each Fund will utilize the more conservative, or limited, definition or approach with respect to determining permissible investments in its portfolio.

Investments in foreign currencies, forward contracts, options, futures contracts and options thereon may subject a Fund to special provisions of the Internal Revenue Code that may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), may accelerate recognition of income to a Fund, and may defer Fund losses. These rules also (a) could require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they had been closed out in a fully taxable transaction) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Under the Internal Revenue Code certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend” to instead be taxed at the tax rate applicable to ordinary income.

Under the Internal Revenue Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues interest income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Internal Revenue Code as “section 988” gains and losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that the Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able

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to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder’s basis in its shares of the Fund.

As a general rule, a Fund’s gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Fund has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Furthermore, as a general rule, a shareholder’s gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held his or her Fund shares for more than one year and will be a short-term capital gain or loss if he or she has held his or her Fund shares for one year or less. For federal, state and local income tax purposes, an exchange by a shareholder of shares in one Fund for shares in another Fund will be treated as a taxable sale for a purchase price equal to the fair market value of the shares received.

Any loss realized on the disposition by a shareholder of its shares in a Fund will be disallowed to the extent the shares disposed of are replaced with other Fund shares, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a period (of 61 days) beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends (as defined below) received by the shareholder with respect to such share.

Due to recent legislation, each Fund (or its administrative agents) is required to report to the Internal Revenue Service and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO (“first in, first out”) or some other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for the first sale of shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

Any realized gains will be distributed as described in the Prospectus. See “Distributions and Taxes” in the Prospectus. Distributions of long-term capital gains (“capital gain dividends”), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed to shareholders after the close of the Fund’s prior taxable year. Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts) on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers.

Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividend interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

The TCW Conservative Allocation Fund will not be able to offset gains distributed by one Underlying Fund in which it invests against losses in another Underlying Fund in which the TCW Conservative Allocation Fund invests. Redemptions of shares in an Underlying Fund, including those resulting from changes in the allocation among Underlying Funds, could also cause additional distributable gains to shareholders of the TCW Conservative Allocation Fund. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the TCW Conservative Allocation Fund. Further, a portion of losses on redemptions of shares in the Underlying Funds may be deferred under the wash sale rules. As a result of these factors, the use of the fund of funds structure by the TCW Conservative Allocation Fund could therefore affect the amount, timing and character of distributions to shareholders. For tax years beginning after December 22, 2010, the TCW Conservative Allocation Fund will be able to pass through from the Underlying Funds any potential benefit from the foreign tax credit or income from certain federal obligations (that may be exempt from state tax) provided that at least 50% of such Underlying Fund’s total assets are invested in other regulated investment companies at the end of each quarter of the tax year.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemption or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of a trust or estate) exceeds certain threshold amounts.

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A Fund (and in the case of the TCW Conservative Allocation Fund, the Underlying Funds) may be subject to taxes in foreign countries in which each invests. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, that fund may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by that fund. If that fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of the foreign taxes paid or deemed paid by that fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various limitations) as a foreign tax credit against federal income tax (but not both).

If a Fund invests in an entity which is classified as a “passive foreign investment company” (“PFIC”) for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the Fund level which could not be eliminated by distributions to the shareholders of the Fund. It is not anticipated that any taxes at the Fund level with respect to investments in PFICs will be significant. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

In computing its net taxable (and distributable) income and/or gains, a Fund may choose to take a dividend paid deduction for a portion of the proceeds paid to redeeming shareholders. This method (sometimes referred to as “equalization”) would permit the Fund to avoid distributing to continuing shareholders taxable dividends representing earnings included in the net asset value of shares redeemed. Using this method will not affect the Fund’s total return. Since there are some unresolved technical tax issues relating to use of equalization by a Fund, there can be no assurance that the Internal Revenue Service will agree with the Fund’s methodology and/or calculations which could possibly result in the imposition of tax, interest or penalties on the Fund.

Under the Internal Revenue Code, a nondeductible excise tax of 4% is imposed on a Fund to the extent the Fund does not distribute by the end of any calendar year an amount at least equal to the sum of 98% of its ordinary income (taking into account certain deferrals and elections) for that calendar year and at least 98.2% of the amount of its net capital gains (both long-term and short-term) for the one-year period ending on October 31 of such calendar year (or December 31 if the Fund so elects), plus any undistributed amounts of taxable income for prior years. For this purpose, however, any income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. Each Fund intends to meet these distribution requirements to avoid the excise tax liability.

Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made to shareholders of record in such a month are treated as paid and are taxable as of December 31, provided that the Fund pays the dividend during January of the following year.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that it has provided a correct taxpayer identification number and that it is not subject to “backup withholding,” then the shareholder may be subject to a 28% “backup withholding” tax with respect to: (a) taxable dividends and distributions, and, (b) the proceeds of any redemptions of Fund shares. An individual’s taxpayer identification number is his social security number. The 28% “backup withholding” tax is not an additional tax and may be credited against a taxpayer’s regular federal income tax liability.

Dividends to shareholders who are non-resident aliens or foreign entities will generally be subject to a 30% United States withholding tax under provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders should consult their own tax advisors. Note that the preferential rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

For taxable years beginning before January 1, 2014 (unless further extended by Congress), properly designated dividends received by a nonresident alien or foreign entity are generally exempt from U.S. federal withholding tax when they (a) are paid in respect of a Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, reduced by expenses that are allocable to such income), or (b) are paid in connection with the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on the circumstances, the Fund may designate all, some or none of the Fund’s potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and a portion of the Fund’s distributions (e.g. interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. There can be no assurance as to whether or not legislation will be enacted to extend this exemption.

Effective July 1, 2014, a Fund will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholdings are required.

101

Foreign shareholders may also be subject to U.S. estate tax with respect to their Fund shares.

With respect to the Enhanced Commodity Strategy Fund, the Fund may gain exposure to the commodities markets through investments in commodity-linked derivative instruments. The IRS issued Revenue Ruling 2006-1 which concluded that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Internal Revenue Code. As a result, the Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than 10% of its gross income from such investments.

However, in Revenue Ruling 2006-31, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Internal Revenue Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary. The Fund has received a private letter ruling from the IRS confirming that income from the Fund’s investment in the Subsidiary and income derived from certain commodity index-linked notes will constitute “qualifying income” for purposes of Subchapter M.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in the Prospectus and this Statement of Additional Information.

A foreign corporation, such as the Subsidiary, generally is not subject to U.S. federal income taxation on its business income unless it is engaged in, or deemed to be engaged in, a U.S. trade or business. It is expected that the Subsidiary will conduct its activities so as to satisfy the requirements of a safe-harbor set forth in the Internal Revenue Code, under which the Subsidiary may engage in certain commodity-related investments without being treated as engaged in a U.S. trade or business. However, if the Subsidiary’s activities were determined not to be of the type described in the safe harbor, its activities may be subject to U.S. federal income taxation.

A foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to a U.S. withholding tax at a flat 30% rate (or lower treaty rate) on certain U.S. source gross income. No tax treaty is in force between the United States and the Cayman Islands that would reduce the 30% rate of withholding tax. However, it is not expected that the Subsidiary will derive income subject to U.S. withholding taxes.

The Subsidiary will be treated as a CFC for U.S. federal income tax purposes. As a result, the Fund must include in gross income for such purposes all of the Subsidiary’s “subpart F” income when the Subsidiary recognizes that income, whether or not the Subsidiary distributes such income to the Fund. It is expected that all of the Subsidiary’s income will be subpart F income. The Fund’s tax basis in the Subsidiary will be increased as a result of the Fund’s recognition of the Subsidiary’s subpart F income. The Fund will not be taxed on distributions received from the Subsidiary to the extent of the Subsidiary’s previously-undistributed subpart F income although its tax basis in the Subsidiary will be decreased by such amount. All subpart F income will be taxed as ordinary income, regardless of the nature of the transactions that generate it. Subpart F income does not qualify for treatment as qualified dividend income. If the Subsidiary recognizes a net loss, the net loss will not be available to offset income recognized by the Fund.

The foregoing is a general and abbreviated summary of the applicable provisions of the Internal Revenue Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Internal Revenue Code sections and the Treasury Regulations promulgated thereunder. The Internal Revenue Code and these Regulations are subject to change by legislative or administrative action.

Each shareholder will receive annual information from its Fund regarding the tax status of Fund distributions. Shareholders are urged to consult their attorneys or tax advisors with respect to the applicability of federal, state, local, estate and gift taxes and non-U.S. taxes to their investment in a Fund.

For information concerning distributions and taxes of the Fidelity Prime Money Market Portfolio, please refer to the Prospectus for the Fidelity Prime Money Market Portfolio, which is an unaffiliated separately managed money market mutual fund.

SHARES AND VOTING RIGHTS

The Funds offer two classes of shares: Class I shares and Class N shares. The Class I shares are offered at the current net asset value. The Class N shares are also offered at the current net asset value, but will be subject to distribution or service fees imposed under the Distribution Plan. Shares of each class of a Fund represents an equal proportionate share in the assets, liabilities, income and expenses

102

of that Fund and, generally, have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees imposed under the Distribution Plan. All shares issued will be fully paid and nonassessable and will have no preemptive or conversion rights. Each share has one vote and fractional shares have fractional votes. As a Maryland corporation, the Corporation is not required to hold an annual shareholder meeting in any year in which the selection of directors is not required to be acted on under the 1940 Act. Shareholder approval will be sought only for certain changes in the operation of the Funds and for the election of directors under certain circumstances. Directors may be removed by a majority of all votes entitled to be cast by shareholders at a meeting. A special meeting of the shareholders will be called to elect or remove directors if requested by the holders of ten percent of the Corporation’s outstanding shares. All shareholders of the Funds will vote together with all other shareholders of the Funds and with all shareholders of all other funds that the Corporation may form in the future on all matters affecting the Corporation, including the election or removal of directors. For matters where the interests of separate Funds or classes of a Fund are not identical, the matter will be voted on separately by each affected Fund or class.

For matters affecting only one Fund or class of a Fund, only the shareholders of that Fund or class will be entitled to vote thereon. Voting is not cumulative. Upon request in writing by ten or more shareholders who have been shareholders of record for at least six months and hold at least the lesser of shares having a net asset value of $25,000 or one percent of all outstanding shares, the Corporation will provide the requesting shareholders either access to the names and addresses of all shareholders of record or information as to the approximate number of shareholders of record and the approximate cost of mailing any proposed communication to them. If the Corporation elects the latter procedure, and the requesting shareholders tender material for mailing together with the reasonable expenses of the mailing, the Corporation will either mail the material as requested or submit the material to the SEC for a determination that the mailing of the material would be inappropriate.

TRANSFER AGENT AND CUSTODIANS

U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent for the Corporation. State Street Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02117, serves as custodian for the Corporation. Chase Bank, 4 New York Plaza, New York, New York 10004; and Morgan Guaranty Trust Company, 60 Wall Street, New York, New York 10260 act as limited custodians under the terms of certain repurchase and futures agreements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Los Angeles, California 90071-3462.

LEGAL COUNSEL

Dechert LLP, 1900 K Street, N.W., Washington, D.C. 20006-2401.

FINANCIAL STATEMENTS

The audited financial statements and financial highlights for the period ended October 31, 2013, including the reports of the independent registered public accounting firm on those financial statements and highlights, appearing in the Corporation’s Annual Report to Shareholders are incorporated by reference and made a part of this document.

103

APPENDIX A

Description of S&P and Moody’s Credit Ratings

S&P’s Long-Term Issue Credit Ratings*

AAA An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

A-1

Moody’s Long-Term Issue Credit Ratings*

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

*	Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P’s Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s Short-Term Issue Credit Ratings

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

A-2

PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)(1)	Form of Articles of Incorporation. – /1/, /15/

(a)(2)	Form of Articles of Amendment. – /2/, /15/

(a)(3)	Form of Articles Supplementary. – /3/, /15/

(a)(4)	Form of Articles Supplementary. – /4/, /15/

(a)(5)	Form of Articles Supplementary. – /5/, /15/

(a)(6)	Form of Articles Supplementary. – /6/

(a)(7)	Form of Articles of Amendment. – /7/

(a)(8)	Form of Articles of Amendment. – /7/

(a)(9)	Form of Articles Supplementary. – /8/

(a)(10)	Form of Articles Supplementary. – /10/

(a)(11)	Form of Articles Supplementary. – /12/

(a)(12)	Form of Articles of Amendment. – /12/

(a)(13)	Form of Articles Supplementary. – /13/

(a)(14)	Form of Articles of Amendment. – /14/

(a)(15)	Form of Articles of Amendment. – /16/

(a)(16)	Form of Articles of Amendment. – /17/

(a)(17)	Form of Articles Supplementary. – /18/

(a)(18)	Form of Articles of Amendment. – /18/

(a)(19)	Form of Articles of Amendment. – /19/

(a)(20)	Form of Articles Supplementary – /20/

(a)(21)	Form of Articles Supplementary – /22/

(a)(22)	Form of Articles Supplementary – /24/

(a)(23)	Form of Articles of Amendment – /25/

(a)(24)	Form of Articles Supplementary – /27/

(a)(25)	Form of Articles of Amendment – /28/

(a)(26)	Form of Articles of Amendment – /29/

(a)(27)	Form of Articles of Amendment – /30/

(a)(28)	Form of Articles Supplementary – /30/

(a)(29)	Form of Articles Supplementary – /32/

(a)(30)	Form of Articles of Amendment – /32/

(a)(31)	Form of Articles of Amendment – /32/

(a)(32)	Form of Articles Supplementary – /33/

(a)(33)	Form of Articles Supplementary – /36/

(a)(34)	Form of Articles Supplementary – /37/

(a)(35)	Form of Articles Supplementary – /38/

(a)(36)	Form of Articles Supplementary – /39/

(a)(37)	Form of Articles of Amendment – /40/

(a)(38)	Form of Articles Supplementary – /41/

(a)(39)	Form of Articles Supplementary – /44/

(a)(40)	Form of Articles of Amendment to the Articles of Incorporation – /45/

(b)	Amendment and Restated By-laws. – /37/

(c)	Not Applicable.

(d)(1)	Form of Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company made as of February 6, 2013 – /43/

(d)(2)	Form of Amendment No.1 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company – /43/

(d)(3)	Form of Amendment No.2 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company – /44/

(e)(1)	Form of Amended and Restated Distribution Agreement between Registrant and TCW Brokerage Services – /7/

(e)(2)	Form of Dealer Agreement (TCW Brokerage Services) – /19/

(e)(3)	Form of Dealer Agreement (TCW Funds Distributors) – /35/

(f)	Not Applicable.

(g)(1)	Form of Custodian Agreement between Registrant and Investors Bank & Trust Company dated June 29, 2007— /30/

(g)(2)	Form of Delegation Agreement between Registrant and Investors Bank & Trust Company – /7/

(h)(1)	Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC – /24/

(h)(2)	Form of Administration Agreement between Registrant and Investors Bank & Trust Company dated June 29, 2007 – /30/

(h)(3)	Form of Securities Lending Agency Agreement between Registrant and Investors Bank & Trust Company – /7/

(h)(3)(a)	Form of Amendment No. 1 to Schedule A to the Securities Lending Agency Agreement between the Registrant and Investors Bank & Trust Company – /15/

(h)(3)(b)	Form of Amendment Agreement to the Securities Lending Agency Agreement between the Registrant and Investors Bank & Trust Company – /30/

(h)(4)	Form of Indemnification Agreement – /44/

(h)(5)	Form of Expense Limitation Agreement for TCW Concentrated Value Fund, TCW Growth Fund, TCW Growth Equities Fund, TCW SMID Cap Growth Fund, TCW Value Opportunities Fund, TCW Core Fixed Income Fund, TCW Enhanced Commodity Strategy Fund, TCW High Yield Bond Fund, TCW Short Term Bond Fund, TCW Total Return Bond, TCW Emerging Markets Local Currency Income Fund, TCW Emerging Markets Multi-Asset Opportunities Fund, TCW Global Bond Fund, TCW International Growth Fund, TCW International Small Cap Fund, and TCW Global Conservative Allocation Fund – /45/

(i)	Opinion of Counsel – /45/

(j)	Consent of Deloitte & Touche LLP – /45/

(k)	Not Applicable

(l)	Not Applicable

(m)	Form of Registrant’s Class A Shares (k/n/a Class N Shares) Distribution Plan. – /7/

(n)	Not Applicable

(o)	Form of Amended and Restated Plan Pursuant to Rule 18f-3. – /15/

(p1)	Amended Code of Ethics dated September 16, 2013 – /45/

(q)(1)	Power of Attorney for Samuel P. Bell – /43/

(q)(2)	Power of Attorney for David S. DeVito – /43/

(q)(3)	Power of Attorney for John A. Gavin – /43/

(q)(4)	Power of Attorney for Patrick C. Haden – /43/

(q)(5)	Power of Attorney for Janet E. Kerr – /43/

(q)(6)	Power of Attorney for Peter McMillan – /43/

(q)(7)	Power of Attorney for Charles A. Parker – /43/

(q)(8)	Power of Attorney for Victoria B. Rogers – /43/

(q)(9)	Power of Attorney for Marc I. Stern – /43/

(q)(10)	Power of Attorney for Andrew Tarica – /43/

(q)(11)	Power of Attorney for Richard M. Villa – /45/

1.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on September 22, 1992.
2.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 26, 1993.
3.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 23, 1994.
4.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 18, 1994.
5.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on April 21, 1995.
6.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed April 2, 1998.
7.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 30, 1998.
8.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 1, 1999.
9.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 29, 2000.
10.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 17, 2000.
11.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 15, 2000.
12.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 1, 2001.
13.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on June 6, 2001.
14.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 27, 2001.
15.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 15, 2001.
16.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 12, 2002.
17.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2003.
18.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 17, 2003.
19.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 1, 2004.
20.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 30, 2004.
21.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2004.
22.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 23, 2004.
23.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 24, 2005.
24.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 23, 2005.
25.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 23, 2005.
26.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 27, 2006.
27.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on June 8, 2006.
28.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 21, 2006.
29.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2007.
30.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on October 15, 2007.
31.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 29, 2008.
32.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 27, 2009.
33.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on October 16, 2009.
34.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 10, 2009.
35.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 8, 2010.

36.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on July 30, 2010.
37.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on September 29, 2010.
38.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 9, 2010.
39.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 12, 2011.
40.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2011.
41.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A on August 12, 2011.
42.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A field on February 28, 2012.
43.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A field on February 28, 2013.
44.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A field on June 26, 2013.
45.	Filed herewith.

Item 29. Persons Controlled by or Under Common Control with Registrant.

TCW Investment Management Company (the “Advisor”) is a 100% owned subsidiary of The TCW Group, Inc. (formerly TCW Management Company), a Nevada corporation. The Advisor was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. The Carlyle Group, LP (“Carlyle”) may be deemed to be a control person of the Advisor by reason of its control of certain investment funds that indirectly control more than 25% of the voting stock of The TCW Group, Inc. Other investment adviser and broker-dealer entities under common control with the Adviser as subsidiaries of The TCW Group, Inc. include: TCW Funds Distributors (a California entity and a registered-broker-dealer), TCW Asset Management Company (a California corporation and a registered investment adviser), Metropolitan West Asset Management LLC (a California limited liability company and a registered investment adviser) and Trust Company of the West (a California licensed trust company). Carlyle also controls various other pooled investment vehicles and, indirectly, many of the portfolio companies owned by those funds.

Item 30. Indemnification.

Under Article Eighth, Section (9) of the Company’s Articles of Incorporation, directors and officers of the Company will be indemnified, and will be advanced expenses, to the fullest extent permitted by Maryland law, but not in violation of Section 17(i) of the Investment Company Act of 1940. Such indemnification rights are also limited by Article 9.01 of the Company’s Bylaws. The Company has also entered into Indemnification Agreements with each of its directors which provide that the Company shall advance expenses and indemnify and hold harmless each director in certain circumstances against any expenses incurred by a director in any proceeding arising out of or in connection with the director’s service to the Company, to the maximum extent permitted by the Company’s Articles of Incorporation, Bylaws, the Maryland General Corporation Law, the Securities Act of 1933 and the Investment Company Act of 1940, and which provide for certain procedures in connection with such advancement of expenses and indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in a successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser.

In addition to the Funds, the Adviser serves as investment adviser or sub-adviser to a number of open- and closed-end management investment companies that are registered under the 1940 Act and to a number of foreign investment companies. The list required by this Item 31 of officers and directors of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser and such officers and directors during the past two years, is incorporated by reference to Form ADV (SEC File No. 801-29075) filed by the Adviser pursuant to the Advisers Act.

Item 32. Principal Underwriters.

(a)	None.

(b)

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant
David B. Lippman	Director, President & Chief Executive Officer	None

David S. DeVito	Director	Director, President & Chief Executive Officer

Vincent J. Bencivenga	Interim Chief Compliance Officer, Managing Director & Assistant Secretary	None

Meredith S. Jackson	Director	Interim Chief Compliance Officer, Senior Vice President, General Counsel & Secretary

Joseph T. Magpayo	Managing Director	None

James G. Krause	Chief Financial Officer & Senior Vice President	None

*	The principal business address is 865 South Figueroa Street, Los Angeles, CA 90017.

(c)	None.

Item 33. Location of Accounts and Records.

Unless otherwise stated below, the books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of:

Treasurer

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, CA 90017

Rule	Location of Required Records
31a-l(b)(2)(c)	N/A

31a-l(b)(2)(d)	State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116

31a-l(b)(4)-(6)	TCW Investment Management Company 865 South Figueroa Street Los Angeles, CA 90017

31a-1(b)(9)-(11)	TCW Investment Management Company 65 South Figueroa Street Los Angeles, CA 90017

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California on the 26th day of February 2014.

TCW FUNDS, INC.
By:	/s/ Patrick W. Dennis
Patrick W. Dennis
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, the Registrant’s registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* /s/ Patrick C. Haden
Patrick C. Haden	Chairman and Director	February 26, 2014

/s/ David S. DeVito
David S. DeVito	Director and President (Chief Executive Officer)	February 26, 2014

* /s/ Samuel P. Bell
Samuel P. Bell	Director	February 26, 2014

* /s/ John A. Gavin
John A. Gavin	Director	February 26, 2014

* /s/ Janet E. Kerr
Janet E. Kerr	Director	February 26, 2014

* /s/ Peter McMillan
Peter McMillan	Director	February 26, 2014

* /s/ Charles A. Parker
Charles A. Parker	Director	February 26, 2014

* /s/ Victoria B. Rogers
Victoria B. Rogers	Director	February 26, 2014

* /s/ Marc I. Stern
Marc I. Stern	Director	February 26, 2014

* /s/ Andrew Tarica
Andrew Tarica	Director	February 26, 2014

/s/ Richard M. Villa
Richard M. Villa	Treasurer (Chief Financial Officer)	February 26, 2014

*By:	/s/ Patrick W. Dennis
Patrick W. Dennis

*	Pursuant to Powers of Attorney

Exhibit Index

Exhibit 28 (a)(40)	Form of Articles of Amendment to the Articles of Incorporation

Exhibit 28 (h)(5)	Form of Expense Limitation Agreement for TCW Concentrated Value Fund, TCW Growth Fund, TCW Growth Equities Fund, TCW SMID Cap Growth Fund, TCW Value Opportunities Fund, TCW Core Fixed Income Fund, TCW Enhanced Commodity Strategy Fund, TCW High Yield Bond Fund, TCW Short Term Bond Fund, TCW Total Return Bond, TCW Emerging Markets Local Currency Income Fund, TCW Emerging Markets Multi-Asset Opportunities Fund, TCW Global Bond Fund, TCW International Growth Fund, TCW International Small Cap Fund, and TCW Global Conservative Allocation Fund

Exhibit 28 (i)	Opinion of Counsel

Exhibit 28 (j)	Consent of Deloitte & Touche LLP

Exhibit 28 (p)(1)	Amended Code of Ethics dated September 16, 2013

Exhibit 28(q)(11)	Power of Attorney for Richard M. Villa